UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------
                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-03451

                              SEI TAX EXEMPT TRUST
               (Exact name of registrant as specified in charter)

                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
             Oaks, PA 19456 (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                    DATE OF FISCAL YEAR END: AUGUST 31, 2007

                   DATE OF REPORTING PERIOD: NOVEMBER 30, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS


--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Tax Free Fund
November 30, 2006

--------------------------------------------------------------------------------
                                                 Face Amount           Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 105.3%
ALABAMA -- 3.4%
   Jefferson County, Sewer Revenue,
     Cl A, RB, FGIC (A)
     3.530%, 02/01/32                            $     9,900        $     9,900
   Lee County, Industrial Development
     Authority, Lifesouth Community
     Blood Center Project, RB (A) (B)
     3.490%, 12/01/19                                    695                695
   Montgomery, Industrial Development
     Board, General Electric Project,
     RB (A)
     3.660%, 05/01/21                                  13,000            13,000
                                                                    -----------
                                                                         23,595
                                                                    -----------
ARIZONA -- 1.8%
   Maricopa County, Industrial
     Development Authority, Gran
     Victoria Housing Project,
     Ser A, RB (A) (C)
     3.500%, 04/15/30                                  2,655              2,655
   Phoenix, Industrial Development
     Authority, Rancho LaDera Project,
     RB (A) (B)
     3.560%, 10/01/23                                 10,300             10,300
                                                                    -----------
                                                                         12,955
                                                                    -----------
CALIFORNIA -- 0.4%
   California State, Educational
     Facilities Authority, Chapman
     University Project, RB (A) (B)
     3.350%, 12/01/30                                    900                900
   Riverside County, Housing Authority,
     De Anza Villas Project, RB (A) (B)
     3.410%, 12/01/16                                    205                205
   San Bernardino County, Housing
     Authority, Indian Knoll Apartments
     Project, Ser A, RB (A) (C)
     3.370%, 05/15/31                                    270                270
   San Diego County, Museum of Art
     Project, COP (A) (B)
     3.500%, 09/01/30                                    600                600
   Three Valleys, Municipal Water
     District Authority, Miramar Water
     Treatment Plant Project,
     COP (A) (B)
     3.450%, 11/01/14                                    200                200
   Westminster, Redevelopment Agency,
     Commercial Redevelopment Project
     No. 1, TAN, AMBAC (A)
     3.350%, 08/01/27                                    295                295
                                                                    -----------
                                                                          2,470
                                                                    -----------
COLORADO -- 3.3%
   Arapahoe County, Water & Wastewater
     Authority, Refunding & Improvement
     Project, Ser A, RB (A) (B)
     3.510%, 12/01/33                                  4,000              4,000
   Arvada, Water Authority,
     RB, FSA (A)
     3.650%, 11/01/20                                  1,190              1,190

--------------------------------------------------------------------------------
                                                 Face Amount           Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   Boulder, Health Facilities
     Authority, Community Hospital
     Project, RB (A) (B)
     3.650%, 10/01/30                            $    15,240       $     15,240
   Castlewood Ranch, Metropolitan
     District, GO (A) (B)
     3.450%, 12/01/31                                  1,250              1,250
   NBC, Metropolitan District
     Authority, GO (A) (B)
     3.530%, 12/01/30                                  1,000              1,000
   Thornton, Multi-Family Housing
     Authority, Quaile Ridge Project,
     Ser A, RB (A) (B)
     3.730%, 04/01/10                                    450                450
                                                                    -----------
                                                                         23,130
                                                                    -----------
DELAWARE -- 0.9%
   Delaware State, Economic Development
     Authority, School House Project,
     RB (A) (B)
     3.650%, 12/01/25                                  3,850              3,850
   Delaware State, Economic Development
     Authority, Wilmington Montessori
     School Project, RB (A) (B)
     3.530%, 05/01/20                                  2,470              2,470
                                                                    -----------
                                                                          6,320
                                                                    -----------
DISTRICT OF COLUMBIA -- 0.1%
   District of Columbia, Laboratory
     School Project, RB (A) (B)
     3.590%, 12/01/23                                    600                600
                                                                    -----------
FLORIDA -- 2.3%
   Florida State, Multi-Family Housing
     Authority, Lakeside North Project,
     RB (A) (C)
     3.490%, 06/01/34                                  2,800              2,800
   Jacksonville, Industrial Development
     Authority, Trailer Marine-Crowly
     Project, RB (A) (B)
     3.500%, 02/01/14                                  3,600              3,600
   Miami-Dade County, Industrial
     Development Authority, Carrollton
     School Project, RB (A) (B)
     3.480%, 06/01/24                                    700                700
   Miami-Dade County, Industrial
     Development Authority, Saral
     Publications Project, RB (A) (B)
     3.490%, 04/01/08                                    300                300
   Miami-Dade County, School Board
     District, COP, FGIC (A)
     3.520%, 08/01/21                                  4,025              4,025
   Orange County, Multi-Family Housing
     Authority, Post Fountains Project,
     RB (A) (C)
     3.520%, 06/01/25                                  1,000              1,000
   Sarasota County, Utility Systems
     Authority, RB, FGIC (A)
     3.520%, 10/01/10                                  3,720              3,720
                                                                    -----------
                                                                         16,145
                                                                    -----------


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Tax Free Fund
November 30, 2006

--------------------------------------------------------------------------------
                                                 Face Amount           Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
GEORGIA -- 2.9%
   Bibb County, Refunding & Improvement
     Authority, Baptist Village
     Project, RB (A) (B)
     3.490%, 08/01/18                            $     2,500        $     2,500
   Catoosa County, Industrial
     Development Authority, Galaxy
     Carpet Project, RB (A) (B)
     3.490%, 12/01/06                                  6,500              6,500
   Cobb County, Residential Facilities
     for the Elderly, A.G. Rhodes Home
     Project, RB (A) (B)
     3.490%, 04/01/16                                    565                565
   DeKalb County, Multi-Family Housing
     Authority, Winters Creek
     Apartments Project, RB (A) (C)
     3.520%, 06/15/25                                    400                400
   DeKalb County, Multi-Family Housing
     Authority, Woodhills Apartments
     Project, RB (A) (B)
     3.550%, 12/01/07                                    450                450
   Fulton County, Development
     Authority, Arthritis Foundation
     Project, RB (A) (B)
     3.490%, 12/01/16                                    635                635
   Fulton County, Multi-Family Housing
     Authority, Hampton Hills
     Apartments Project, RB (A) (C)
     3.500%, 06/01/23                                  2,100              2,100
   Gainesville & Hall Counties, Senior
     Living Facilities, Lanier Village
     Project, Ser C, RB (A) (B)
     3.660%, 11/15/30                                  1,200              1,200
   Gwinnett County, Development
     Authority, Wesleyan School
     Project, RB (A) (B)
     3.490%, 03/01/21                                    700                700
   Gwinnett County, Industrial
     Development Authority, Greater
     Atlanta Christian School Project,
     RB (A) (B)
     3.490%, 04/01/18                                  2,700              2,700
   Gwinnett County, Multi-Family
     Housing Authority, Greens
     Apartments Project, RB (A) (C)
     3.520%, 06/15/25                                    700                700
   Roswell, Multi-Family Housing
     Authority, Azalea Park Apartments
     Project, RB (A) (C)
     3.520%, 06/15/25                                  1,500              1,500
   Savannah, Economic Development
     Authority, Westside Urban Health
     Center Project, Ser A, RB (A) (B)
     3.540%, 03/01/18                                    105                105
                                                                    -----------
                                                                         20,055
                                                                    -----------
ILLINOIS -- 10.0%
   Central Lake County, Joint Action
     Project, Ser B18, RB, AMBAC (A)
     3.520%, 05/01/20                                  1,395              1,395
   Chicago, Municipal Securities Trust
     Certificates, Ser 7016, Cl A,
     RB, FGIC (A)
     3.520%, 01/01/33                                  7,500              7,500

--------------------------------------------------------------------------------
                                                 Face Amount           Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   Eclipse Funding Trust, Solar
     Eclipse-Southern Illinois
     University, RB, MBIA (A)
     3.510%, 04/01/14                            $     5,000        $     5,000
   Illinois State, Development
     Financing Authority, Christian
     Brothers Services Project,
     RB (A) (B)
     3.750%, 05/01/20                                  1,400              1,400
   Illinois State, Development
     Financing Authority, Creative
     Children's Academy Project,
     RB (A) (B)
     3.800%, 10/01/28                                  2,400              2,400
   Illinois State, Development
     Financing Authority, World
     Communications Project,
     RB (A) (B)
     3.460%, 08/01/15                                  1,400              1,400
   Illinois State, Educational
     Facilities Authority, Art
     Institute of Chicago Project, RB (A)
     3.500%, 03/01/27                                    900                900
   Illinois State, Finance Authority,
     Rest Haven Christian Service
     Project, Ser B, RB (A) (B)
     3.500%, 11/15/34                                  5,330              5,330
   Illinois State, Health Facilities
     Authority, Memorial Health Systems
     Project, RB (A) (B)
     3.700%, 10/01/22                                  1,300              1,300
   Illinois State, Regional
     Transportation Authority,
     RB, FGIC (A)
     3.510%, 07/01/27                                  6,000              6,000
   Lake County, Community Consolidated
     School District
     No. 73, Ser 329, GO, FGIC (A)
     3.540%, 12/01/14                                  1,010              1,010
   Lake County, Warren Township High
     School Project, GO, FGIC (A)
     3.520%, 03/01/24                                 10,445             10,445
   Lakemoor, Multi-Family Housing
     Authority, Housing Mortgage
     Project, Ser C, RB (A) (B)
     3.580%, 12/01/20                                  6,400              6,400
   Macon County, Industrial Development
     Authority, Decatur Family YMCA
     Project, RB (A)
     3.750%, 05/01/35                                  4,400              4,400
   Romeoville, Lewis University
     Project, RB (A) (B)
     3.650%, 10/01/36                                 10,970             10,970
   Skokie, Economic Development
     Authority, Skokie Fashion Square
     Project, RB (A) (B)
     3.905%, 12/01/14                                  4,350              4,350
                                                                    -----------
                                                                         70,200
                                                                    -----------
INDIANA -- 6.3%
   Concord, Community Schools, RAW
     3.750%, 12/29/06                                  3,000              3,001
   East Porter County, School Building,
     Ser DB (A)
     3.510%, 07/15/20                                  5,275              5,275


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Tax Free Fund
November 30, 2006

--------------------------------------------------------------------------------
                                                 Face Amount           Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   Elkhart County, Industrial
     Development Authority, Hubbard
     Hill Estates Project, RB (A) (B)
     3.650%, 11/01/21                            $       935        $       935
   Hamilton, Southeastern Schools,
     Ser 2682, RB, FSA (A)
     3.520%, 07/10/17                                  6,505              6,505
   Indiana State, Development Finance
     Authority, Brebeuf Preparatory
     School Project, RB (A) (B)
     3.750%, 07/01/26                                  3,400              3,400
   Indiana State, Development Finance
     Authority, Cathedral High School
     Project, RB (A) (B)
     3.700%, 09/01/26                                    565                565
   Indiana State, Educational
     Facilities Authority, University
     of Evansville Project, Ser B,
     RB (A) (B)
     3.530%, 12/01/29                                  1,900              1,900
   Indiana State, GCS School Building,
     RB, FSA (A)
     3.530%, 07/15/26                                  3,400              3,400
   Indiana State, Health Facilities
     Financing Authority, Bethesda
     Living Center Project,
     Ser B, RB (A) (B)
     3.490%, 08/01/31                                  2,405              2,405
   Indiana State, Health Facilities
     Financing Authority, Fayette
     Memorial Hospital Association
     Project, Ser A, RB (A) (B)
     3.700%, 10/01/32                                  2,655              2,655
   Indiana State, Health Facilities
     Financing Authority, Fayette
     Memorial Hospital Association
     Project, Ser B, RB (A) (B)
     3.700%, 10/01/22                                  3,125              3,125
   Indiana State, Health Facilities
     Financing Authority, Margaret Mary
     Community Hospital Project, Ser A,
     RB (A) (B)
     3.700%, 12/01/29                                    345                345
   Indiana State, Industrial
     Development Authority, Goodwill
     Industries Center Project,
     RB (A) (B)
     3.550%, 06/01/16                                  1,435              1,435
   Marion County, Decatur Township
     Multi-School, BAN
     4.000%, 12/29/06                                  1,600              1,600
   New Palestine, Industrial Economic
     Development Authority, UMC
     Community Center Project,
     RB (A) (B)
     3.650%, 10/01/31                                  2,625              2,625
   North Adams, Community Schools,
     Temporary Loan Warrants
     4.000%, 12/29/06                                  2,000              2,001
   Tippecanoe, School District,
     Temporary Loan Warrants
     3.750%, 12/29/06                                  3,000              3,001
                                                                    -----------
                                                                         44,173
                                                                    -----------

--------------------------------------------------------------------------------
                                                 Face Amount           Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
IOWA -- 1.8%
   Iowa State, Finance Authority,
     Carroll Kuemper Catholic High
     School Project, RB (A) (B)
     3.700%, 06/01/28                            $     1,460        $     1,460
   Iowa State, Healthcare Facilities
     Authority, Care Initiatives
     Project, RB (A) (B)
     3.700%, 11/01/32                                  2,320              2,320
   Iowa State, Higher Education Loan
     Authority, Private College
     Facilities, Des Moines Project,
     RB (A) (B)
     3.700%, 10/01/24                                  2,005              2,005
     3.700%, 10/01/33                                  1,400              1,400
   Iowa State, Higher Education Loan
     Authority, Private College
     Facilities, Morningside College
     Project, RB (A) (B)
     3.700%, 07/01/26                                    800                800
   Iowa State, Higher Education Loan
     Authority, Private College
     Facilities, Wartburg Project,
     RB (A) (B)
     3.700%, 03/01/30                                  3,350              3,350
   Iowa State, School Cash Anticipation
     Program, Warrants Certificates,
     Ser B, FSA
     4.500%, 01/26/07                                  1,500              1,503
                                                                    -----------
                                                                         12,838
                                                                    -----------
KANSAS -- 3.4%
   Kansas State, Development Finance
     Authority, Multi-Family Housing,
     Woodridge Project, RB (A) (C)
     3.500%, 03/01/31                                  3,000              3,000
   Leavenworth County, GO, FGIC (A)
     3.520%, 09/01/26                                  7,120              7,120
   Prairie Village, Multi-Family
     Housing Authority, Corinth Place
     Apartments Project, RB (A)
     3.500%, 11/01/30                                  2,650              2,650
   Topeka, Multi-Family Housing
     Authority, Fleming Court Project,
     RB (A) (B)
     3.580%, 12/01/28                                  3,730              3,730
   Wyandotte County, Government
     Facilities Project, Temporary
     Notes, Ser I, GO
     3.730%, 04/01/07                                  7,000              7,000
                                                                    -----------
                                                                         23,500
                                                                    -----------
KENTUCKY -- 1.0%
   Hardin County, Water District No. 1,
     RB (A) (B)
     3.530%, 09/01/22                                  1,170              1,170
   Jefferson County, Retirement Home
     Facilities Authority, Nazareth
     Library Project, RB (A) (B)
     3.650%, 10/01/19                                  1,165              1,165
   Kentucky State, Development Finance
     Authority, Havery Brewers Project,
     Ser C2, RB (A) (B)
     3.600%, 12/01/31                                    390                390


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Tax Free Fund
November 30, 2006

--------------------------------------------------------------------------------
                                                 Face Amount           Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   Kentucky State, Development Finance
     Authority, New Harmony Project,
     Ser A2, RB (A) (B)
     3.600%, 12/01/31                            $       430        $       430
   Kentucky State, Rural Water Finance
     Authority, Construction Notes,
     Ser A-1, RB (A)
     3.625%, 04/01/09                                  1,600              1,600
   Lexington-Fayette Urban County,
     Government Housing Authority,
     Richmond Place Project,
     RB (A) (B)
     3.750%, 04/01/15                                  2,000              2,000
   Muhlenberg County, Airport District,
     Ser B-2, RB (A) (B)
     3.600%, 12/01/31                                    415                415
                                                                    -----------
                                                                          7,170
                                                                    -----------
LOUISIANA -- 1.0%
   Louisiana State, Public Facilities
     Authority, Emberwood Project,
     Ser A, RB (A) (C)
     3.500%, 11/15/33                                  7,000              7,000
                                                                    -----------
MAINE -- 0.3%
   Maine, Health & Higher Educational
     Authority, New England Project,
     Ser E, RB, AMBAC (A)
     3.500%, 12/01/25                                  2,325              2,325
                                                                    -----------
MARYLAND -- 1.3%
   Maryland State, Community
     Development Administration,
     Residential Project, Ser C, RB
     3.375%, 03/07/07                                  1,500              1,500
   Maryland State, Community
     Development Administration,
     Residential Project, Ser Q, RB
     3.590%, 12/14/07                                  3,870              3,870
   Maryland State, Health & Higher
     Education Authority, Pickersgill
     Project, Ser A, RB, Radian
     Insured (A)
     3.500%, 01/01/35                                  4,000              4,000
                                                                    -----------
                                                                          9,370
                                                                    -----------
MASSACHUSETTS -- 9.9%
   Boston, Water & Sewer Commission,
     Ser A, RB (A) (B)
     3.430%, 11/01/24                                  1,500              1,500
   Fitchburg, RAN
     4.350%, 12/01/06                                  1,100              1,100
   Massachusetts State, Development
     Finance Agency, Assumption College
     Project, Ser A, RB (A) (B)
     3.500%, 03/01/32                                  4,400              4,400
   Massachusetts State, Development
     Finance Agency, Belmont Day School
     Project, RB (A) (B)
     3.500%, 07/01/31                                  4,500              4,500
   Massachusetts State, Development
     Finance Agency, Boston College
     High School Project, RB (A) (B)
     3.500%, 08/01/36                                  4,000              4,000

--------------------------------------------------------------------------------
                                                 Face Amount           Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Development
     Finance Agency, Cardinal Cushing
     Centers Project, RB (A) (B)
     3.480%, 02/01/33                            $     7,565        $     7,565
   Massachusetts State, Development
     Finance Agency, Dana Hall School
     Project, RB (A) (B)
     3.490%, 06/01/34                                  1,900              1,900
   Massachusetts State, Development
     Finance Agency, Marine Biological
     Lab Project, RB (A) (B)
     3.500%, 10/01/36                                  2,000              2,000
   Massachusetts State, Development
     Finance Agency, Ser 563, RB (A)
     3.520%, 07/01/35                                  3,000              3,000
   Massachusetts State, Development
     Finance Agency, Suffolk University
     Project, Ser A, RB (A)
     3.520%, 07/01/35                                  6,930              6,930
   Massachusetts State, Development
     Finance Agency, The Rivers School
     Project, RB (A) (B)
     3.490%, 08/01/32                                  2,000              2,000
   Massachusetts State, Health &
     Educational Facilities Authority,
     Falmouth Assisted Living Project,
     Ser A, RB (A) (B)
     3.510%, 11/01/26                                    500                500
   Massachusetts State, Health &
     Educational Facilities Authority,
     Partners Health Care System
     Project, Ser P-1, RB, FSA (A)
     3.480%, 07/01/27                                    625                625
   Massachusetts State, Health &
     Educational Facilities Authority,
     Sherrill House Project, Ser A-1,
     RB (A) (B)
     3.490%, 01/01/32                                  3,200              3,200
   Massachusetts State, Health &
     Educational Facilities Authority,
     The Boston Home Project, Ser B, RB
     (A) (B)
     3.500%, 06/01/32                                  1,500              1,500
   Massachusetts State, Health &
     Educational Facilities Authority,
     Williams College Issue, Ser E,
     RB (A)
     3.440%, 08/01/14                                  1,400              1,400
   Massachusetts State, Housing Finance
     Authority, Multi-Family Housing
     Project, Ser A, RB (A) (C)
     3.450%, 01/15/10                                    240                240
   Massachusetts State, Industrial
     Finance Agency, Jewish Geriatric
     Services Project, Ser A,
     RB (A) (B)
     3.480%, 05/15/13                                  1,240              1,240
   Massachusetts State, Ser B30,
     GO, FSA (A)
     3.510%, 09/01/25                                  4,000              4,000
   Massachusetts State, Turnpike
     Authority, Ser 334, RB, MBIA (A)
     3.510%, 01/01/37                                  1,743              1,743


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Tax Free Fund
November 30, 2006

--------------------------------------------------------------------------------
                                                 Face Amount           Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Water Resource
     Authority, Ser B, RB, AMBAC (A)
     3.480%, 04/01/28                            $     1,650        $     1,650
   Montachusett Regional Transit
     Authority, RAN
     4.500%, 06/15/07                                  1,800              1,806
   New Bedford, BAN
     4.000%, 02/16/07                                  7,700              7,708
   New Bedford, RAN
     3.700%, 04/13/07                                  1,500              1,500
   Southeastern Regional Transportation
     Authority, RAN
     3.850%, 09/07/07                                  1,300              1,301
   Worcester Regional Transit
     Authority, RAN
     4.250%, 06/29/07                                  2,000              2,003
                                                                    -----------
                                                                         69,311
                                                                    -----------
MICHIGAN -- 2.6%
   Farmington Hills, Botsford General
     Hospital Project, Ser B,
     RB, MBIA (A) (B)
     3.700%, 02/15/16                                  1,650              1,650
   Jackson County, Economic Development
     Authority, Limited Thrifty Leoni
     Project, RB (A) (B)
     3.650%, 12/01/14                                    800                800
   Michigan State, Higher Educational
     Facilities Authority, Adrian
     College Project, RB (A) (B)
     3.520%, 03/01/31                                  2,000              2,000
   Michigan State, Hospital Finance
     Authority, Ascension Health Credit
     Project, Ser B, RB (A)
     5.375%, 11/15/33                                  1,000              1,017
   Michigan State, Hospital Finance
     Authority, Trinity Health Credit
     Project, Ser F, RB (A)
     3.660%, 11/01/18                                  1,305              1,305
   Michigan State, Housing Development
     Authority, Courtyards of Taylor
     Project, Ser A, RB (A) (C)
     3.500%, 08/15/32                                  1,400              1,400
   Michigan State, Housing Development
     Authority, Parks of Taylor
     Apartments Project, Ser A, RB (A)(C)
     3.500%, 08/15/32                                  2,600              2,600
   Michigan State, Housing Development
     Authority, Shoal Creek Project,
     RB (A) (B)
     3.530%, 10/01/07                                    700                700
   Michigan State, Job Development
     Authority, East Lansing
     Residential Project, RB (A) (B)
     3.650%, 12/01/14                                  1,900              1,900
   Michigan State, Strategic Fund, Van
     Andel Research Institute Project,
     RB (A) (B)
     3.500%, 11/01/27                                  3,865              3,865
   Michigan Tech University, Ser A, RB,
     AMBAC (A)
     3.520%, 10/01/18                                    175                175

--------------------------------------------------------------------------------
                                                 Face Amount           Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   Northville Township, Economic
     Development Authority, Thrifty
     Northville Project, RB (A) (B)
     3.650%, 05/01/14                            $     1,000        $     1,000
                                                                    -----------
                                                                         18,412
                                                                    -----------
MINNESOTA -- 2.9%
   Arden Hills, Housing & Health
     Authority, Presbyterian Homes
     Project, Ser A, RB (A) (B)
     3.700%, 09/01/29                                  6,521              6,521
   Arden Hills, Housing & Health
     Authority, Presbyterian Homes
     Project, Ser B, RB (A) (B)
     3.700%, 09/01/29                                    728                728
   Austin, Industrial Development
     Authority, Supervalue Incorporated
     Project, RB (A) (B)
     3.620%, 12/01/13                                  1,400              1,400
   Coon Rapids, Health Center Systems
     Project, RB (A) (B)
     3.500%, 08/01/15                                  2,045              2,045
   Lauderdale, Children's Home Society
     Project, RB (A) (B)
     3.750%, 12/01/30                                     30                 30
   Mankato, Bethany Lutheran College
     Project, Ser B, RB (A) (B)
     3.700%, 11/01/15                                  1,300              1,300
   Minneapolis & St. Paul, Minnehaha
     Academy Project, RB, FGIC (A)
     3.520%, 01/01/25                                  7,490              7,490
   St. Paul, Housing & Redevelopment
     Authority, Minnesota Public Radio
     Project, RB (A) (B)
     3.700%, 05/01/22                                  1,000              1,000
                                                                    -----------
                                                                         20,514
                                                                    -----------
MISSOURI -- 3.2%
   Clayton, Industrial Development
     Authority, Bailey Court Project,
     RB (A) (B)
     3.630%, 01/01/09                                  1,900              1,900
   Kansas City, Industrial Development
     Authority, Springs Apartment
     Project, RB (A) (B)
     3.750%, 09/01/25                                    100                100
   Kansas City, Industrial Development
     Authority, Woodlands Partners
     Project, RB (A) (C)
     3.540%, 02/15/31                                  4,045              4,045
   Kirkwood, Tax Increment Revenue
     Authority, Kirkwood Commons
     Project, RB (A) (B)
     3.700%, 10/01/17                                    340                340
   Missouri State, Health & Educational
     Facilities Authority, Bethesda
     Health Group Project, Ser A, RB
     (A) (B)
     3.700%, 08/01/31                                  1,000              1,000
   Missouri State, Health & Educational
     Facilities Authority, Kansas City
     Art Institute, RB (A) (B)
     3.700%, 12/01/35                                    800                800


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Tax Free Fund
November 30, 2006

--------------------------------------------------------------------------------
                                                 Face Amount           Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   Missouri State, Health & Educational
     Facilities Authority, Lutheran
     Senior Services Project, RB (A) (B)
     3.490%, 02/01/31                            $       160        $       160
   Missouri State, Health & Educational
     Facilities Authority, Missouri
     Valley College, RB (A) (B)
     3.700%, 10/01/31                                    100                100
   Missouri State, Health & Educational
     Facilities Authority, St. Louis
     University Project, Ser B, RB (A)
     3.680%, 10/01/24                                  4,025              4,025
   Missouri State, Public Utilities
     Commission, Interim Construction
     Notes, RB
     4.500%, 09/15/07                                  1,100              1,107
   St. Charles County, Industrial
     Development Authority, Sun River
     Village Project, RB (A) (B)
     3.540%, 12/01/27                                  8,500              8,500
                                                                    -----------
                                                                         22,077
                                                                    -----------
MONTANA -- 1.4%
   Montana State, Board Investment
     Authority, Inter Capital Project,
     RB (A)
     3.650%, 03/01/25                                  9,865              9,865
                                                                    -----------
NEBRASKA -- 0.9%
   Nebraska State, Educational Finance
     Authority, Creighton University
     Project, Ser B, RB (A)
     3.700%, 12/15/12                                  2,000              2,000
   Scotts Bluff County, Hospital
     Authority, Regional West Medical
     Center, Radian Insured, RB (A)
     3.510%, 12/01/28                                  4,000              4,000
                                                                    -----------
                                                                          6,000
                                                                    -----------
NEVADA -- 1.9%
   Nevada State, ABN Amro Munitops
     Certificate Trust, Ser 2006-47,
     GO, MBIA (A)
     3.530%, 05/01/14                                  6,700              6,700
   Nevada State, Higher Education
     Universities, Ser 1240,
     RB, AMBAC (A)
     3.520%, 07/01/30                                  6,665              6,665
                                                                    -----------
                                                                         13,365
                                                                    -----------
NEW JERSEY -- 0.4%
   Perth Amboy, BAN
     4.350%, 10/19/07                                  2,500              2,515
                                                                    -----------
NEW HAMPSHIRE -- 0.7%
   Merrimack County, TAN
     3.900%, 12/28/06                                  2,400              2,400
   Strafford County, TAN
     4.250%, 12/28/06                                  2,465              2,466
                                                                    -----------
                                                                          4,866
                                                                    -----------

--------------------------------------------------------------------------------
                                                 Face Amount           Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
NEW YORK -- 4.4%
   Albany, Industrial Development
     Agency, Research Foundation of the
     State University of New York
     Project, Ser A, RB (A)
     3.580%, 07/01/32                            $       300        $       300
   Eagle Tax-Exempt Trust, Cl A,
     RB, FSA (A)
     3.520%, 11/15/30                                  6,470              6,470
   Gloversville City, School District,
     BAN
     3.740%, 09/27/07                                  4,500              4,502
   New York City, Municipal Finance
     Authority, Second Generation
     Resolution Project, Ser CC2,
     RB (A)
     3.620%, 06/15/38                                 15,000             15,000
   New York State, Greater Southern
     Tier Board of Cooperative, RAN
     3.750%, 06/29/07                                  4,800              4,802
                                                                    -----------
                                                                         31,074
                                                                    -----------
OHIO -- 7.2%
   Adams County, Ohio Valley School
     District Improvement Project, BAN
     4.400%, 05/15/07                                  2,500              2,508
   Avon, Ser 2, BAN
     3.950%, 09/27/07                                  1,210              1,212
   Fairfield & Union Local School
     District, BAN
     4.500%, 03/01/07                                  3,000              3,006
   Gates Mills, BAN
     4.250%, 05/24/07                                  1,425              1,428
   Geauga County, Human Services
     Building Project, BAN
     4.250%, 12/06/07                                  1,200              1,207
   Hamilton County, BAN
     4.500%, 09/14/07                                  1,000              1,006
   Hamilton County, Economic
     Development Authority, RB (A) (B)
     3.520%, 11/01/21                                  2,000              2,000
   Henry County, Facilities
     Improvement-Hospital Project,
     RB (A) (B)
     3.550%, 03/01/31                                  2,500              2,500
   Ironton City School District, BAN
     4.750%, 01/25/07                                  3,000              3,003
   Lima, Refunding & Improvement
     Authority, Lima Memorial Hospital
     Project, RB (A) (B)
     3.550%, 12/01/10                                  1,330              1,330
   Lorain County, Industrial
     Development Authority, Regional
     Medical Center Project, RB (A) (B)
     3.550%, 05/01/22                                  1,240              1,240
   Marysville, Water & Sewer
     Acquisition, BAN
     4.250%, 01/25/07                                  2,020              2,023
   New Albany, Community Authority,
     Infrastructure Improvement
     Project, Ser C, RB (A) (B)
     3.500%, 02/01/25                                  2,000              2,000


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Tax Free Fund
November 30, 2006

--------------------------------------------------------------------------------
                                                 Face Amount           Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   Ohio State, Higher Educational
     Facilities Commission, Cuyahoga
     Ohio Community College, Ser B, RB,
     AMBAC (A) (B)
     3.500%, 12/01/32                            $     4,800        $     4,800
   Ohio State, Higher Educational
     Facilities Commission, Kenyon
     College Project, RB (A) (B)
     3.500%, 11/01/35                                    700                700
   Ohio State, Higher Educational
     Facilities Commission, Mount Union
     College Project, RB (A)
     3.500%, 09/01/20                                  2,690              2,690
   Ohio State, Water Development
     Authority, First Energy Project,
     Ser B, RB (A) (B)
     3.500%, 01/01/34                                 10,000             10,000
   Perrysburg, BAN
     4.000%, 05/24/07                                  1,542              1,543
   Perrysburg, Library Improvement
     Project, BAN
     4.250%, 11/08/07                                  1,000              1,006
   Stark County, Industrial Development
     Authority, Newmarket Packaging
     Limited Project, RB (A) (B)
     3.900%, 11/01/14                                  1,325              1,325
   Toledo Lucas County, Public
     Facilities Authority, Toledo
     Museum of Art Project, RB (A) (B)
     3.480%, 09/01/19                                  1,000              1,000
   University of Toledo, BAN
     4.250%, 01/24/07                                  2,000              2,003
   Vandalia, BAN
     3.800%, 08/24/07                                  1,128              1,128
                                                                    -----------
                                                                         50,658
                                                                    -----------
OKLAHOMA -- 1.9%
   Tulsa, Industrial Development
     Authority, Children's Coalition
     Project, RB (A) (B)
     3.750%, 04/01/15                                  1,025              1,025
   Tulsa, Industrial Development
     Authority, Ser A, RB (A)
     3.600%, 05/15/17                                 12,000             12,000
                                                                    -----------
                                                                         13,025
                                                                    -----------
OREGON -- 0.9%
   Clackamas County, Hospital
     Facilities Authority, Senior
     Living Facilities-Mary's Woods
     Project, RB (A) (B)
     3.500%, 11/01/29                                  3,735              3,735
   Oregon State, School Boards
     Association Short-Term Borrowing,
     Ser A, COP
     3.850%, 05/31/07                                  2,810              2,810
                                                                    -----------
                                                                          6,545
                                                                    -----------
PENNSYLVANIA -- 6.8%
   Allegheny County, Hospital
     Development Authority,
     Presbyterian University Hospital
     Project, Ser B-2, RB (A) (B)
     3.500%, 03/01/18                                    675                675

--------------------------------------------------------------------------------
                                                 Face Amount           Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   Allegheny County, Industrial
     Development Authority, Commercial
     Development, Two Marquis Project,
     RB (A) (B)
     3.530%, 12/01/14                            $     2,865        $     2,865
   Allegheny County, Industrial
     Development Authority, Jewish Home
     & Hospital Project, Ser B, RB (A) (B)
     3.500%, 10/01/26                                  2,955              2,955
   Allegheny County, Industrial
     Development Authority, Parkway
     Center Project, Ser A, RB (A) (B)
     3.520%, 05/01/09                                    675                675
   Allegheny County, Industrial
     Development Authority, Pittsburgh
     Theological Society Project,
     RB (A) (B)
     3.820%, 08/01/31                                  2,100              2,100
   Central Bucks, School District,
     Ser A, GO, FGIC (A)
     3.530%, 02/01/20                                  1,190              1,190
   Cumberland County, Municipal
     Authority, Presbyterian Homes
     Project, Ser B, RB,
     Radian Insured (A)
     4.250%, 12/01/26                                  3,700              3,707
   Dallastown, Area School District
     Authority, GO, FGIC (A)
     3.500%, 05/01/20                                  4,115              4,115
   Emmaus, General Authority, Local
     Government E-19 Project,
     RB (A) (B)
     3.500%, 03/01/24                                  1,200              1,200
   Erie County, Hospital Development
     Authority, Ser 820, RB, MBIA (A)
     3.520%, 07/01/22                                  3,200              3,200
   Harrisburg, Water Authority, Ser B,
     RB, FSA (A)
     3.530%, 07/15/17                                  1,000              1,000
   Hazleton, Industrial Development
     Authority, MMI Preparatory School
     Project, RB (A) (B)
     3.500%, 10/01/24                                  1,735              1,735
   McCandless, Industrial Development
     Authority, Bradford Foundation
     Project, Ser A, RB (A) (B)
     3.530%, 01/01/30                                  1,730              1,730
   Moon Township, Industrial
     Development Authority, Executive
     Office Association Project,
     RB (A) (B)
     3.500%, 11/01/10                                  2,250              2,250
   Moon Township, Industrial
     Development Authority, YMCA
     Greater Pittsburgh Project,
     RB (A) (B)
     3.500%, 06/01/25                                  3,280              3,280
   Mount Lebanon, School District,
     Ser B19, GO, MBIA (A)
     3.520%, 02/15/27                                  2,400              2,400
   Northampton County, Industrial
     Development Authority, Moravian
     Academy Project, RB (A) (B)
     3.500%, 02/01/18                                  1,550              1,550


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Tax Free Fund
November 30, 2006

--------------------------------------------------------------------------------
                                                 Face Amount           Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   Pennsylvania State, Economic
     Development Financing Authority,
     Mercy Health Systems Project,
     Ser E-1, RB (A) (B)
     3.500%, 09/01/19                            $     1,400        $     1,400
   Pennsylvania State, Higher Education
     Facilities Authority, Association
     of Independent Colleges Project,
     Ser I1, RB (A) (B)
     3.630%, 11/01/31                                  1,500              1,500
   Pennsylvania State, Higher
     Educational Facilities Authority,
     Association of Independent
     Colleges Project, Ser I5,
     RB (A) (B)
     3.510%, 11/01/21                                  4,000              4,000
   Pennsylvania State, Higher
     Educational Facilities Authority,
     St. Josephs University Project,
     Ser A, RB, Radian Insured (A)
     3.500%, 05/01/31                                    600                600
   Pennsylvania State, Public School
     Building Authority, Parkland
     School District Project, Ser D,
     RB, FGIC (A)
     3.530%, 03/01/19                                  1,140              1,140
   Philadelphia, Industrial Development
     Authority, School for the Deaf
     Project, RB (A) (B)
     3.530%, 11/01/32                                    400                400
   Sayre, Healthcare Facilities
     Authority, Capital Financing
     Project, Ser C, RB, AMBAC (A)
     3.500%, 12/01/20                                  1,300              1,300
   University of Pittsburgh, University
     Capital Project, Ser A, RB (A)
     3.450%, 09/15/13                                    850                850
                                                                    -----------
                                                                         47,817
                                                                    -----------
NORTH CAROLINA -- 0.5%
   Sampson County, COP, FSA (A)
     3.520%, 06/01/34                                  3,330              3,330
                                                                    -----------
SOUTH CAROLINA -- 2.5%
   Greenville County, School District,
     Ser 982, RB (A)
     3.520%, 12/01/28                                  7,250              7,250
   Greenville County, School District,
     UBS Municipal CRVs, RB (A)
     3.520%, 06/01/14                                  2,815              2,815
   South Carolina State, Economic Jobs
     Development Authority, St. Joseph's
     High School Project, RB (A)
     3.680%, 05/15/25                                  4,500              4,500
   South Carolina State, Ser C05,
     GO (A) (B)
     3.520%, 04/01/28                                  3,000              3,000
                                                                    -----------
                                                                         17,565
                                                                    -----------
SOUTH DAKOTA -- 0.7%
   South Dakota State, Conservancy
     District Authority, RB (A)
     3.520%, 08/01/26                                  4,995              4,995
                                                                    -----------

--------------------------------------------------------------------------------
                                                 Face Amount           Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
TENNESSEE -- 2.4%
   Blount County, Public Building
     Authority, Tennessee Library
     Project, RB (A) (B)
     3.490%, 12/01/15                            $       950        $       950
   Franklin County, Health & Education
     Facilities, University of the
     South Sewanee Project, RB (A)
     3.550%, 09/01/10                                  1,100              1,100
   Knox County, Industrial Development
     Board, Professional Plaza Project,
     RB, FGIC (A) (B)
     3.900%, 12/01/14                                  1,500              1,500
   Metropolitan Nashville & Davidson
     County, Health & Educational
     Facilities Board, Dede Wallace
     Healthcare Systems Project,
     RB (A) (B)
     3.490%, 03/01/16                                    500                500
   Tennessee State, Energy Acquisition,
     RB (A)
     3.540%, 09/01/26                                 10,000             10,000
   Tennessee State, Energy Acquisition,
     Ser C05, RB (A)
     3.530%, 09/01/26                                  2,800              2,800
                                                                    -----------
                                                                         16,850
                                                                    -----------
TEXAS -- 4.4%
   Bexar County, Multi-Family Housing
     Authority, Northwest Trails
     Apartments Project, RB (A) (C)
     3.500%, 12/15/34                                  4,930              4,930
   Gulf Coast, Industrial Development
     Authority, Petrounited Project,
     RB (A) (B)
     3.482%, 11/01/19                                  1,500              1,500
   Houston, Independent School
     District, Ser 1111, GO (A)
     3.520%, 02/15/26                                    500                500
   Houston, Utilities Systems Revenue
     Authority, Ser B17, RB, MBIA (A)
     3.520%, 05/15/27                                    450                450
   Municipal Securities Trust
     Certificates, Ser 2001-111,
     RB, FGIC (A)
     3.680%, 05/07/19                                  6,000              6,000
   Texas State, ABN Amro Munitops
     Certificates Trust, Ser 2006-30,
     GO (A)
     3.530%, 08/15/14                                  5,000              5,000
   Texas State, Multi-Family Housing
     Authority, Department of Housing &
     Community Affairs, High Point
     Project, RB (A) (C)
     3.520%, 02/01/23                                    995                995
   Texas State, TRAN
     4.500%, 08/31/07                                  4,000              4,027
   Texas State, University Systems
     Financing Revenue, RB, FSA (A)
     3.520%, 03/15/27                                  7,475              7,475
                                                                    -----------
                                                                         30,877
                                                                    -----------


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Tax Free Fund
November 30, 2006

--------------------------------------------------------------------------------
                                                 Face Amount           Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
VERMONT -- 2.8%
   Vermont State, Educational & Health
     Buildings Financing Authority,
     Capital Asset Financing Project,
     Ser 1, RB (A) (B)
     3.520%, 06/01/22                            $       455        $       455
   Vermont State, Educational & Health
     Buildings Financing Authority,
     Capital Asset Financing Project,
     Ser 2, RB (A) (B)
     3.520%, 06/01/27                                  2,400              2,400
   Vermont State, Educational & Health
     Buildings Financing Authority,
     Middlebury College Project, Ser A,
     RB (A)
     3.580%, 11/01/27                                  3,170              3,170
   Vermont State, Educational & Health
     Buildings Financing Authority,
     Porter Hospital Project, Cl A,
     RB (A) (B)
     3.520%, 10/01/35                                  5,430              5,430
   Vermont State, Municipal Board Bank,
     RB, MBIA (A)
     3.520%, 12/01/21                                  6,305              6,305
   Winooski, Special Obligation, Ser A,
     TA (A) (B)
     3.660%, 05/01/24                                  2,000              2,000
                                                                    -----------
                                                                         19,760
                                                                    -----------
WASHINGTON -- 1.6%
   Washington State, ABN Amro Munitops
     Certificate Trust, Ser 2005-28,
     RB, MBIA (A)
     3.530%, 03/01/13                                  3,995              3,995
   Washington State, Economic
     Development Finance Authority,
     Pioneer Human Services Project,
     Ser H, RB (A) (B)
     3.650%, 09/01/18                                  1,845              1,845
   Washington State, Housing Finance
     Commission, Museum History &
     Industry Project, RB (A) (B)
     3.700%, 12/01/33                                    800                800
   Washington State, Housing Finance
     Commission, Non-Profit Housing
     Authority, Golden Sands Project,
     RB (A) (B)
     3.700%, 07/01/29                                  2,230              2,230
   Washington State, Housing Finance
     Commission, Pioneer Human Services
     Program, Ser A, RB (A) (B)
     3.700%, 08/01/19                                    200                200
   Washington State, Housing Finance
     Commission, Rockwood Retirement
     Communities Program, Ser A, RB (A) (B)
     3.700%, 01/01/30                                    300                300
   Washington State, Housing Finance
     Commission, YMCA Snohomish County
     Project, RB (A) (B)
     3.580%, 08/01/19                                    955                955

--------------------------------------------------------------------------------
                                                 Face Amount           Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   Washington State, Seattle Municipal
     Light & Power Revenue Authority,
     RB, MBIA (A)
     3.680%, 10/01/21                            $       955        $       955
                                                                    -----------
                                                                         11,280
                                                                    -----------
WISCONSIN -- 4.7%
   Menomonee Falls, Industrial
     Development Authority, Maysteel
     Project, RB (A) (B)
     3.550%, 11/01/14                                  1,900              1,900
   Milwaukee, Redevelopment Authority,
     Montessori Society School Project,
     RB (A) (B)
     3.750%, 07/01/21                                     85                 85
   Sauk Prairie School District, TRAN
     3.790%, 09/21/07                                  1,200              1,201
   West Allis, State Fair Park
     Exposition, RB (A) (B)
     3.530%, 08/01/28                                  6,295              6,295
   Wisconsin State, Health &
     Educational Facilities Authority,
     Blood Center Project, Ser A,
     RB (A) (B)
     3.520%, 06/01/19                                  4,760              4,760
   Wisconsin State, Health &
     Educational Facilities Authority,
     Concordia University Project,
     RB (A)
     3.590%, 10/01/26                                  3,250              3,250
   Wisconsin State, Health &
     Educational Facilities Authority,
     Edgewood College Project,
     RB (A) (B)
     3.700%, 10/01/31                                  4,300              4,300
   Wisconsin State, Health &
     Educational Facilities Authority,
     Mercy Health Systems Project,
     Ser C, RB (A) (B)
     3.500%, 08/15/23                                  4,275              4,275
   Wisconsin State, Health &
     Educational Facilities Authority,
     Oakwood Project, Ser B, RB (A) (B)
     3.510%, 08/15/30                                  1,000              1,000
   Wisconsin State, Health &
     Educational Facilities Authority,
     Watertown Memorial Hospital
     Project, RB, Radian Insured (A)
     3.510%, 09/01/36                                  5,000              5,000
   Wisconsin State, School Districts,
     Ser A2, COP
     4.500%, 09/19/07                                  1,200              1,209
                                                                    -----------
                                                                         33,275
                                                                    -----------
MULTI-STATE -- 0.4%
   Multi-State, ABN Amro Munitops
     Certificates Trust, Ser 2004-43,
     GO, FGIC (A)
     3.530%, 12/01/12                                  2,500              2,500
                                                                    -----------
Total Municipal Bonds
   (Cost $738,322) ($ Thousands)                                        738,322
                                                                    -----------


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Tax Free Fund
November 30, 2006

--------------------------------------------------------------------------------
                                                                       Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
Total Investments -- 105.3%
   (Cost $738,322) ($ Thousands) +                                  $   738,322
                                                                    ===========

Percentages are based on Net Assets of $701,358 ($ Thousands).

+ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

(A) Floating Rate Security - The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2006. The demand and interest rate reset features give this security a shorter effective maturity date.

(B) Securities are held in conjunction with a letter of credit from a major bank or financial institution.

(C)    Securities are collateralized under an agreement from FHLMC/FNMA.

AMBAC  American Municipal Bond Assurance Company
BAN    Bond Anticipation Note
Cl     Class
COP    Certificate of Participation
FGIC   Financial Guaranty Insurance Company
FHLMC  Federal Home Loan Mortgage Corporation
FNMA   Federal National Mortgage Association
FSA    Financial Security Assistance
GO     General Obligation
MBIA   Municipal Bond Insurance Association
Radian Radian Asset Assurance, Inc.
RAN    Revenue Anticipation Note
RAW    Revenue Anticipation Warrant
RB     Revenue Bond
Ser    Series
TA     Tax Allocation
TAN    Tax Anticipation Note
TRAN   Tax and Revenue Anticipation Note

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Institutional Tax Free Fund
November 30, 2006

--------------------------------------------------------------------------------
                                                 Face Amount           Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 100.4%
ALABAMA -- 2.4%
   Alabaster, GO (A)
     3.580%, 04/01/26                            $     2,085        $     2,085
   Birmingham, Medical Clinic Broad,
     UAHSF Medical Clinic Project,
     RB (A) (B)
     3.710%, 10/01/28                                  6,000              6,000
   Hoover, Board of Education,
     GO, FSA (A)
     3.520%, 02/15/26                                  5,810              5,810
   Indian Springs Village, Educational
     Building Authority, Indian Springs
     School Project, RB (A) (B)
     3.630%, 11/01/27                                  5,000              5,000
   Lauderdale County, Public Park &
     Recreation Board, Young Men's
     Christian Project, RB (A) (B)
     3.490%, 12/01/20                                  1,500              1,500
   Mobile, Spring Hill College Project,
     Ser B, RB (A) (B)
     3.510%, 09/01/24                                    500                500
   Russellville, Industrial Development
     Authority, Clark Pulley Industries
     Project, RB (A) (B)
     3.600%, 02/01/09                                  1,005              1,005
   Wilsonville County, Industrial
     Development Board Authority, Power
     Project, Ser D, RB (A)
     3.650%, 01/01/24                                  5,300              5,300
                                                                    -----------
                                                                         27,200
                                                                    -----------
ALASKA -- 0.4%
   Alaska State, Multi-Family Housing
     Authority, Housing Finance,
     Ser B, RB (A)
     3.520%, 12/01/30                                  5,000              5,000
                                                                    -----------
ARIZONA -- 0.5%
   Arizona State, ABN Amro Munitops
     Non-Amortized Trust Certificates,
     Ser 2005-49, RB, MBIA (A)
     3.520%, 08/01/13                                  6,285              6,285
                                                                    -----------
ARKANSAS -- 0.8%
   Arkansas State, ABN Amro Munitops
     Non-Amortized Trust Certificates,
     Ser 2006-12,
     RB, FGIC (A)
     3.530%, 03/01/14                                  9,285              9,285
                                                                    -----------
CALIFORNIA -- 0.8%
   California State, Department of
     Water Resources, Ser 358,
     RB (A)
     3.480%, 12/01/29                                    650                650
   California State, Health Facilities
     Finance Authority, Municipal
     Securities Trust Receipts,
     Ser CMC6, RB, FSA (A)
     3.500%, 06/01/12                                  7,995              7,995
                                                                    -----------
                                                                          8,645
                                                                    -----------

--------------------------------------------------------------------------------
                                                 Face Amount           Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
COLORADO -- 2.1%
   Adams County, Multi-Family Housing
     Authority, Hunters Cove Project,
     Ser A, RB (A) (C)
     3.530%, 01/15/14                            $       400        $       400
   Arapahoe County, Water & Wastewater
     Authority, Refunding & Improvement
     Project, Ser A, RB (A) (B)
     3.510%, 12/01/33                                  2,000              2,000
   Arvada, Water Authority,
      RB, FSA (A)
     3.650%, 11/01/20                                  2,110              2,110
   Broomfield, COP, AMBAC (A)
     3.472%, 12/01/08                                  4,740              4,740
   Castlewood Ranch, Metropolitan
     District, GO (A) (B)
     3.450%, 12/01/31                                  2,000              2,000
   Colorado State, Educational &
     Cultural Facilities Authority,
     Fountain Valley School Project,
     RB (A) (B)
     3.530%, 08/01/13                                    900                900
   Colorado State, Health Facilities
     Authority, Catholic Health
     Project, Ser B, RB (A)
     3.500%, 03/01/32                                    300                300
   Colorado State, Health Facilities
     Authority, Christian Living
     Project, Ser A, RB (A) (B)
     3.500%, 01/01/31                                  3,415              3,415
   Colorado State, Health Facilities
     Authority, The Visiting Nurse
     Project, RB (A) (B)
     3.690%, 07/01/22                                    100                100
   Colorado State, Regional
     Transportation Authority, RB,
     AMBAC (A)
     3.520%, 06/01/25                                  2,300              2,300
   Erie, COP (A) (B)
     3.540%, 11/01/35                                  4,390              4,390
   NBC, Metropolitan District
     Authority, GO (A) (B)
     3.530%, 12/01/30                                  1,580              1,580
                                                                    -----------
                                                                         24,235
                                                                    -----------
CONNECTICUT -- 0.4%
   Connecticut State, ABN Amro Munitops
     Non-Amortized Trust Certificates,
     RB (A)
     3.510%, 07/01/13                                  5,000              5,000
                                                                    -----------
DELAWARE -- 1.5%
   New Castle County, Student Housing
     Authority, University Courtyard
     Apartments Project, RB (A) (B)
     3.510%, 08/01/31                                 12,300             12,300
   University of Delaware,
     Ser B, RB (A)
     3.570%, 11/01/34                                  4,600              4,600
                                                                    -----------
                                                                         16,900
                                                                    -----------


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Institutional Tax Free Fund
November 30, 2006

--------------------------------------------------------------------------------
                                                 Face Amount           Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
DISTRICT OF COLUMBIA -- 0.4%
   District of Columbia, Laboratory
     School Project, RB (A) (B)
     3.590%, 12/01/23                            $     1,495        $     1,495
   District of Columbia, Water & Sewer
     Authority, RB, FSA (A)
     3.510%, 10/01/18                                  3,480              3,480
                                                                    -----------
                                                                          4,975
                                                                    -----------
FLORIDA -- 4.0%
   Alachua County, Industrial
     Development Authority, Oak Hall
     School Project, RB (A) (B)
     3.540%, 07/01/19                                    155                155
   Beacon, Tradeport Community
     Development, Special Assessment,
     Radian Insured (A)
     3.530%, 11/01/11                                  8,250              8,250
   Florida State, Multi-Family Housing
     Authority, Country Club Project,
     Ser PP, RB (A) (C)
     3.500%, 12/01/12                                 16,500             16,500
   Florida State, Multi-Family Housing
     Authority, Lakeside North Project,
     RB (A) (C)
     3.490%, 06/01/34                                  3,185              3,185
   Florida State, Multi-Family Housing
     Authority, Monterey Lake Project,
     Ser C, RB (A) (C)
     3.520%, 07/01/35                                  1,215              1,215
   Florida State, Multi-Family Housing
     Authority, River Oaks Apartments
     Project, RB (A) (C)
     3.520%, 12/01/29                                    950                950
   Lee County, Hospital Board of
     Directors, Memorial Health System
     Project, Ser B, RB (A)
     3.680%, 04/01/27                                  1,100              1,100
   Miami-Dade County, School Board,
     Cl A, COP, AMBAC (A)
     3.530%, 11/01/31                                  6,900              6,900
   South Broward Hospital District,
     Ser 337, RB, MBIA (A)
     3.520%, 05/01/32                                  7,115              7,115
   Volusia County, Industrial
     Development Authority, APCO
     Project, Ser A, RB (A) (B)
     3.590%, 02/01/30                                    920                920
                                                                    -----------
                                                                         46,290
                                                                    -----------
GEORGIA -- 2.5%
   Clayton County, Multi-Family Housing
     Authority, Rivers Edge Development
     Project, RB (A) (C)
     3.500%, 07/01/32                                  1,000              1,000
   DeKalb County, Multi-Family Housing
     Authority, Woodhills Apartments
     Project, RB (A) (B)
     3.550%, 12/01/07                                  8,600              8,600
   Fulton County, Residential Care
     Authority, Lenbrook Square
     Foundation Project, RB (A)
     3.700%, 01/01/18                                  1,250              1,250

--------------------------------------------------------------------------------
                                                 Face Amount           Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   Gainesville & Hall Counties, Senior
     Living Facilities, Lanier Village
     Project, Ser A, RB (A) (B)
     3.660%, 11/15/10                            $       600        $       600
   Gwinnett County, Gwinnett Hospitals
     Systems Project, RB (A) (B)
     3.490%, 07/01/32                                    500                500
   Macon-Bibb County, Hospital
     Authority, Medical Center of
     Central Georgia Project,
     RB (A) (B)
     3.490%, 07/01/28                                    500                500
   Marietta, Multi-Family Housing
     Authority, Franklin Walk
     Apartments Project, RB (A) (C)
     3.549%, 01/01/32                                  4,390              4,390
   Roswell, Multi-Family Housing
     Authority, Azalea Park Apartments
     Project, RB (A) (C)
     3.520%, 06/15/25                                  2,600              2,600
   Roswell, Multi-Family Housing
     Authority, Belcourt Project,
     Ser A, RB (A) (B)
     3.660%, 09/01/07                                  9,000              9,000
                                                                    -----------
                                                                         28,440
                                                                    -----------
IDAHO -- 0.1%
   Ammon, Urban Renewal Agency, Tax
     Increment Project,
     Ser A, TA (A) (B)
     3.680%, 08/01/24                                  1,605              1,605
                                                                    -----------
ILLINOIS -- 8.9%
   Belleville, Industrial Development
     Authority, Wetterau Project,
     RB (A) (B)
     3.500%, 12/01/08                                  1,250              1,250
   Chicago, Board of Education,
     GO, AMBAC (A)
     3.520%, 12/01/21                                 10,390             10,390
   Chicago, Board of Education,
     Ser E, GO, FSA (A)
     3.510%, 03/01/15                                 14,190             14,190
   Chicago, Municipal Securities Trust
     Certificates, Ser 7016, Cl A,
     RB, FGIC (A)
     3.520%, 01/01/33                                 10,000             10,000
   Chicago, Municipal Securities Trust
     Certificates, Ser 7017, Cl A,
     GO (A)
     3.520%, 12/01/29                                  6,000              6,000
   Illinois State, Development
     Financing Authority, American
     Academy Project, RB (A) (B)
     3.600%, 04/01/21                                  1,600              1,600
   Illinois State, Development
     Financing Authority, Casa Central
     Padres Project, RB (A) (B)
     3.750%, 08/01/26                                  1,220              1,220
   Illinois State, Development
     Financing Authority, North Shore
     Country Day Project, RB (A) (B)
     3.510%, 07/01/33                                  3,575              3,575


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Institutional Tax Free Fund
November 30, 2006

--------------------------------------------------------------------------------
                                                 Face Amount           Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   Illinois State, Development
     Financing Authority, World
     Communications Project,
     RB (A) (B)
     3.460%, 08/01/15                            $       100        $       100
   Illinois State, Economic Development
     Financing Authority, Clearbrook
     Project, RB (A) (B)
     3.750%, 06/01/20                                  2,800              2,800
   Illinois State, Educational
     Facilities Authority, Field Museum
     National History Project, RB (A) (B)
     3.500%, 11/01/32                                  1,000              1,000
   Illinois State, Finance Authority,
     IIT Research Institute Project,
     RB (A) (B)
     3.650%, 10/01/34                                  4,000              4,000
   Illinois State, Finance Authority,
     Kohl Children's Museum Project,
     RB (A) (B)
     3.510%, 07/01/34                                  2,680              2,680
   Illinois State, Finance Authority,
     Rest Haven Christian Service
     Project, Ser B, RB (A) (B)
     3.500%, 11/15/34                                  3,850              3,850
   Illinois State, Health Facilities
     Authority, Glenkirk Project,
     RB (A) (B)
     3.550%, 02/15/21                                    880                880
   Illinois State, Health Facilities
     Authority, Memorial Health Systems
     Project, RB (A) (B)
     3.700%, 10/01/22                                  1,000              1,000
   Illinois State, International Port
     District Revenue, RB (A) (B)
     3.690%, 01/01/23                                  4,000              4,000
   Illinois State, Ser 783, GO, FSA (A)
     3.520%, 08/01/19                                  6,965              6,965
     3.520%, 04/01/27                                  6,013              6,013
   Illinois State, Toll Highway
     Authority, RB, FSA (A)
     3.520%, 01/01/23                                  8,410              8,410
   Lake County, Community Consolidated
     School District No. 73, Ser 329,
     GO, FGIC (A)
     3.540%, 12/01/14                                  5,785              5,785
   Macon County, Industrial Development
     Authority, Decatur Family YMCA
     Project, RB (A) (B)
     3.750%, 05/01/35                                  4,300              4,300
   Oakbrook Terrace, Industrial
     Development Authority, Oakbrook
     Terrace Atrium Project, RB (A) (B)
     3.650%, 12/01/25                                  2,000              2,000
   Rockford, Wesley Willows Obligation,
     RB (A) (B)
     3.670%, 04/01/32                                    100                100
                                                                    -----------
                                                                        102,108
                                                                    -----------
INDIANA -- 5.3%
   Carmel, Industrial Redevelopment
     Authority, Ser 1275, RB (A)
     3.520%, 02/01/33                                 13,885             13,885
   Concord, Community Schools, RAW
     3.750%, 12/29/06                                  4,000              4,001

--------------------------------------------------------------------------------
                                                 Face Amount           Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   Crawfordsville, Multi-Family Housing
     Authority, Autumn Woods Phase II
     Project, Ser A, RB (A) (B)
     3.500%, 01/01/33                            $     4,120        $     4,120
   Crawfordsville, Multi-Family Housing
     Authority, Autumn Woods Phase II
     Project, Ser B, RB (A) (B)
     3.580%, 01/01/33                                    985                985
   East Porter County, School Building
     Authority, Spears Project,
     Ser DB-145, RB, MBIA (A)
     3.510%, 07/15/16                                  3,555              3,555
   Elkhart County, Industrial
     Development Authority, Hubbard
     Hill Estates Project, RB (A) (B)
     3.650%, 11/01/21                                  2,460              2,460
   Frankfort, Economic Development
     Authority, Frito-Lay Project,
     RB (A)
     3.700%, 11/01/14                                  1,000              1,000
   Indiana State, ABN Amro Munitops
     Non-Amortized Trust Certificates,
     RB, AMBAC (A)
     3.530%, 01/01/14                                  4,000              4,000
   Indiana State, Development Finance
     Authority, Cathedral High School
     Project, RB (A) (B)
     3.700%, 09/01/26                                  1,125              1,125
   Indiana State, Educational
     Facilities Authority, University
     of Indianapolis Project, RB (A) (B)
     3.700%, 10/01/30                                    100                100
   Indiana State, Financial Authority,
     Educational Facilities-University
     High School Project, RB (A) (B)
     3.500%, 07/01/36                                  2,400              2,400
   Indiana State, Health & Educational
     Facilities Financing Authority,
     Howard Regional Health Systems
     Project, Ser B, RB (A) (B)
     3.700%, 01/01/35                                  2,000              2,000
   Indiana State, Health Facilities
     Financing Authority, Capital
     Access Pool Program, RB (A) (B)
     3.520%, 04/01/13                                    390                390
   Indiana State, Health Facilities
     Financing Authority, Fayette
     Memorial Hospital Association
     Project, Ser A, RB (A) (B)
     3.700%, 10/01/32                                  3,800              3,800
   Indiana State, Health Facilities
     Financing Authority, Margaret Mary
     Community Hospital Project, Ser A,
     RB (A) (B)
     3.700%, 12/01/29                                  3,390              3,390
   Indiana State, Health Facilities
     Financing Authority, Mary Sherman
     Hospital Project, RB (A) (B)
     3.670%, 05/01/19                                  3,350              3,350
   Indiana State, Transportation
     Finance Authority, Ser B-21,
     RB, FGIC (A)
     3.520%, 12/01/22                                  1,985              1,985


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Institutional Tax Free Fund
November 30, 2006

--------------------------------------------------------------------------------
                                                 Face Amount           Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   Indianapolis, Industrial Development
     Authority, Joint & Clutch Service
     Project, RB (A) (B)
     3.521%, 12/01/14                            $     1,000        $     1,000
   Marion County, Decatur Township
     Multi-School, BAN
     4.000%, 12/29/06                                  2,700              2,701
   South Bend, Economic Development
     Authority, Stanley Clark School
     Project, RB (A) (B)
     3.650%, 11/01/30                                  1,000              1,000
   Tippecanoe, School District,
     Temporary Loan Warrants
     3.750%, 12/29/06                                  4,000              4,001
                                                                    -----------
                                                                         61,248
                                                                    -----------
IOWA -- 1.5%
   Cerro Gordo County, Private Schools
     Facilities, Newman Catholic
     Schools Systems Project, RB (A) (B)
     3.750%, 05/01/32                                  5,750              5,750
   Iowa State, Finance Authority,
     Museum of Art Foundation Project,
     RB (A) (B)
     3.700%, 06/01/33                                    400                400
   Iowa State, Higher Education Loan
     Authority, Private College
     Facilities Project, Maharishi
     University, RB (A) (B)
     3.750%, 10/01/30                                  1,300              1,300
   Iowa State, Higher Education Loan
     Authority, Private College
     Facilities, Des Moines Project,
     RB (A) (B)
     3.700%, 10/01/24                                  2,830              2,830
     3.700%, 10/01/33                                    100                100
   Iowa State, Higher Education Loan
     Authority, Private College
     Facilities, Wartburg Project,
     RB (A) (B)
     3.700%, 03/01/30                                  2,100              2,100
   Iowa State, Higher Education Loan
     Authority, Private Education
     Capital Loan Project, Ser B, RAN
     4.950%, 05/24/07                                  1,200              1,206
   Iowa State, School Cash Anticipation
     Program, Warrants Certificates,
     Ser B, FSA
     4.500%, 01/26/07                                  4,000              4,008
                                                                    -----------
                                                                         17,694
                                                                    -----------
KANSAS -- 2.1%
   Kansas State, Development Finance
     Authority, Multi-Family Housing,
     Woodridge Project,
     RB (A) (C)
     3.500%, 03/01/31                                  3,700              3,700
   Lenexa, Multi-Family Housing
     Authority, Barrington Park
     Apartments Project, Ser A,
     RB (A) (C)
     3.500%, 02/01/23                                  1,585              1,585

--------------------------------------------------------------------------------
                                                 Face Amount           Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   Merriam, Multi-Family Housing
     Authority, Pinegate Apartments
     Project, RB (A) (B)
     3.580%, 12/01/26                            $     6,490        $     6,490
   Wyandotte County, Government
     Facilities Project, Temporary
     Notes, Ser I, GO
     3.730%, 04/01/07                                 12,000             12,000
                                                                    -----------
                                                                         23,775
                                                                    -----------
KENTUCKY -- 0.7%
   Kentucky State, Area Development
     Districts Financing Trust,
     Calloway County Fire No. 6
     Project, Ser A, RB (A) (B)
     3.550%, 12/01/32                                    440                440
   Kentucky State, Area Development
     Districts Financing Trust,
     Garrison Volunteer Fire Project,
     Ser A, RB (A) (B)
     3.550%, 12/01/32                                    100                100
   Kentucky State, Rural Water Finance
     Authority, Construction Notes,
     Ser A-1, RB (A)
     3.625%, 04/01/09                                  2,200              2,200
   Lexington, Government Industrial
     Building Authority, American Horse
     Shows Association Project, RB (A) (B)
     3.550%, 12/01/18                                  1,710              1,710
   Lexington-Fayette Urban County,
     Government Housing Authority,
     Richmond Place Project,
     RB (A) (B)
     3.750%, 04/01/15                                  3,380              3,380
                                                                    -----------
                                                                          7,830
                                                                    -----------
LOUISIANA -- 0.7%
   Louisiana State, Higher Education
     Facilities Authority, Northwestern
     State University Student Housing
     Program, Ser A, RB (A) (B)
     3.560%, 08/01/34                                  1,500              1,500
   Louisiana State, Public Facilities
     Authority, St. Martins Episcopal
     School Project, RB (A) (B)
     3.600%, 09/01/19                                  2,240              2,240
   Louisiana State, Ser 2006-168,
     GO, CIFG (A)
     3.520%, 07/15/23                                  4,815              4,815
                                                                    -----------
                                                                          8,555
                                                                    -----------
MAINE -- 0.1%
   Portland, Industrial Development
     Authority, W.W. Grainger Project,
     RB (A)
     3.700%, 12/01/10                                  1,315              1,315
                                                                    -----------
MARYLAND -- 1.1%
   Frederick, GO (A) (B)
     3.580%, 08/01/11                                  2,300              2,300
   Maryland State, Community
     Development Administration,
     Residential Project, Ser C, RB
     3.375%, 03/07/07                                  2,500              2,500


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Institutional Tax Free Fund
November 30, 2006

--------------------------------------------------------------------------------
                                                 Face Amount           Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   Maryland State, Economic Development
     Authority, Goodwill Industrial
     Project, RB (A) (B)
     3.490%, 09/01/24                            $       400        $       400
   Maryland State, Health & Higher
     Education Authority, Pickersgill
     Project, Ser A,
     RB, Radian Insured (A)
     3.500%, 01/01/35                                  7,890              7,890
                                                                    -----------
                                                                         13,090
                                                                    -----------
MASSACHUSETTS -- 7.2%
   Fitchburg, RAN
     4.350%, 12/01/06                                  2,000              2,000
   Greater Attleboro-Taunton Regional
     Transit Authority, RAN
     3.950%, 08/23/07                                  2,750              2,752
   Massachusetts Bay, Transportation
     Authority, Ser SGA 123,
     Special Assessment (A)
     3.530%, 07/01/30                                  1,000              1,000
   Massachusetts State, Development
     Finance Agency, Assumption College
     Project, Ser A, RB (A) (B)
     3.500%, 03/01/32                                  3,540              3,540
   Massachusetts State, Development
     Finance Agency, Brooks School
     Issue, Ser A, RB, MBIA (A)
     3.500%, 07/01/29                                  1,200              1,200
   Massachusetts State, Development
     Finance Agency, Contemporary Art
     Project, Ser A, RB (A) (B)
     3.470%, 07/01/34                                  5,000              5,000
   Massachusetts State, Development
     Finance Agency, Elderhostel Inc.
     Project, RB (A) (B)
     3.480%, 08/01/30                                  2,765              2,765
   Massachusetts State, Development
     Finance Agency, Jewish Geriatric
     Services Project, RB (A) (B)
     3.480%, 05/15/34                                  3,000              3,000
   Massachusetts State, Development
     Finance Agency, Marine Biological
     Lab Project, RB (A) (B)
     3.500%, 10/01/36                                  2,500              2,500
   Massachusetts State, Development
     Finance Agency, Meadowbrook School
     Issue Project, RB (A) (B)
     3.480%, 08/01/30                                    400                400
   Massachusetts State, Development
     Finance Agency, Ser 563, RB (A)
     3.520%, 07/01/35                                  1,000              1,000
   Massachusetts State, Development
     Finance Agency, Suffolk University
     Project, Ser A, RB (A)
     3.520%, 07/01/35                                  8,890              8,890
   Massachusetts State, Development
     Finance Agency, Ursuline Academy
     Dedham Project, RB (A) (B)
     3.470%, 05/01/32                                  1,000              1,000
   Massachusetts State, Development
     Finance Agency, Walnut Hill School
     Project, RB (A) (B)
     3.500%, 07/01/36                                  6,000              6,000

--------------------------------------------------------------------------------
                                                 Face Amount           Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Health &
     Educational Facilities Authority,
     Berklee College of Music Project,
     Ser D, RB, MBIA (A)
     3.370%, 10/01/27                            $       415        $       415
   Massachusetts State, Health &
     Educational Facilities Authority,
     Falmouth Assisted Living Project,
     Ser A, RB (A) (B)
     3.510%, 11/01/26                                  2,600              2,600
   Massachusetts State, Health &
     Educational Facilities Authority,
     RB (A)
     3.510%, 01/01/10                                  4,900              4,900
   Massachusetts State, Health &
     Educational Facilities Authority,
     The Boston Home Project,
     Ser B, RB (A) (B)
     3.500%, 06/01/32                                  1,000              1,000
   Massachusetts State, Turnpike
     Authority, Ser 334, RB, MBIA (A)
     3.510%, 01/01/37                                  2,000              2,000
   Massachusetts State, Water Pollution
     Authority, Ser 867T, RB (A)
     3.510%, 08/01/12                                  2,220              2,220
   Milton, BAN
     4.250%, 01/19/07                                  3,000              3,004
   Montachusett Regional Transit
     Authority, RAN
     4.500%, 06/15/07                                  3,100              3,110
   New Bedford, BAN
     4.000%, 02/16/07                                 14,700             14,715
   New Bedford, RAN
     3.700%, 04/13/07                                  2,500              2,501
   Southeastern Regional Transportation
     Authority, RAN
     3.850%, 09/07/07                                  2,100              2,102
   Worcester Regional Transit
     Authority, RAN
     4.250%, 06/29/07                                  3,000              3,005
                                                                    -----------
                                                                         82,619
                                                                    -----------
MICHIGAN -- 3.0%
   Jackson County, Economic Development
     Authority, Limited Thrifty Leoni
     Project, RB (A) (B)
     3.650%, 12/01/14                                  1,000              1,000
   Lansing, Economic Development
     Authority, Atrium Office Partners
     Project, RB (A) (B)
     4.000%, 05/01/15                                  1,385              1,385
   Michigan State, Higher Educational
     Facilities Authority, Adrian
     College Project, RB (A) (B)
     3.520%, 03/01/31                                  4,125              4,125
   Michigan State, Housing Development
     Authority, Parks of Taylor
     Apartments Project, Ser A, RB (A) (C)
     3.500%, 08/15/32                                    500                500
   Michigan State, Job Development
     Authority, Kentwood Residence
     Project, RB (A) (B)
     3.701%, 11/01/14                                  3,000              3,000


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Institutional Tax Free Fund
November 30, 2006

--------------------------------------------------------------------------------
                                                 Face Amount           Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   Michigan State, Municipal Board
     Authority, RB (A)
     3.520%, 10/01/23                            $       785        $       785
   Michigan State, Strategic Fund, Hope
     Network Project, RB (A) (B)
     3.650%, 04/01/35                                  9,110              9,110
   Michigan State, Strategic Fund,
     Pilgrim Manor Project, RB (A) (B)
     3.600%, 05/01/20                                  3,100              3,100
   Northville Township, Economic
     Development Authority, Thrifty
     Northville Project, RB (A) (B)
     3.650%, 05/01/14                                  1,500              1,500
   Northwestern Mutual Life Insurance,
     RB (A) (B)
     7.750%, 02/01/09                                     61                 61
   Oakland County, Economic Development
     Authority, Corners Shopping
     Center, RB (A) (B)
     4.020%, 08/01/15                                  2,085              2,085
   University of Michigan, Hospital
     Project, Ser A-2, RB (A)
     3.570%, 12/01/24                                  5,000              5,000
   Waterford School District, SAN
     3.850%, 11/30/07                                  2,500              2,504
                                                                    -----------
                                                                         34,155
                                                                    -----------
MINNESOTA -- 2.0%
   Arden Hills, Housing & Health
     Authority, Presbyterian Homes
     Project, Ser A, RB (A) (B)
     3.700%, 09/01/29                                    250                250
   Arden Hills, Housing & Health
     Authority, Presbyterian Homes
     Project, Ser B, RB (A) (B)
     3.700%, 09/01/29                                  1,510              1,510
   Bloomington, Commercial Development
     Authority, ATS II Project, RB (A) (B)
     3.600%, 03/01/12                                  1,830              1,830
   Brooklyn, Center Development
     Authority, Brookdale Office Park
     Project, RB (A) (B)
     3.700%, 12/01/14                                  3,100              3,100
   Brooklyn, Center Development
     Authority, Brookdale Office Park
     Project, Ser 1984, RB (A) (B)
     3.580%, 12/01/14                                  2,305              2,305
   Coon Rapids, Health Center Systems
     Project, RB (A) (B)
     3.500%, 08/01/15                                  1,855              1,855
   Duluth, Economic Development
     Authority, Miller-Dwan Medical
     Center Project, RB (A) (B)
     3.700%, 06/01/19                                  1,040              1,040
   Lauderdale, Children's Home Society
     Project, RB (A) (B)
     3.750%, 12/01/30                                    500                500
   Mankato, Bethany Lutheran College
     Project, Ser B, RB (A) (B)
     3.700%, 11/01/15                                  2,410              2,410
   Minneapolis, Minnehaha Academy
     Project, RB (A) (B)
     3.750%, 05/01/26                                  3,400              3,400

--------------------------------------------------------------------------------
                                                 Face Amount           Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   Roseville, Healthcare Facilities
     Authority, Presbyterian Homes
     Project, RB (A) (B)
     3.700%, 10/01/29                            $     1,690        $     1,690
   Roseville, Multi-Family Housing
     Authority, Rosepointe II Project,
     RB (A) (B)
     3.600%, 09/01/27                                  1,290              1,290
   Roseville, Private School
     Facilities, Northwestern College
     Project,
     RB (A) (B)
     3.700%, 11/01/22                                  1,165              1,165
   St. Paul, Housing & Redevelopment
     Authority, Minnesota Public Radio
     Project, RB (A) (B)
     3.700%, 05/01/22                                    200                200
                                                                    -----------
                                                                         22,545
                                                                    -----------
MISSISSIPPI -- 0.2%
   Prentiss County, Industrial
     Development Authority, Eastern
     Heidelberg Project, Ser A,
     RB (A) (B)
     3.700%, 10/01/17                                  2,500              2,500
                                                                    -----------
MISSOURI -- 3.4%
   Berkeley, Industrial Development
     Authority, Wetterau Project,
     RB (A) (B)
     3.500%, 07/01/08                                  3,000              3,000
   Clayton, Industrial Development
     Authority, Bailey Court Project,
     RB (A) (B)
     3.630%, 01/01/09                                  3,500              3,500
   Kansas City, Industrial Development
     Authority, Bethesda Living Center
     Project, Ser A, RB (A) (B)
     3.490%, 08/01/31                                  4,800              4,800
   Kansas City, Industrial Development
     Authority, Springs Apartment
     Project, RB (A) (B)
     3.750%, 09/01/25                                  2,350              2,350
   Kirkwood, Tax Increment Revenue
     Authority, Kirkwood Commons
     Project, RB (A) (B)
     3.700%, 10/01/17                                  2,895              2,895
   Missouri State, Development Finance
     Board Infrastructure Authority,
     St. Louis Convention Center
     Project, Ser C, RB (A) (B)
     3.700%, 12/01/20                                  2,440              2,440
   Missouri State, Health & Educational
     Facilities Authority, Bethesda
     Health Group Project, Ser A,
     RB (A) (B)
     3.700%, 08/01/31                                  1,240              1,240
   Missouri State, Health & Educational
     Facilities Authority, Christian
     Brothers Project,
      Ser A, RB (A) (B)
     3.700%, 10/01/32                                    800                800
   Missouri State, Health & Educational
     Facilities Authority, Drury
     University Project, RB (A) (B)
     3.700%, 08/15/28                                  2,700              2,700


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Institutional Tax Free Fund
November 30, 2006

--------------------------------------------------------------------------------
                                                 Face Amount           Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   Missouri State, Health & Educational
     Facilities Authority, Kansas City
     Art Institute, RB (A) (B)
     3.700%, 12/01/35                            $     3,200        $     3,200
   Missouri State, Health & Educational
     Facilities Authority, St. Joseph-
     St. Pius Project, Ser A, RB (A) (B)
     3.550%, 12/01/29                                  1,880              1,880
   Missouri State, Health & Educational
     Facilities Authority, St. Louis
     University Project, RB (A)
     3.680%, 07/01/32                                  1,385              1,385
   Missouri State, Public Utilities
     Commission, Interim Construction
     Notes, RB
     4.500%, 09/15/07                                  1,700              1,711
   St. Charles County, Industrial
     Development Authority, Sun River
     Village Project, RB (A) (B)
     3.540%, 12/01/27                                  6,000              6,000
   St. Louis, Industrial Development
     Authority, Schnuck Markets
     Kirkwood Project, RB (A) (B)
     3.700%, 12/01/15                                  1,300              1,300
                                                                    -----------
                                                                         39,201
                                                                    -----------
MONTANA -- 1.8%
   Helena, Higher Education Authority,
     Carroll College Campus Housing
     Project, RB (A) (B)
     3.700%, 10/01/32                                  3,540              3,540
   Montana State, Board Investment
     Authority, Inter Capital Project,
     RB (A)
     3.650%, 03/01/10                                  6,815              6,815
     3.650%, 03/01/28                                  6,200              6,200
   Montana State, Health Facilities
     Authority, Healthcare Pooled Loan
     Program, Ser A, RB, FGIC (A)
     3.500%, 12/01/15                                  3,955              3,955
                                                                    -----------
                                                                         20,510
                                                                    -----------
NEBRASKA -- 0.9%
   Nebraska State, Educational Finance
     Authority, Creighton University
     Project, RB, AMBAC (A)
     3.650%, 03/01/33                                  8,525              8,525
   Nebraska State, Educational Finance
     Authority, Creighton University
     Project, Ser B, RB (A)
     3.700%, 12/15/12                                  2,105              2,105
                                                                    -----------
                                                                         10,630
                                                                    -----------
NEVADA -- 1.3%
   Nevada State, ABN Amro Munitops
     Certificate Trust, Ser 2004-41,
     GO, FGIC (A)
     3.530%, 06/01/11                                 12,800             12,800

--------------------------------------------------------------------------------
                                                 Face Amount           Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   Truckee Meadows, Municipal
     Securities Trust Receipts, Ser SGA
     137, RB, FSA (A)
     3.680%, 07/01/30                            $     1,700        $     1,700
                                                                    -----------
                                                                         14,500
                                                                    -----------
NEW HAMPSHIRE -- 2.5%
   Merrimack County, TAN
     3.900%, 12/28/06                                  4,100              4,101
   New Hampshire State, Business
     Finance Authority, The Taylor Home
     Project, Ser A, RB (A) (B)
     3.520%, 05/01/35                                  5,620              5,620
   New Hampshire State, Health &
     Educational Facilities Authority,
     Seacoast Hospice Project,
     RB (A) (B)
     3.550%, 05/01/36                                  4,200              4,200
   New Hampshire, Business Finance
     Authority, Taylor Home Project,
     Ser B, RB (A) (B)
     3.520%, 05/01/35                                  5,000              5,000
   New Hampshire, Health & Educational
     Facilities Authority, Wentworth
     Douglass Hospital Project, RB,
     Radian Insured (A)
     3.750%, 01/01/31                                 10,000             10,000
                                                                    -----------
                                                                         28,921
                                                                    -----------
NEW JERSEY -- 0.8%
   Delran Township, Ser A, BAN
     4.250%, 10/24/07                                  2,460              2,472
   New Jersey State, Healthcare
     Facilities Authority,
     Ser 702, RB (A)
     3.530%, 07/01/14                                  1,300              1,300
   North Wildwood, BAN
     4.400%, 12/15/06                                  1,500              1,500
   Perth Amboy, BAN
     4.350%, 10/19/07                                  4,300              4,326
                                                                    -----------
                                                                          9,598
                                                                    -----------
NEW MEXICO -- 1.5%
   Albuquerque, Metropolitan
     Redevelopment Authority, Springer
     Square Project, RB (A) (B)
     4.030%, 11/01/17                                  3,000              3,000
   New Mexico State, ABN Amro Munitops,
     2005-42 New Mexico Project, RB,
     AMBAC (A)
     3.520%, 06/01/13                                  7,495              7,495
   University of New Mexico, Systems
     Improvement Project, RB (A)
     3.520%, 06/01/26                                  7,195              7,195
                                                                    -----------
                                                                         17,690
                                                                    -----------
NEW YORK -- 2.2%
   Gloversville City, School District,
     BAN
     3.740%, 09/27/07                                  7,500              7,503
   Liberty, Industrial Development
     Authority, RB (A)
     3.510%, 10/01/35                                  8,095              8,095


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Institutional Tax Free Fund
November 30, 2006

--------------------------------------------------------------------------------
                                                 Face Amount           Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   New York City, Municipal Water
     Financing Authority, Fiscal Year
     2003 Project, Sub-Ser C-1, RB (A)
     3.620%, 06/15/18                            $     1,600        $     1,600
   New York City, Transitional
     Authority, Ser 362, RB (A)
     3.500%, 11/01/23                                  1,000              1,000
   New York State, Greater Southern
     Tier Board of Cooperative, RAN
     3.750%, 06/29/07                                  7,200              7,203
                                                                    -----------
                                                                         25,401
                                                                    -----------
OHIO -- 4.8%
   Adams County, Ohio Valley School
     District Improvement Project, BAN
     4.400%, 05/15/07                                  3,150              3,161
   Berea, BAN
     3.600%, 12/20/06                                  1,925              1,925
   Franklin County, Healthcare
     Authority, Refunding &
     Improvement-Presbyterian
     Project, Ser A,
     RB Radian Insured (A)
     3.510%, 07/01/36                                  6,000              6,000
   Greene County, BAN
     4.500%, 02/21/07                                  1,830              1,835
   Hamilton County, BAN
     4.500%, 09/14/07                                  2,000              2,012
   Hamilton County, Healthcare
     Authority, Sisters of Charity Senior
     Care Center Project, RB (A) (B)
     3.530%, 08/01/27                                  3,865              3,865
   Jackson, Hospital Facilities
     Authority, Holzer Health Systems
     Project, RB, Radian Insured (A)
     3.510%, 10/01/29                                  3,800              3,800
   Lakewood, Hospital Authority,
     RB (A) (B)
     3.910%, 11/01/10                                  2,610              2,610
   Mason, Stormwater Improvement
     Project, BAN
     4.250%, 12/21/06                                  2,265              2,266
   New Albany, Community Authority,
     Infrastructure Improvement
     Project, Ser C, RB (A) (B)
     3.500%, 02/01/25                                  5,200              5,200
   Ohio State, American Municipal
     Power, RAN
     3.650%, 11/01/07                                  1,450              1,450
   Ohio State, Higher Education
     Facilities Authority, Kenyon
     College Project, RB (A)
     3.500%, 04/01/22                                  3,800              3,800
   Perrysburg, BAN
     4.000%, 05/24/07                                  3,450              3,452
   Perrysburg, Library Improvement
     Project, BAN
     4.250%, 11/08/07                                  2,393              2,406
   Stark County, Healthcare Facilities
     Authority, Canton Christian Home
     Project, RB (A) (B)
     3.800%, 09/01/15                                  2,095              2,095
     3.050%, 09/15/16                                  1,055              1,055
   University of Toledo, BAN
     4.250%, 01/24/07                                  7,765              7,776
                                                                    -----------
                                                                         54,708
                                                                    -----------

--------------------------------------------------------------------------------
                                                 Face Amount           Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
OKLAHOMA -- 2.5%
   Oklahoma City, Ser 743, GO, MBIA (A)
     3.520%, 03/01/13                            $     2,595        $     2,595
   Oklahoma State, Educational Facility
     Authority, RB (A) (B)
     3.510%, 12/01/35                                  7,075              7,075
   Tulsa, Industrial Development
     Authority, Ser A, RB (A)
     3.600%, 05/15/17                                 19,000             19,000
                                                                    -----------
                                                                         28,670
                                                                    -----------
OREGON -- 1.4%
   Linn County, School District #9,
     Ser 1059, GO (A)
     3.520%, 06/15/30                                  2,995              2,995
   Multnomah County, Higher Education
     Authority, Concordia University
     Portland Project, RB (A) (B)
     3.700%, 12/01/29                                  2,880              2,880
   Oregon State, Health, Housing,
     Educational & Cultural
     Authorities, Saint Vincent De Paul
     Project, Ser A, RB (A) (B)
     3.550%, 03/01/19                                  1,700              1,700
   Oregon State, School Boards
     Association Short-Term Borrowing,
     Ser A, COP
     3.850%, 05/31/07                                  4,400              4,400
   Portland, Economic Development
     Authority, Broadway Project,
     Ser A, RB, AMBAC (A) (B)
     3.500%, 04/01/35                                  3,750              3,750
                                                                    -----------
                                                                         15,725
                                                                    -----------
PENNSYLVANIA -- 5.7%
   Allegheny County, Industrial
     Development Authority, Parkway
     Center Project, Ser A, RB (A) (B)
     3.520%, 05/01/09                                  1,715              1,715
   Allegheny County, Industrial
     Development Authority, Pittsburgh
     Theological Society Project,
     RB (A) (B)
     3.820%, 08/01/31                                  3,000              3,000
   Allegheny County, Industrial
     Development Authority, Sacred
     Heart High School Project,
     RB (A) (B)
     3.530%, 06/01/22                                  1,300              1,300
   Cumberland County, Municipal
     Authority, Presbyterian Homes
     Project, Ser B, Radian Insured,
     RB (A)
     4.250%, 12/01/26                                  3,000              3,021
   Dallastown, Area School District
     Authority, GO, FGIC (A)
     3.500%, 05/01/20                                    490                490
   Delaware Valley, Regional Finance
     Authority, RB (A)
     3.510%, 01/01/14                                  4,995              4,995


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Institutional Tax Free Fund
November 30, 2006

--------------------------------------------------------------------------------
                                                 Face Amount           Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   Emmaus, General Authority, Local
     Government E-19 Project,
     RB (A) (B)
     3.500%, 03/01/24                            $       500        $       500
   Erie County, Hospital Development
     Authority, Convention Center
     Project, Ser 2996, RB, FGIC (A)
     3.510%, 01/15/26                                    485                485
   Erie County, Hospital Development
     Authority, Ser 820, RB, MBIA (A)
     3.520%, 07/01/22                                  2,560              2,560
   Lampeter Strasburg, School District,
     Ser A, GO, FSA (A)
     3.500%, 06/01/19                                  3,500              3,500
   Lancaster County, Hospital
     Authority, Willow Valley
     Retirement Project, Ser A,
     RB, Radian Insured (A)
     3.500%, 12/01/32                                  3,000              3,000
   Lawrence County, Industrial
     Development Authority, Villa Maria
     Project, RB (A) (B)
     3.500%, 07/01/33                                  1,200              1,200
   Montgomery County, Industrial
     Development Authority, Exelon
     Project, RB (A) (B)
     3.500%, 12/01/29                                  5,250              5,250
   Moon Township, Industrial
     Development Authority, Executive
     Office Association Project,
     RB (A) (B)
     3.500%, 11/01/10                                    500                500
   Moon Township, Industrial
     Development Authority, YMCA
     Greater Pittsburgh Project,
     RB (A) (B)
     3.500%, 06/01/25                                    500                500
   Mount Lebanon, School District,
     Ser B19, GO, MBIA (A)
     3.520%, 02/15/27                                  2,400              2,400
   North Wales, Water Authority,
     Ser A-1, RB (A)
     3.625%, 10/01/09                                  1,700              1,700
   Northampton County, Industrial
     Development Authority, Moravian
     Academy Project, RB (A) (B)
     3.500%, 02/01/18                                    900                900
   Pennsylvania State, Higher Education
     Facilities Authority, Association
     of Independent Colleges Project,
     Ser K-2, RB (A) (B)
     3.630%, 11/01/32                                  5,000              5,000
   Pennsylvania State, Higher
     Educational Facilities Authority,
     St. Josephs University Project,
     Ser A, Radian Insured (A)
     3.500%, 05/01/31                                    600                600
   Pennsylvania State, Municipal
     Securities Trust Certificates,
     Ser 2001-9016, Cl A, RB, FGIC (A)
     3.510%, 09/12/07                                  5,500              5,500
   Pennsylvania State, Public School
     Building Authority, Parkland
     School District Project, Ser D,
     RB, FGIC (A)
     3.530%, 03/01/19                                  6,065              6,065

--------------------------------------------------------------------------------
                                                 Face Amount           Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   Philadelphia, Hospital & Higher
     Education Facilities Authority,
     Philadelphia School Project,
     Ser A-3, RB (A) (B)
     3.530%, 03/01/19                            $     1,060        $     1,060
   Philadelphia, Industrial Development
     Authority, School for the Deaf
     Project, RB (A) (B)
     3.530%, 11/01/32                                  1,000              1,000
   Sayre, Healthcare Facilities
     Authority, Capital Financing
     Project, Ser C, RB, AMBAC (A)
     3.500%, 12/01/20                                  1,800              1,800
   Sayre, Healthcare Facilities
     Authority, Capital Financing
     Project, Ser J, RB, AMBAC (A)
     3.500%, 12/01/20                                  4,800              4,800
   University of Pittsburgh, University
     Capital Project, Ser A, RB (A)
     3.450%, 09/15/13                                    650                650
   West Cornwall Township, Municipal
     Authority, Senior Living Facility -
     Lebanon Valley, RB (A) (B)
     3.510%, 01/01/37                                  2,275              2,275
                                                                    -----------
                                                                         65,766
                                                                    -----------
RHODE ISLAND -- 0.1%
   Rhode Island State, Economic
     Development Authority,
     RB, MBIA (A)
     3.520%, 07/01/23                                  1,095              1,095
                                                                    -----------
SOUTH CAROLINA -- 1.0%
   Columbia, Packaging Facilities
     Authority, Ser 1299, RB, CIFG (A)
     3.520%, 02/01/37                                  3,000              3,000
   Greenville County, School District,
     Ser 982, RB (A)
     3.520%, 12/01/28                                    195                195
   Greenville County, School District,
     UBS Municipal CRV, RB (A)
     3.520%, 06/01/14                                  4,385              4,385
   South Carolina State, Ser C05,
     GO (A)
     3.520%, 04/01/28                                  4,385              4,385
                                                                    -----------
                                                                         11,965
                                                                    -----------
TENNESSEE -- 4.8%
   Blount County, Public Building
     Authority, Tennessee Library
     Project, RB (A) (B)
     3.490%, 12/01/15                                    800                800
   GAF, Tax Exempt Bond Grantor Trust,
     RB (A) (B)
     3.950%, 10/01/12                                  2,970              2,970
   Memphis-Shelby County, Industrial
     Development Board, University of
     Tennessee Medical Group Project,
     RB (A) (B)
     3.500%, 03/01/24                                  5,900              5,900
   Metropolitan Nashville & Davidson
     County, Health & Educational
     Facilities Board, Franklin Road
     Project, RB (A) (B)
     3.490%, 07/01/21                                    500                500


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Institutional Tax Free Fund
November 30, 2006

--------------------------------------------------------------------------------
                                                 Face Amount           Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   Sevier County, Public Building
     Authority, Public Projects
     Construction Notes,
     Ser A-3, RB (A)
     3.600%, 04/01/08                            $     5,000        $     5,000
   Sevier County, Public Building
     Authority, Public Projects
     Construction Notes,
     Ser A-4, RB (A)
     3.600%, 10/01/08                                  6,000              6,000
   Shelby County, Health, Educational &
     Housing Facilities Authority, St.
     Peter Villa Project, RB (A) (B)
     3.580%, 11/01/22                                  2,430              2,430
   Tennessee Energy Acquisition, RB (A)
     3.540%, 09/01/26                                 21,000             21,000
   Tennessee State, Energy Acquisition,
     Ser C05, RB (A)
     3.530%, 09/01/26                                 10,000             10,000
   Wilson County, Industrial
     Development Authority, Hartmann
     Luggage Project, RB (A)
     3.490%, 07/01/26                                  1,100              1,100
                                                                    -----------
                                                                         55,700
                                                                    -----------
TEXAS -- 5.5%
   Allen, Independent School District,
     GO (A)
     3.520%, 02/15/25                                  5,875              5,875
   Barbers Hill, Independent School
     District, GO (A)
     3.520%, 02/15/26                                  6,820              6,820
   Capital Area, Cultural Education
     Facilities, John Cooper School
     Project, RB (A) (B)
     3.520%, 10/01/35                                  6,000              6,000
   El Paso, Water & Sewer Authority,
     RB, MBIA (A)
     3.520%, 03/01/25                                  6,165              6,165
   Houston, Utilities Systems Revenue
     Authority, RB, MBIA (A)
     3.520%, 05/15/26                                  7,970              7,970
   Houston, Utilities Systems Revenue
     Authority, Ser B17, RB, MBIA (A)
     3.520%, 05/15/27                                  4,850              4,850
   Houston, Water & Sewer System
     Authority, Ser 247, RB (A)
     3.520%, 12/01/28                                  8,795              8,795
   Hutto, Independent School District,
     GO (A)
     3.520%, 08/01/37                                  4,200              4,200
   Lubbock County, Educational
     Facilities Authority, Lubbock
     Christian University Project,
     RB (A) (B)
     3.550%, 05/01/29                                  5,400              5,400
   Tarrant County, Multi-Family Housing
     Finance Authority,
     Sierra Project, RB (A) (C)
     3.520%, 02/15/27                                    765                765
   Texas State, TRAN
     4.500%, 08/31/07                                  6,000              6,040
                                                                    -----------
                                                                         62,880
                                                                    -----------

--------------------------------------------------------------------------------
                                                 Face Amount           Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
UTAH -- 0.4%
   Lehi, Electric Utilities Authority,
     RB, FSA (A)
     3.550%, 06/01/20                            $     3,000        $     3,000
   Murray City, Hospital Authority, IHC
     Health Services Incorporated
     Project, Ser D, RB (A)
     3.670%, 05/15/36                                  1,900              1,900
                                                                    -----------
                                                                          4,900
                                                                    -----------
VERMONT -- 2.4%
   Vermont State, Educational & Health
     Buildings Authority, Middlebury
     College Project, Ser B, RB (A)
     3.580%, 11/01/32                                  3,300              3,300
   Vermont State, Educational & Health
     Buildings Authority, North Country
     Hospital Project, Ser A, RB (A) (B)
     3.650%, 10/01/32                                  8,615              8,615
   Vermont State, Educational & Health
     Buildings Financing Authority,
     Capital Asset Financing Project,
     Ser 1, RB (A) (B)
     3.520%, 06/01/22                                  5,040              5,040
   Vermont State, Educational & Health
     Buildings Financing Authority,
     Capital Asset Financing Project,
     Ser 2, RB (A) (B)
     3.520%, 06/01/27                                  2,110              2,110
   Vermont State, Educational & Health
     Buildings Financing Authority,
     Copley Hospital Project, Ser A,
     RB (A) (B)
     3.520%, 10/01/30                                  4,050              4,050
   Vermont State, Educational & Health
     Buildings Financing Authority,
     Porter Hospital Project, Cl A,
     RB (A) (B)
     3.520%, 10/01/35                                  5,000              5,000
                                                                    -----------
                                                                         28,115
                                                                    -----------
VIRGINIA -- 0.1%
   Virginia State, Public Building
     Authority, Ser 131, RB, MBIA (A)
     3.520%, 08/01/19                                    585                585
                                                                    -----------
WASHINGTON -- 3.4%
   Douglas County, Public Utility
     Authority, Ser 3063, RB, FGIC (A)
     3.520%, 09/01/26                                  2,770              2,770
   Kitsap County, School District #303,
     GO, MBIA (A)
     3.520%, 12/01/24                                  6,455              6,455
   Northwest Washington, Electrical
     Revenue Authority, Ser 2186,
     RB, FSA (A)
     3.530%, 07/01/08                                  3,545              3,545
   Northwest Washington, Electrical
     Revenue Authority, Ser C, RB, FSA (A)
     3.530%, 01/01/10                                  5,174              5,174


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Institutional Tax Free Fund
November 30, 2006

--------------------------------------------------------------------------------
                                                 Face Amount           Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   Washington State, ABN Amro Munitops
     Certificate Trust, Ser 2005-28,
     RB, MBIA (A)
     3.530%, 03/01/13                            $     6,000        $     6,000
   Washington State, GO, FGIC (A)
     3.530%, 07/01/19                                  5,170              5,170
   Washington State, Housing Finance
     Commission, Christa Project,
     Ser B, RB (A) (B)
     3.550%, 07/01/11                                  1,545              1,545
   Washington State, Housing Finance
     Commission, Museum History &
     Industry Project, RB (A) (B)
     3.700%, 12/01/33                                    700                700
   Washington State, Housing Finance
     Commission, Pioneer Human Services
     Program, RB (A) (B)
     3.740%, 07/01/11                                    400                400
   Washington State, Housing Finance
     Commission, Rockwood Retirement
     Communities Program, Ser A,
     RB (A) (B)
     3.700%, 01/01/30                                  1,300              1,300
   Washington State, Housing Finance
     Commission, St. Vincent De Paul
     Project, Ser A, RB (A) (B)
     3.680%, 02/01/31                                  1,600              1,600
   Washington State, Ser 1095,
     GO, AMBAC (A)
     3.520%, 01/01/28                                  4,092              4,092
                                                                    -----------
                                                                         38,751
                                                                    -----------
WEST VIRGINIA -- 1.8%
   Charleston, Building Commission
     Parking Facilities Authority,
     Charleston Town Center Parking
     Project, Ser A, RB (A) (B)
     3.600%, 12/01/16                                  9,345              9,345
   Parkersburg, Industrial Development
     Authority, B-H Associates Project,
     RB (A)
     3.905%, 10/01/14                                  3,500              3,500
   Putnam County, Industrial
     Development Authority,
     FMC Project, RB (A) (B)
     3.550%, 10/01/11                                  5,300              5,300
   West Virginia State, Hospital
     Finance Authority, Mid-Atlantic
     Capital Project, Ser H, RB, AMBAC (A)
     3.500%, 12/01/25                                  2,100              2,100
                                                                    -----------
                                                                         20,245
                                                                    -----------
WISCONSIN -- 3.4%
   Menomonee Falls, Industrial
     Development Authority,
     Maysteel Project, RB (A) (B)
     3.550%, 11/01/14                                  3,000              3,000
   Milwaukee, Redevelopment Authority,
     Montessori Society School Project,
     RB (A) (B)
     3.750%, 07/01/21                                  1,290              1,290

--------------------------------------------------------------------------------
                                                 Face Amount           Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   Wisconsin State, Health &
     Educational Facilities Authority,
     Alverno College Project,
     RB (A) (B)
     3.700%, 11/01/17                            $     3,100        $     3,100
   Wisconsin State, Health &
     Educational Facilities Authority,
     Aurora Health Care Project,
     Ser C, RB (A) (B)
     3.650%, 04/01/28                                    100                100
   Wisconsin State, Health &
     Educational Facilities Authority,
     Hospice Care Holdings Inc.
     Project, RB (A) (B)
     3.500%, 05/01/30                                  1,750              1,750
   Wisconsin State, Health &
     Educational Facilities Authority,
     Madison Family Medicine Project,
     RB (A) (B)
     3.750%, 05/01/21                                  4,650              4,650
   Wisconsin State, Health &
     Educational Facilities Authority,
     Mercy Health Systems Project, Ser C,
     RB (A) (B)
     3.500%, 08/15/23                                  2,225              2,225
   Wisconsin State, Health &
     Educational Facilities Authority,
     Meriter Hospital Project,
     RB (A) (B)
     3.700%, 12/01/32                                  3,050              3,050
   Wisconsin State, Health &
     Educational Facilities Authority,
     National Regency New Berlin
     Project, RB (A) (B)
     3.700%, 08/15/34                                  4,900              4,900
   Wisconsin State, Health &
     Educational Facilities Authority,
     Oakwood Project, Ser B, RB (A) (B)
     3.510%, 08/15/30                                    800                800
   Wisconsin State, Health &
     Educational Facilities Authority,
     Riverview Hospital Association
     Project, RB (A) (B)
     3.700%, 10/01/30                                  2,000              2,000
   Wisconsin State, Health &
     Educational Facilities Authority,
     Beloit Memorial Hospital Project,
     RB, Radian Insured (A)
     3.700%, 04/01/36                                 10,175             10,175
   Wisconsin State, School Districts,
     Ser A2, COP
     4.500%, 09/19/07                                  2,100              2,115
                                                                    -----------
                                                                         39,155
                                                                    -----------
Total Municipal Bonds
   (Cost $1,156,005) ($ Thousands)                                    1,156,005
                                                                    -----------
Total Investments -- 100.4%
   (Cost $1,156,005) ($ Thousands) +                                $ 1,156,005
                                                                    ===========

Percentages are based on Net Assets of $1,151,097 ($ Thousands).

+ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Institutional Tax Free Fund
November 30, 2006

(A) Floating Rate Security - The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2006. The demand and interest rate reset features give this security a shorter effective maturity date.

(B) Securities are held in conjunction with a letter of credit from a major bank or financial institution.

(C)    Securities are collateralized under an agreement from FHLMC/FNMA.

AMBAC  American Municipal Bond Assurance Company
BAN    Bond Anticipation Note
CIFG   CDC IXIS Financial Guaranty
Cl     Class
COP    Certificate of Participation
FGIC   Financial Guaranty Insurance Company
FHLMC  Federal Home Loan Mortgage Corporation
FNMA   Federal National Mortgage Association
FSA    Financial Security Assistance
GO     General Obligation
MBIA   Municipal Bond Insurance Association
Radian Radian Asset Assurance
RAN    Revenue Anticipation Note
RAW    Revenue Anticipation Warrant
RB     Revenue Bond
SAN    State Aid Note
Ser    Series
TA     Tax Allocation
TAN    Tax Anticipation Note
TRAN   Tax and Revenue Anticipation Note

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Massachusetts Tax Free Money Market Fund
November 30, 2006

--------------------------------------------------------------------------------
                                                 Face Amount           Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 103.5%
MASSACHUSETTS -- 103.5%
   Berkshire, Regional Transportation
     Authority, RAN
     4.250%, 09/14/07                            $     1,440        $     1,445
   Boston, Water & Sewer Commission,
     Ser A, RB (A) (B)
     3.430%, 11/01/24                                  1,125              1,125
   Bridgewater & Raynham, Regional
     School District, BAN
     4.500%, 01/26/07                                  1,425              1,428
   Cape Ann Transportation Authority,
     RAN
     4.250%, 07/12/07                                  2,200              2,203
   Chatham, BAN
     4.000%, 02/01/07                                  2,200              2,202
   Fitchburg, RAN
     4.350%, 12/01/06                                  1,000              1,000
   Mashpee, Water District Authority,
     BAN
     4.500%, 08/16/07                                  1,000              1,005
   Massachusetts Bay, Transportation
     Authority, Ser SG 156, RB (A)
     3.690%, 07/01/30                                  2,060              2,060
   Massachusetts Bay, Transportation
     Authority, Special Assessment (A)
     3.520%, 07/01/34                                  1,200              1,200
   Massachusetts State, Development
     Finance Agency, Assumption College
     Project, Ser A, RB (A) (B)
     3.500%, 03/01/32                                  3,760              3,760
   Massachusetts State, Development
     Finance Agency, Belmont Day School
     Project, RB (A) (B)
     3.500%, 07/01/31                                  2,500              2,500
   Massachusetts State, Development
     Finance Agency, Briarwood
     Retirement Project, Ser A,
     RB (A) (B)
     3.490%, 01/01/35                                  2,500              2,500
   Massachusetts State, Development
     Finance Agency, Bridgewell
     Project, Ser A, RB (A) (B)
     3.500%, 06/01/30                                  2,000              2,000
   Massachusetts State, Development
     Finance Agency, Brooks School
     Issue, Ser A, RB, MBIA (A)
     3.500%, 07/01/29                                  2,395              2,395
   Massachusetts State, Development
     Finance Agency, Dana Hall School
     Project, RB (A) (B)
     3.490%, 06/01/34                                  3,000              3,000
   Massachusetts State, Development
     Finance Agency, Draper Laboratory
     Issue, RB, MBIA (A)
     3.470%, 06/01/30                                  3,000              3,000
   Massachusetts State, Development
     Finance Agency, Elderhostel Inc.
     Project, RB (A) (B)
     3.480%, 08/01/30                                  3,165              3,165
   Massachusetts State, Development
     Finance Agency, ISO New England
     Project, RB (A) (B)
     3.500%, 02/01/32                                  3,000              3,000

--------------------------------------------------------------------------------
                                                 Face Amount           Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Development
     Finance Agency, Marine Biological
     Lab Project, RB (A) (B)
     3.500%, 10/01/36                            $     2,000        $     2,000
   Massachusetts State, Development
     Finance Agency, Marino Foundation
     Project, RB (A) (B)
     3.500%, 07/01/21                                  1,800              1,800
   Massachusetts State, Development
     Finance Agency, Scandinavian
     Living Center Project, RB (A) (B)
     3.450%, 11/01/28                                  1,700              1,700
   Massachusetts State, Development
     Finance Agency, Ser 1336, RB,
     AMBAC (A)
     3.510%, 09/01/32                                  1,850              1,850
   Massachusetts State, Development
     Finance Agency, Ser 563, RB (A)
     3.520%, 07/01/35                                  3,590              3,590
   Massachusetts State, Development
     Finance Agency, Suffolk University
     Project, Ser A, RB (A)
     3.520%, 07/01/35                                  3,980              3,980
   Massachusetts State, Development
     Finance Agency, The Rivers School
     Project, RB (A) (B)
     3.490%, 08/01/32                                  1,000              1,000
   Massachusetts State, Development
     Finance Agency, Ursuline Academy
     Dedham Project, RB (A) (B)
     3.470%, 05/01/32                                  2,100              2,100
   Massachusetts State, Development
     Finance Agency, Wentworth
     Institute Project, RB, AMBAC (A)
     3.500%, 10/01/30                                  1,000              1,000
   Massachusetts State, Federal Highway
     Authority, RB (A)
     3.500%, 06/15/09                                  1,840              1,840
   Massachusetts State, Health &
     Educational Facilities Authority,
     Capital Assets Program,
     Ser E, RB (A) (B)
     3.570%, 01/01/35                                  1,300              1,300
   Massachusetts State, Health &
     Educational Facilities Authority,
     Emmanuel College Project,
     RB (A) (B)
     3.470%, 07/01/33                                  1,000              1,000
   Massachusetts State, Health &
     Educational Facilities Authority,
     Falmouth Assisted Living Project,
     Ser A, RB (A) (B)
     3.510%, 11/01/26                                  1,700              1,700
   Massachusetts State, Health &
     Educational Facilities Authority,
     Hillcrest Extended Care Project,
     Ser A, RB (A) (B)
     3.500%, 10/01/26                                  2,300              2,300
   Massachusetts State, Health &
     Educational Facilities Authority,
     RB (A)
     3.510%, 01/01/10                                  3,000              3,000
   Massachusetts State, Health &
     Educational Facilities Authority,
     Ser 954, RB, AMBAC (A)
     3.510%, 07/01/24                                  3,200              3,200


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Massachusetts Tax Free Money Market Fund
November 30, 2006

--------------------------------------------------------------------------------
                                                 Face Amount           Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Health &
     Educational Facilities Authority,
     St. Ann's Home Project,
     Ser A, RB (A) (B)
     3.770%, 03/01/22                            $     1,310        $     1,310
   Massachusetts State, Housing Finance
     Agency, Ser 2004-1055, RB (A)
     3.510%, 06/01/34                                    695                695
   Massachusetts State, Housing Finance
     Agency, Ser G, RB (A)
     3.450%, 12/01/25                                  1,680              1,680
   Massachusetts State, Housing Finance
     Authority, Multi-Family Housing
     Project, Ser A, RB (A) (C)
     3.450%, 01/15/10                                    385                385
   Massachusetts State, Industrial
     Finance Agency, Goddard House
     Project, Ser 1995, RB (A) (B)
     3.500%, 11/01/25                                  1,815              1,815
   Massachusetts State, Industrial
     Finance Agency, Jewish Geriatric
     Services Project, Ser A, RB (A) (B)
     3.480%, 05/15/13                                  3,000              3,000
   Massachusetts State, Ser 1290, GO,
     FSA (A)
     3.500%, 03/01/24                                  3,000              3,000
   Massachusetts State, Ser 449,
     GO, AMBAC (A)
     3.510%, 02/01/18                                  1,380              1,380
   Massachusetts State, Turnpike
     Authority, Ser 334, RB, MBIA (A)
     3.510%, 01/01/37                                  2,000              2,000
   Massachusetts State, Water &
     Pollution Agency, Trust Receipts,
     Ser SGA 87, RB (A)
     3.670%, 08/01/23                                  2,000              2,000
   Massachusetts State, Water Pollution
     Authority, Ser 867T, RB (A)
     3.510%, 08/01/12                                  1,595              1,595
   Massachusetts State, Water Resource
     Authority, Ser B, RB, FGIC (A)
     3.480%, 08/01/37                                  2,600              2,600
   Montachusett Regional Transit
     Authority, RAN
     4.500%, 06/15/07                                  2,500              2,508
   New Bedford, BAN
     4.000%, 02/16/07                                  1,100              1,101
   New Bedford, RAN
     3.700%, 04/13/07                                  2,000              2,000
   Southeastern Regional Transportation
     Authority, RAN
     3.850%, 09/07/07                                  1,000              1,001
   University of Massachusetts,
     Building Authority, Ser 1,
     RB, AMBAC (A)
     3.470%, 11/01/34                                  1,650              1,650
                                                                    -----------
                                                                        102,068
                                                                    -----------
Total Municipal Bonds
   (Cost $102,068) ($ Thousands)                                        102,068
                                                                    -----------

--------------------------------------------------------------------------------
                                                                       Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
Total Investments -- 103.5%
   (Cost $102,068) ($ Thousands) +                                  $   102,068
                                                                    ===========

Percentages are based on Net Assets of $98,631 ($ Thousands).

+ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

(A) Floating Rate Security - The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2006. The demand and interest rate reset features give this security a shorter effective maturity date.

(B) Securities are held in conjunction with a letter of credit from a major bank or financial institution.

(C)   Securities are collateralized under an agreement from FNMA.

AMBAC American Municipal Bond Assurance Company
BAN   Bond Anticipation Note
FGIC  Financial Guaranty Insurance Company
FNMA  Federal National Mortgage Association
FSA   Financial Security Assistance
GO    General Obligation
MBIA  Municipal Bond Insurance Association
RAN   Revenue Anticipation Note
RB    Revenue Bond
Ser   Series

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Intermediate-Term Municipal Fund
November 30, 2006

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 97.2%
ALABAMA -- 0.5%
   Jefferson County, Public Building
     Authority, RB, AMBAC
     5.000%, 04/01/14                            $     2,000        $     2,175
   Montgomery, BMC Special Care
     Facilities, Baptist Health Project,
     Ser A-2, RB, MBIA (D) (F)
     4.000%, 11/15/13                                  3,000              3,080
                                                                    -----------
                                                                          5,255
                                                                    -----------
ALASKA -- 1.6%
   Alaska State, Energy & Power
     Authority, Bradley Lake Project,
     Ser 3, RB, FSA
     6.000%, 07/01/12                                  3,980              4,441
   Alaska State, Energy & Power
     Authority, Bradley Lake Project,
     Ser 4, RB, FSA
     6.000%, 07/01/14                                  2,920              3,343
   Alaska State, Housing Finance
     Authority, Ser A-1, RB
     Callable 06/01/09 @ 100
     6.000%, 06/01/15                                  1,940              2,041
   Alaska State, Housing Finance
     Authority, Ser B,RB, MBIA
     Callable 06/01/15 @ 100
     5.000%, 12/01/20                                  5,000              5,387
   Alaska State, International
     Airports, Ser A, RB, MBIA
     5.000%, 10/01/12                                  2,000              2,122
                                                                    -----------
                                                                         17,334
                                                                    -----------
ARIZONA -- 2.6%
   Arizona State, Agricultural
     Improvement & Power Authority,
     Salt River Project, Ser A, RB
     Callable 01/01/16 @ 100
     5.000%, 01/01/37                                  4,000              4,305
   Arizona State, Agricultural
     Improvement & Power Authority,
     Salt River Project, Ser B, RB
     Callable 01/01/13 @ 100
     5.000%, 01/01/25                                  4,000              4,235
   Mesa, Utility Systems Authority,
     RB, FGIC
     6.500%, 07/01/11                                  3,865              4,344
   Mesa, Utility Systems Authority,
     RB, FGIC (D)
     7.125%, 07/01/11                                  7,000              8,057
   Pima County, Industrial Development
     Authority, Capital Appreciation,
     Ser B, RB
     Callable 03/01/14 @ 101 (E)
     4.550%, 09/01/25                                  1,700              1,753
   Pima County, Unified School District
     No. 1, GO, FSA
     Callable 07/01/12 @ 100
     4.750%, 07/01/14                                  3,000              3,168
   Pinal County, COP
     Callable 12/01/14 @ 100
     5.000%, 12/01/29                                  2,000              2,095
                                                                    -----------
                                                                         27,957
                                                                    -----------

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
ARKANSAS -- 0.8%
   Arkansas State, Development Finance
     Authority, Mortgage Backed
     Securities Program,
     Ser A, RB
     Callable 01/01/11 @ 100 (E)
     4.700%, 07/01/16                            $     1,015        $     1,041
   Arkansas State, Development Finance
     Authority, Mortgage Backed
     Securities Program, Ser D, RB
     Callable 07/01/12 @ 100 (E)
     3.000%, 01/01/24                                  1,760              1,758
   Arkansas State, University of
     Central Arkansas, Auxiliary
     Project, Ser C, RB, AMBAC
     6.125%, 04/01/26                                  1,535              1,933
   Arkansas State, University of
     Central Arkansas, Student Fee
     Project, Ser B, RB, AMBAC
     6.125%, 04/01/26                                  1,535              1,933
   Arkansas State, University of
     Central Arkansas, Student Housing
     Project, Ser A, RB, AMBAC
     6.000%, 04/01/21                                  1,990              2,399
                                                                    -----------
                                                                          9,064
                                                                    -----------
CALIFORNIA -- 11.7%
   California State, Department of
     Veteran Affairs, Ser A, RB
     Callable 11/30/11 @ 101
     4.600%, 12/01/28                                  2,000              2,024
   California State, Economic
     Development Authority,
     Ser A, GO, MBIA
     5.250%, 07/01/13                                 10,000             11,032
   California State, GO
     5.250%, 02/01/11                                  2,000              2,130
     5.000%, 02/01/12                                  6,000              6,401
     5.000%, 10/01/12                                 12,425             13,351
   California State, GO
     Callable 06/01/15 @ 100
     5.000%, 06/01/31                                  4,500              4,791
   California State, GO
     Callable 08/01/13 @ 100
     5.250%, 02/01/14                                  4,000              4,390
   California State, GO
     Partially Pre-Refunded @ 100 (C)
     6.250%, 04/01/07                                    480                484
   California State, GO
     Partially Pre-Refunded @ 101 (C)
     5.250%, 06/01/07                                    840                851
   California State, GO, AMBAC
     5.000%, 02/01/14                                  1,000              1,092
   California State, Public Works
     Board, Community Colleges Project,
     Ser A, RB
     5.500%, 12/01/10                                  2,475              2,655
   California State, Public Works
     Board, Department of Corrections
     Project, Ser B, RB
     5.250%, 01/01/13                                  2,000              2,180
   California State, Ser 1, GO
     5.000%, 09/01/15                                  3,625              3,977


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Intermediate-Term Municipal Fund
November 30, 2006

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   California State, Various Purposes, GO
     5.000%, 06/01/13                            $     2,000        $     2,162
     5.000%, 06/01/13                                  3,275              3,540
     5.000%, 03/01/14                                  2,150              2,335
   California State, Water Department
     Authority, Central Valley Project,
     Ser Q, RB
     6.000%, 12/01/10                                  2,955              3,232
   California State, Water Department
     Authority, Central Valley Project,
     Ser Q, RB (D)
     6.000%, 12/01/10                                  2,195              2,405
   California State, Water Department
     Authority, Ser A, RB
     5.500%, 05/01/09                                  2,000              2,091
   California Statewide, Communities
     Development Authority, Equity
     Residential Project, Ser C, RB (A)
     5.200%, 12/01/29                                  2,750              2,831
   California Statewide, Communities
     Development Authority, Kaiser
     Permanente Project, Ser B, RB
     Callable 03/01/16 @ 100
     5.250%, 03/01/45                                  5,500              5,880
   California Statewide, Communities
     Development Authority, Kaiser
     Permanente Project, Ser B, RB
     Callable 07/05/10 @ 102
     3.900%, 08/01/31                                  2,450              2,458
   California Statewide, Communities
     Development Authority, Kaiser
     Permanente Project, Ser E, RB
     3.875%, 04/01/32                                  7,500              7,533
   California Statewide, Communities
     Development Authority, Pollution
     Control, Southern California
     Education Project, Ser A, RB, XLCA
     Callable 04/01/13 @ 100
     4.100%, 04/01/28                                  1,890              1,941
   Golden State, Tobacco Securitization
     Project, Capital Appreciation
     Project, Ser A, RB, AMBAC
     Callable 06/01/18 @ 100 (F)
     1.718%, 06/01/23                                  3,500              3,047
   Golden State, Tobacco Securitization
     Project, Enhanced Project, RB, FGIC
     Pre-Refunded @ 100 (C)
     5.500%, 06/01/13                                  3,000              3,338
   Golden State, Tobacco Securitization
     Project, Enhanced Project, Ser A,
     RB
     Callable 06/01/10 @ 100
     5.000%, 06/01/20                                  1,000              1,047
   Golden State, Tobacco Securitization
     Project, Ser 2003-A-1, RB
     Callable 06/01/13 @ 100
     5.000%, 06/01/21                                  6,810              6,839
   Kings River, Conservation District,
     Peaking Project, COP
     5.000%, 05/01/12                                  2,300              2,427

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   Lammersville, School District #2002,
     Mountain House Project,
     Special Tax Obligation
     Callable 09/01/16 @ 100
     5.125%, 09/01/35                            $     1,000        $     1,026
   Northern California, Tobacco
     Securitization Authority,
     Asset-Backed, Ser A-1, RB,
     Callable 06/01/15 @ 100
     4.750%, 06/01/23                                    980                979
   Northern California, Tobacco
     Securitization Authority, Ser B, RB
     Pre-Refunded @ 100 (C)
     4.375%, 06/01/11                                  1,140              1,183
   Roseville Westpark Community
     Facilities District #1,
     Special Tax Obligation
     Callable 03/01/07 @ 103
     5.200%, 09/01/26                                  1,000              1,030
   San Diego County, Regional Airport
     Authority, RB, AMBAC
     5.000%, 07/01/11                                  2,135              2,246
   Southern California, Metropolitan
     Water District, Ser B, RB
     5.000%, 07/01/14                                  3,800              4,182
   Torrance, Redevelopment Agency,
     Senior Lien, Ser C, TA, MBIA
     5.000%, 09/01/08                                    830                853
   University of California, Ser A,
     RB, AMBAC
     5.000%, 05/15/13                                  5,500              5,995
                                                                    -----------
                                                                        125,958
                                                                    -----------
COLORADO -- 0.8%
   Colorado State, Department of
     Corrections, Penitentiary II
     Project, Ser B, COP, AMBAC
     5.000%, 03/01/15                                  2,500              2,734
   Colorado State, Housing Finance
     Authority, Single-Family Housing
     Project, Ser C-3, RB
     Callable 11/01/07 @ 105
     6.750%, 05/01/17                                     50                 51
   Colorado State, Housing Finance
     Authority, Single-Family Housing
     Project, Sub-Ser C, RB
     Callable 08/01/11 @ 102
     4.875%, 08/01/13                                    330                332
   Colorado State, Public Highway
     Authority, E-470 Project,
     Ser A, RB, MBIA
     5.000%, 09/01/15                                  4,725              5,210
                                                                    -----------
                                                                          8,327
                                                                    -----------
CONNECTICUT -- 0.1%
   Connecticut State, Special Tax
     Obligation, Ser B, RB
     6.125%, 09/01/12                                  1,100              1,210
                                                                    -----------
DISTRICT OF COLUMBIA -- 1.1%
   District of Columbia, Convention
     Center Project, Senior Lien,
     RB, AMBAC
     Callable 10/01/08 @ 101
     5.250%, 10/01/12                                  3,000              3,115


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Intermediate-Term Municipal Fund
November 30, 2006

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   District of Columbia, Metropolitan
     Washington Airport, Ser A,
     RB, MBIA
     5.000%, 10/01/12                            $     2,645        $     2,813
   District of Columbia, Ser A-1,
     GO, MBIA
     6.500%, 06/01/09                                  1,085              1,160
   District of Columbia, Ser B,
     GO, MBIA
     6.000%, 06/01/11                                  4,420              4,854
                                                                    -----------
                                                                         11,942
                                                                    -----------
FLORIDA -- 5.2%
   Broward County, Airport System
     Authority, Ser L, RB, AMBAC
     Callable 10/01/14 @ 100
     5.000%, 10/01/16                                  3,500              3,796
   East Homestead, Community
     Development District, Ser B,
     Special Assessment
     5.000%, 05/01/11                                  3,000              3,029
   Escambia County, Health Facilities
     Authority, Ascension Health Credit
     Project, Ser A, RB
     5.250%, 11/15/13                                  1,500              1,645
   Florida State, Division of Finance
     Board, Environmental Protection
     Project, RB, FSA
     6.000%, 07/01/13                                  3,490              3,985
   Florida State, Florida Hurricane
     Catastrophe Fund, Ser A, RB
     5.250%, 07/01/12                                  2,500              2,710
   Florida State, Housing Finance
     Authority, Homeowner Mortgage
     Project, Ser 1, RB, FSA
     Callable 07/01/10 @ 100
     5.750%, 01/01/17                                    165                166
   Highlands County, Health Facilities
     Authority, Hospital-Adventist
     Health Systems Project,
     Ser C, RB
     Callable 11/15/16 @ 100
     5.250%, 11/15/36                                  4,000              4,305
   Hillsborough County, Aviation
     Authority, Tampa International
     Airport Project, Ser A, RB, FSA
     5.500%, 10/01/09                                  4,820              5,077
   Hillsborough County, Capacity
     Assessment Project, Special
     Assessment, FGIC
     5.000%, 03/01/16                                  3,375              3,680
   Jacksonville, Aviation Authority,
     RB, AMBAC
     5.000%, 10/01/15                                  2,910              3,138
   Jacksonville, Economic Development
     Commission, Mayo Clinic Project, RB
     Callable 05/15/16 @ 100
     5.000%, 11/15/36                                  3,000              3,190
   Lakeland, Hospital System Authority,
     Regional Health
     System Project, RB
     Callable 11/15/16 @ 100
     5.000%, 11/15/32                                  4,000              4,195
   Lee County, Solid Waste Systems
     Authority, RB, MBIA
     5.250%, 10/01/09                                  2,500              2,595

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   Miami-Dade County, Jackson Health
     Systems Project,
     Ser B, RB, MBIA
     5.000%, 06/01/14                            $     4,370        $     4,742
   Miami-Dade County, Miami
     International Airport,
     Ser B, RB, FSA
     Callable 10/01/07 @ 102
     5.000%, 10/01/11                                  3,300              3,382
   Miami-Dade County, Ser CC,
     GO, AMBAC
     7.125%, 10/01/08                                  1,470              1,562
   Palm Beach County, Solid Waste
     Authority, Ser A, RB, AMBAC
     6.000%, 10/01/08                                  3,300              3,435
   Portico, Community Development
     District, Special Assessment
     Callable 05/01/16 @ 100
     5.450%, 05/01/37                                  1,720              1,773
                                                                    -----------
                                                                         56,405
                                                                    -----------
GEORGIA -- 2.4%
   Atlanta, Apartment Revenue,
     Ser D, RB, FGIC
     5.250%, 01/01/12                                  2,500              2,669
   Atlanta, Water & Wastewater
     Authority, RB, FSA
     5.250%, 11/01/14                                  1,500              1,668
   Georgia State, Housing & Finance
     Authority, Single Family Mortgage,
     Sub-Ser B-4, RB
     Callable 11/01/09 @ 100
     5.250%, 06/01/20                                  3,640              3,700
   Georgia State, Municipal Electric
     Power Authority, RB, AMBAC
     7.000%, 01/01/08                                  4,355              4,513
   Georgia State, Municipal Electric
     Power Authority, RB, AMBAC (D)
     7.000%, 01/01/08                                    145                150
   Georgia State, Municipal Electric
     Power Authority, Ser V, RB, MBIA
     6.500%, 01/01/12                                    100                114
     6.500%, 01/01/12                                  3,135              3,404
   Georgia State, Ser C, GO
     6.000%, 07/01/10                                  2,610              2,829
   Georgia State, Ser D, GO
     6.700%, 08/01/10                                  3,600              3,992
   Savannah, Hospital Authority, St.
     Joseph's Health Systems Project,
     Ser B, RB, FSA
     Callable 01/01/09 @ 101
     5.250%, 07/01/09                                  2,625              2,728
                                                                    -----------
                                                                         25,767
                                                                    -----------
HAWAII -- 0.1%
   Honolulu City & County, Water
     Authority, Ser B, RB, MBIA
     5.000%, 07/01/15                                  1,000              1,081
                                                                    -----------
IDAHO -- 0.2%
   Idaho State, Housing & Finance
     Association, Ser C, Cl I-III, RB
     Callable 01/01/15 @ 100
     5.100%, 01/01/27                                  2,325              2,385


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Intermediate-Term Municipal Fund
November 30, 2006

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   Idaho State, Housing & Finance
     Association, Single-Family
     Mortgage Project, Ser C, RB
     Callable 01/01/11 @ 100
     5.600%, 01/01/21                            $       315        $       323
                                                                    -----------
                                                                          2,708
                                                                    -----------
ILLINOIS -- 3.8%
   Chicago, Board of Education,
     School Reform Project,
     Ser A, GO, FGIC
     5.250%, 12/01/17                                  2,330              2,638
   Chicago, Metropolitan Water
     Reclamation District, Greater
     Chicago Capital Improvements
     Project, GO
     6.900%, 01/01/07                                  1,810              1,814
   Chicago, O'Hare International
     Airport, RB, AMBAC
     Callable 01/01/10 @ 101
     5.500%, 01/01/12                                  7,500              7,946
   Chicago, Public Building Commerce
     Building, Chicago Transit
     Authority, RB, AMBAC (D)
     5.000%, 03/01/13                                  2,000              2,162
   Chicago, Ser A-2, GO, AMBAC
     6.125%, 01/01/12                                  5,000              5,580
   Chicago, Tax Increment Allocation,
     Ser A, TA, AMBAC (F)
     4.150%, 12/01/07                                  6,970              6,728
   Cook County, GO, MBIA (D)
     7.250%, 11/01/07                                    710                734
   Illinois State, Development
     Financing Authority, Community
     Rehabilitation Providers Project,
     Ser A, RB
     5.700%, 07/01/07                                  1,290              1,296
   Illinois State, Development
     Financing Authority, Student
     Housing Project, Ser A, RB
     5.000%, 06/01/11                                  1,040              1,081
   Illinois State, Educational
     Facilities Authority, Loyola
     University Project, Ser A, RB (D)
     7.000%, 07/01/07                                  2,370              2,417
   Illinois State, Health Facilities
     Authority, Condell Medical
     Center Project, RB
     6.000%, 05/15/10                                    880                904
   Illinois State, Housing Development
     Authority, Multi-Family Housing
     Project, Ser G, RB
     Callable 07/01/16 @ 100
     4.850%, 01/01/37                                    800                804
   Southern Illinois, University
     Housing & Auxiliary Facilities
     Systems Project, Ser A, RB, AMBAC
     5.250%, 04/01/20                                  2,000              2,287
   University of Illinois, Auxiliary
     Facilities System, Ser A,
     RB, AMBAC
     5.500%, 04/01/14                                  2,000              2,237

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   University of Illinois, Auxiliary
     Facilities System,
     Ser B, RB, FGIC
     5.500%, 04/01/15                            $     1,635        $     1,848
                                                                    -----------
                                                                         40,476
                                                                    -----------
INDIANA -- 1.8%
   Indiana State, Finance Authority,
     State Revolving Fund Program,
     Ser A, RB
     5.000%, 02/01/16                                  3,000              3,300
   Indiana State, Health Facilities
     Financing Authority, Ascension
     Health Sub Credit Project,
     Ser A, RB
     5.000%, 04/01/11                                  4,900              5,162
   Indiana State, Health Facilities
     Financing Authority, Clarian
     Health Hospital Project, Ser B, RB
     Pre-Refunded @ 100 (A) (C)
     3.670%, 12/12/06                                    200                200
   Indiana State, Office Building
     Commission, State Office Building
     II Facilities Project, Ser D, RB
     6.900%, 07/01/11                                  4,860              5,208
   Indianapolis, Local Public
     Improvement Bond Bank,
     Indianapolis Airport Authority,
     Ser F, RB, AMBAC
     5.000%, 01/01/15                                  2,000              2,153
   Indianapolis, Thermal Energy Systems
     Project, Ser A, RB, MBIA
     Callable 10/01/11 @ 101
     5.500%, 10/01/12                                  2,860              3,123
                                                                    -----------
                                                                         19,146
                                                                    -----------
IOWA -- 0.5%
   Tobacco Settlement Authority,
     Ser B, Pre-Refunded @ 101 (C)
     5.600%, 06/01/11                                  5,000              5,438
                                                                    -----------
KANSAS -- 0.7%
   Lawrence, Hospital Authority,
     Memorial Hospital Project, RB
     Callable 07/01/16 @ 100
     5.125%, 07/01/36                                  5,620              5,954
   Wyandotte County, Legends Village
     West Project, RB
     Callable 10/01/16 @ 100
     4.875%, 10/01/28                                  1,500              1,508
                                                                    -----------
                                                                          7,462
                                                                    -----------
KENTUCKY -- 0.4%
   Louisville & Jefferson County,
     Norton Healthcare Project, RB
     Callable 10/01/16 @ 100
     5.250%, 10/01/36                                  4,500              4,824
                                                                    -----------
LOUISIANA -- 0.6%
   De Soto Parish, Pollution Control
     Authority, International Paper
     Projects, Ser A, RB
     5.000%, 10/01/12                                  3,600              3,779


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Intermediate-Term Municipal Fund
November 30, 2006

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   Louisiana State, Gas & Fuels Tax,
     Ser A, RB, FGIC
     Callable 05/01/16 @ 100
     5.000%, 05/01/41                            $     3,000        $     3,207
                                                                    -----------
                                                                          6,986
                                                                    -----------
MARYLAND -- 0.7%
   Maryland State, Department of
     Transportation, Port
     Administration Facilities Project,
     COP, AMBAC
     5.250%, 06/15/14                                  1,335              1,461
   Maryland State, Maryland Health &
     Higher Educational Facilities
     Authority, Carroll Hospital
     Center Project, RB
     Callable 07/01/16 @ 100
     5.000%, 07/01/40                                  1,000              1,046
   Maryland State, State & Local
     Facilities, Capital Improvements
     Project, Ser A, GO
     5.500%, 08/01/14                                  4,000              4,533
                                                                    -----------
                                                                          7,040
                                                                    -----------
MASSACHUSETTS -- 5.9%
   Massachusetts Bay, Transportation
     Authority, General Transportation
     System Project, Ser A, RB
     5.500%, 03/01/12                                  3,300              3,496
   Massachusetts Bay, Transportation
     Authority, Ser A, RB
     5.000%, 07/01/19                                  5,000              5,601
   Massachusetts State, Construction
     Loan, Ser C, RB, AMBAC (D)
     5.000%, 08/01/10                                    190                200
   Massachusetts State, Development
     Finance Agency, Biomedical
     Research Project, Ser C, RB
     Callable 08/01/10 @ 101
     6.000%, 08/01/11                                  1,000              1,072
   Massachusetts State, Health &
     Educational Facilities Authority,
     Lahey Clinic Medical Center
     Project, Ser C, RB, FGIC
     5.000%, 08/15/14                                  2,395              2,603
   Massachusetts State, Health &
     Educational Facilities Authority,
     Lowell General Hospital Project,
     Ser B, RB, FSA
     Callable 06/01/07 @ 102
     5.250%, 06/01/11                                  1,585              1,628
   Massachusetts State, Municipal
     Wholesale Electric Project
     No. 6-A, RB, MBIA
     5.500%, 07/01/09                                  4,000              4,188
   Massachusetts State, School Building
     Authority, Ser A, RB, FSA
     5.000%, 08/15/14                                  7,000              7,658
   Massachusetts State, School Building
     Authority, Ser A, RB, FSA
     Callable 8/15/15 @ 100
     5.000%, 08/15/30                                  5,000              5,364
   Massachusetts State, Ser B, GO
     5.250%, 08/01/16                                  5,000              5,616

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State,
     Ser B, GO, FSA
     5.250%, 09/01/21                            $     2,500        $     2,882
     5.250%, 09/01/22                                  2,000              2,315
   Massachusetts State,
     Ser C, GO, FSA
     5.500%, 12/01/17                                  3,000              3,478
   Massachusetts State, Special
     Obligation, Federal Highway
     Project, Ser A, GAN, FSA
     5.000%, 12/15/14                                 10,000             10,903
   Massachusetts State, Special
     Obligation, Ser A, GAN, FSA
     5.000%, 12/15/13                                  4,000              4,329
   Massachusetts State, Water Resources
     Authority, Ser A, RB, FGIC
     6.125%, 08/01/11                                  1,500              1,666
                                                                    -----------
                                                                         62,999
                                                                    -----------
MICHIGAN -- 2.2%
   Chippewa Valley, School District,
     GO, FSA
     Callable 11/01/16 @ 100
     4.500%, 05/01/22                                  1,735              1,790
   Greater Detroit, Resource Recovery
     Authority, Ser B, RB, AMBAC
     6.250%, 12/13/07                                  2,000              2,053
   Kent, Hospital Finance Authority,
     Spectrum Health Project,
     Ser B, RB
     5.000%, 07/15/11                                  4,250              4,495
   Michigan State, Environmental
     Protection Program, GO
     6.250%, 11/01/12                                  3,000              3,294
   Michigan State, Hospital Finance
     Authority, Henry Ford Health
     Systems Project, Ser A, RB
     Callable 11/15/16 @ 100
     5.250%, 11/15/46                                  2,000              2,146
   Wayne Charter County, Detroit Metro
     Project, Ser A, RB, MBIA
     Callable 12/01/08 @ 101
     5.250%, 12/01/11                                  9,645             10,005
                                                                    -----------
                                                                         23,783
                                                                    -----------
MINNESOTA -- 0.3%
   Maple Grove, Health Facilities
     Authority, North Memorial Health
     Care Project, RB
     Callable 09/01/15 @ 100
     5.000%, 09/01/29                                  2,000              2,107
   St. Paul, Housing & Redevelopment
     Authority, Healthpartners
     Group Project, RB
    Callable 11/15/16 @ 100
     4.625%, 05/15/26                                  1,000              1,002
                                                                    -----------
                                                                          3,109
                                                                    -----------
MISSISSIPPI -- 0.1%
   Mississippi State, Hospital
     Equipment & Facilities Authority,
     Rush Medical Foundation Project,
     Ser A, RB, ACA Insured
     5.400%, 01/01/07                                    205                205


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Intermediate-Term Municipal Fund
November 30, 2006

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   Mississippi State, Single-Family
     Housing Authority, Ser D, Cl 6, RB
     Callable 07/01/07 @ 105 (E)
     6.650%, 07/01/12                            $       315        $       333
                                                                    -----------
                                                                            538
                                                                    -----------
MISSOURI -- 0.7%
   Missouri State, Development Finance
     Board, Crackerneck Creek Project,
     Ser C, RB
     Callable 03/01/16 @ 100
     5.000%, 03/01/28                                  2,000              2,101
   Missouri State, Development Finance
     Board, Crackerneck Creek Project,
     Ser C, TA
     Callable 03/01/14 @ 100
     5.000%, 03/01/26                                  1,000              1,039
   Missouri State, Joint Municipal
     Electric Utility Commission, Iatan
     2 Project, Ser A, RB, AMBAC
     5.000%, 01/01/15                                  4,120              4,497
                                                                    -----------
                                                                          7,637
                                                                    -----------
NEVADA -- 0.3%
   Henderson, Local Improvement
     Districts, Special Assessment
     Callable 03/01/07 @ 103
     5.300%, 09/01/35                                  3,000              3,065
                                                                    -----------
NEW HAMPSHIRE -- 0.2%
   New Hampshire, Health & Education
     Facilities Authority, Catholic
     Medical Center, RB
     Callable 07/01/16 @ 100
     5.000%, 07/01/36                                  1,800              1,884
                                                                    -----------
NEW JERSEY -- 4.1%
   Gloucester County, Solid Waste
     Improvement Authority, Waste
     Management Project, Ser A, RB
     6.850%, 12/01/29                                  2,000              2,160
   New Jersey State, Economic
     Development Authority, School
     Facilities Construction Project,
     Ser I, RB
     5.500%, 09/01/15                                  3,110              3,512
   New Jersey State, Economic
     Development Authority, School
     Facilities Construction Project,
     Ser O, RB
     5.000%, 03/01/13                                  4,000              4,299
   New Jersey State, Educational
     Facilities Authority, Higher
     Education Capital Improvements
     Project, Ser B, RB
     5.750%, 09/01/10                                  4,220              4,522
   New Jersey State, Equipment Lease
     Purchase, Ser A, COP
     5.000%, 06/15/14                                  2,500              2,712
   New Jersey State, Ser K, GO
     5.125%, 07/15/18                                  6,500              7,309
   New Jersey State, Transportation
     Trust Fund Authority,
     Transportation Systems Project,
     Ser A, RB
     5.250%, 12/15/20                                  7,250              8,249

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   New Jersey State, Transportation
     Trust Fund Authority,
     Transportation Systems Project,
     Ser A, RB, AMBAC
     5.500%, 12/15/15                            $     2,750        $     3,129
   New Jersey State, Transportation
     Trust Fund Authority,
     Transportation Systems Project,
     Ser A, RB, MBIA
     5.250%, 12/15/14                                  2,000              2,221
   New Jersey State, Transportation
     Trust Fund Authority,
     Transportation Systems Project,
     Ser C, RB (D)
     5.000%, 06/15/09                                  2,000              2,072
   New Jersey State, Transportation
     Trust Fund Authority,
     Transportation Systems Project,
     Ser C, RB, FSA
     5.750%, 12/15/12                                  1,500              1,672
   Tobacco Settlement, Financing
     Authority, RB
     5.500%, 06/01/11                                  2,000              2,110
                                                                    -----------
                                                                         43,967
                                                                    -----------
NEW MEXICO -- 0.7%
   Jicarilla, Apache Nation Reservation
     Project, Ser A, RB
     5.000%, 09/01/11                                  1,000              1,045
     5.000%, 09/01/13                                  3,200              3,391
   New Mexico State, Mortgage Finance
     Authority, Single-Family Mortgage
     Program, Ser C-3, RB
     Callable 01/05/07 @ 102 (E)
     5.950%, 07/01/28                                    315                321
   New Mexico State, Mortgage Finance
     Authority, Single-Family Mortgage
     Program, Ser D-2, RB,
     Callable 07/01/08 @ 102 (E)
     6.000%, 01/01/29                                  2,810              2,888
                                                                    -----------
                                                                          7,645
                                                                    -----------
NEW YORK -- 13.2%
   Dutchess County, Industrial
     Development Authority,
     IBM Project, RB
     Callable 12/01/09 @ 100 (A)
     5.450%, 12/01/29                                  5,500              5,757
   Liberty, Development Authority,
     Goldman Sachs Headquarters
     Project, RB
     5.250%, 10/01/35                                  1,500              1,790
   Long Island, Power Authority, New
     York Electric Systems Project,
     Ser A, RB, AMBAC
     6.000%, 12/01/07                                  6,000              6,147
   Long Island, Power Authority,
     Ser E, RB, FGIC
     Callable 12/01/16 @ 100
     5.000%, 12/01/17                                  2,000              2,208
     5.000%, 12/01/22                                  2,250              2,453
   Metropolitan New York,
     Transportation Authority,
     Ser C, RB
     5.000%, 11/15/12                                  2,930              3,138


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Intermediate-Term Municipal Fund
November 30, 2006

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   New York City, Industrial
     Development Agency, Queens
     Baseball Stadium-Pilot Project,
     RB, AMBAC
     Callable 01/01/17 @ 100
     5.000%, 01/01/46                            $     2,000        $     2,147
     4.750%, 01/01/42                                  1,000              1,039
   New York City, Industrial
     Development Agency, Terminal One
     Group Association Project, RB
     5.500%, 01/01/14                                  2,000              2,187
   New York City, Municipal Assistance
     Authority, Ser I, RB
     Callable 07/01/07 @ 102
     6.250%, 07/01/08                                  2,000              2,071
   New York City, Ser A, GO
     5.000%, 08/01/14                                  4,000              4,338
   New York City, Ser B, GO
     5.500%, 08/01/11                                  2,000              2,158
     5.500%, 08/01/12                                  5,000              5,466
     5.250%, 08/01/11                                  2,000              2,137
   New York City, Ser B, GO, XLCA
     7.250%, 08/15/07                                  3,435              3,524
   New York City, Ser B,
     GO, XLCA (D)
     7.250%, 08/15/07                                    565                580
   New York City, Ser D, GO
     Callable 11/01/14 @ 100
     5.000%, 11/01/34                                  3,000              3,176
   New York City, Ser G, GO
     5.000%, 08/01/13                                  2,500              2,692
   New York City, Ser H, GO, FGIC
     Callable 08/01/14 @ 100
     5.000%, 08/01/15                                  3,500              3,811
   New York City, Ser I, GO
     5.000%, 08/01/13                                  2,000              2,153
   New York City, Ser I, GO, AMBAC
     Callable 01/05/07 @ 102
     5.750%, 03/15/07                                     10                 10
   New York City, Ser J, GO
     Callable 03/01/15 @ 100
     5.000%, 03/01/17                                  5,000              5,406
     5.000%, 03/01/35                                  3,000              3,183
   New York City, Ser J, GO
     Callable 08/01/07 @ 101
     6.125%, 08/01/11                                      5                  5
   New York City, Ser J, GO
     Pre-Refunded @ 101 (C)
     6.125%, 08/01/07                                    365                375
   New York City, Ser J,
     Sub-Ser J-1, GO
     Callable 06/01/16 @ 100
     5.000%, 06/01/17                                  1,000              1,092
   New York City, Sub-Ser F-1, GO
     Callable 09/01/15 @ 100
     5.000%, 09/01/17                                  4,000              4,341
   New York City, Transitional Finance
     Authority, Future Secured
     Tax Project, Ser C, RB (D)
     5.500%, 02/01/09                                    150                156
   New York City, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser A, RB
     Callable 11/01/11 @ 100 (G)
     5.500%, 11/01/26                                  3,250              3,521

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   New York City, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser C, RB
     5.500%, 02/01/09                            $       940        $       978
   New York State, Dormitory Authority,
     Department of Health Project, RB
     5.250%, 07/01/10                                  3,040              3,205
   New York State, Dormitory Authority,
     Presbyterian Hospital Project, RB,
     AMBAC
     Callable 02/01/08 @ 101
     4.400%, 08/01/13                                    140                140
   New York State, Dormitory Authority,
     Ser B, RB
     Callable 05/15/12 @ 100
     5.250%, 11/15/23                                 10,000             10,778
   New York State, Dormitory Authority,
     Ser B, RB, XLCA (A)
     5.250%, 07/01/32                                  4,275              4,687
   New York State, Dormitory Authority,
     State University Educational
     Facilities, Ser A, RB, MBIA
     5.500%, 05/15/13                                  8,125              8,911
   New York State, Environmental
     Facilities Authority, New York
     City Water Project, RB
     5.750%, 06/15/12                                    190                212
   New York State, Mortgage Agency,
     Homeowner Mortgage Project,
     Ser 87, RB
     Callable 09/01/09 @ 100
     5.150%, 04/01/17                                  1,420              1,438
   New York State, Tobacco Settlement
     Financing, Ser A-1, RB
     Callable 12/21/06 @ 100
     5.250%, 06/01/12                                  1,525              1,526
   New York State, Urban Development,
     Capital Correctional Facilities
     Project, Ser A, RB, FSA
     6.500%, 01/01/10                                  4,135              4,496
   New York State, Urban Development,
     Ser A, RB
     5.250%, 01/01/21                                  2,750              2,837
     5.000%, 01/01/17                                  1,175              1,235
   New York State, Urban Development,
     Ser A, RB, MBIA
     5.250%, 01/01/11                                 16,000             17,054
   Tsasc, Ser 1, RB
     Callable 06/01/16 @ 100
     4.750%, 06/01/22                                  4,025              4,023
   Tsasc, Ser 1, RB
     Pre-Refunded @ 100 (C)
     5.750%, 07/15/09                                  2,520              2,661
                                                                    -----------
                                                                        141,242
                                                                    -----------
NORTH CAROLINA -- 2.3%
   Charlotte, Convention Facilities
     Project, Ser A, COP
     5.000%, 08/01/13                                  7,300              7,913


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Intermediate-Term Municipal Fund
November 30, 2006

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   North Carolina State, Capital
     Facilities Finance Agency, Duke
     University Project, Ser A, RB
     Callable 10/01/16 @ 100
     5.000%, 10/01/44                            $     3,350        $     3,589
   North Carolina State, Medical Care
     Commission, First Mortgage-
     Presbyterian Homes Project, RB
     Callable 10/01/16 @ 100
     5.500%, 10/01/31                                  2,360              2,473
   North Carolina State, Medical Care
     Commission, Novant Health
     Obligation Group Project,
     Ser A, RB
     5.000%, 11/01/13                                  3,500              3,784
   North Carolina State, Municipal
     Power Agency, Ser A, RB, MBIA
     5.750%, 01/01/09                                  6,850              7,148
                                                                    -----------
                                                                         24,907
                                                                    -----------
NORTH DAKOTA -- 0.1%
   Williams County, Sales Tax, RB
     Callable 11/01/14 @ 100
     5.000%, 11/01/31                                  1,000              1,034
                                                                    -----------
OHIO -- 0.7%
   Erie County, Hospital Facilities
     Authority, Firelands Regional
     Medical Center, Ser A, RB
     5.500%, 08/15/10                                  1,000              1,042
   Lakewood, Hospital Improvements
     Authority, Lakewood Hospital
     Association Project, RB
     5.500%, 02/15/13                                  2,500              2,698
   Ohio State, GO
     6.100%, 08/01/12                                  2,000              2,259
   Ohio State, Higher Educational
     Facilities Authority, Case Weston
     Reserve University Project, RB
     6.250%, 10/01/18                                  1,000              1,228
                                                                    -----------
                                                                          7,227
                                                                    -----------
OKLAHOMA -- 0.2%
   Tulsa, Industrial Development
     Authority, University of Tulsa
     Project, RB
     Callable 10/01/16 @ 100
     5.000%, 10/01/37                                  1,850              1,935
                                                                    -----------
PENNSYLVANIA -- 5.1%
   Delaware Valley, Regional Finance
     Authority, RB
     5.750%, 07/01/17                                  3,000              3,463
     5.500%, 07/01/12                                  5,925              6,464
   Erie, Higher Education Building
     Authority, Mercyhurst College,
     Ser A, RB
     Callable 03/15/15 @ 100
     4.750%, 03/15/20                                  2,500              2,529
   Kennett, Consolidated School
     District, GO, MBIA
     5.000%, 02/15/15                                  1,000              1,098

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   Lancaster County, Higher Education
     Authority, Franklin & Marshall
     College Project, RB
     Callable 04/15/16 @ 100
     5.000%, 04/15/24                            $     2,525        $     2,710
   Montgomery County, Higher Education
     & Health Authority, Abington
     Memorial Hospital Project,
     Ser A, RB
     Callable 06/01/12 @ 101
     5.125%, 06/01/32                                  3,000              3,147
   Montgomery County, Higher Education
     & Health Authority, Abington
     Memorial Hospital Project, Ser A,
     RB, AMBAC
     5.000%, 06/01/08                                  1,000              1,020
   New Castle Area, Hospital Authority,
     Jameson Memorial Hospital,
     RB, MBIA
     5.500%, 07/01/08                                  1,605              1,651
   Pennsylvania State, Economic
     Development Financing Authority,
     Colver Project, Ser F,
     RB, AMBAC
     5.000%, 12/01/14                                  4,000              4,311
   Pennsylvania State, GO, FSA
     5.375%, 07/01/17                                  4,200              4,823
     5.375%, 07/01/18                                  5,000              5,777
   Pennsylvania State, Higher Education
     Facilities Authority, Allegheny
     Delaware Valley Obligation
     Project,
     Ser A, RB, MBIA
     5.500%, 11/15/08                                  1,000              1,023
   Pennsylvania State, Higher Education
     Facilities Authority, Waynesburg
     College, Ser J4, RB (A) (B)
     3.300%, 05/01/32                                  3,600              3,563
   Pennsylvania State, Housing Finance
     Agency, Single-Family Mortgage
     Project, RB
     Callable 01/05/07 @ 102 (E)
     5.300%, 10/01/07                                  1,000              1,006
   Pennsylvania State, Industrial
     Development Authority,
     RB, AMBAC
     7.000%, 07/01/07                                  1,000              1,019
   Pennsylvania State, Turnpike
     Commission, Ser B, RB, AMBAC
     Callable 01/02/07 @ 100 (A)
     3.470%, 12/01/22                                    100                100
   Philadelphia, School District,
     Ser B, GO, FGIC
     5.500%, 08/01/09                                  4,400              4,621
   Sayre, Healthcare Facilities,
     Guthrie Health Project, Ser A, RB
     6.000%, 12/01/11                                  3,420              3,727
   Scranton-Lackawanna, Health &
     Welfare Authority, Community
     Medical Center Project, RB, MBIA
     5.500%, 07/01/07                                  2,585              2,613


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Intermediate-Term Municipal Fund
November 30, 2006

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   Westmoreland County, Municipal
     Authority, Special Obligation,
     GO (D)
     9.125%, 07/01/10                            $        60        $        64
                                                                    -----------
                                                                         54,729
                                                                    -----------
PUERTO RICO -- 5.8%
   Puerto Rico Commonwealth, Electric
     Power Authority,
     Ser QQ, RB, XLCA
     5.500%, 07/01/16                                  3,000              3,440
   Puerto Rico Commonwealth,
     Government Development Bank
     Authority, Ser B, RB
     5.000%, 12/01/11                                  3,000              3,164
     5.000%, 12/01/13                                  1,000              1,072
   Puerto Rico Commonwealth,
     Government Development Bank
     Authority, Ser C, RB
     5.250%, 01/01/15                                  1,725              1,856
   Puerto Rico Commonwealth,
     Infrastructure Financing
     Authority, Ser B, Special Tax
     Callable 07/01/16 @ 100
     5.000%, 07/01/46                                  4,000              4,234
   Puerto Rico Commonwealth, Public
     Buildings Authority, Government
     Facilities Project, Ser C, RB (E)
     5.500%, 07/01/12                                  2,000              2,169
   Puerto Rico Commonwealth, Public
     Buildings Authority, Government
     Facilities Project, Ser J, RB
     Callable 07/01/12 @ 100 (E)
     5.000%, 07/01/28                                  7,000              7,407
   Puerto Rico Commonwealth, Public
     Finance Authority, Commonwealth
     Appropriations Project, Ser A, RB
     Callable 02/01/12 @ 100 (A) (B)
     5.750%, 08/01/27                                 27,365             29,734
   Puerto Rico Commonwealth, Public
     Improvements Project, Ser A, GO
     Callable 07/01/16 @ 100
     5.250%, 07/01/30                                  2,000              2,189
   Puerto Rico Commonwealth, Public
     Improvements Project,
     Ser C, GO (A)
     6.000%, 07/01/13                                  5,000              5,152
   Puerto Rico Commonwealth,
     Ser A, GO
     Callable 07/01/12 @ 100
     5.000%, 07/01/30                                  1,500              1,587
                                                                    -----------
                                                                         62,004
                                                                    -----------
RHODE ISLAND -- 0.7%
   Rhode Island State, Health &
     Educational Authority, Providence
     Public Schools Financing Project,
     RB, FSA
     5.000%, 05/15/15                                  2,215              2,437
   Rhode Island State, Housing &
     Mortgage Finance Authority,
     Homeownership Opportunity Project,
     Ser 25A, RB
     Callable 10/01/07 @ 102
     4.950%, 10/01/16                                    835                840

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   Rhode Island State, Housing &
     Mortgage Finance Authority,
     Homeownership Opportunity Project,
     Ser 49-C, RB
     4.000%, 03/20/08                            $     4,000        $     4,014
                                                                    -----------
                                                                          7,291
                                                                    -----------
SOUTH CAROLINA -- 2.1%
   Charleston County, Educational
     Excellence Finance Authority,
     School District Project, RB
     Callable 12/01/14 @ 100
     5.000%, 12/01/16                                  3,000              3,227
   Greenville County, School District,
     Building Equity Sooner Project, RB
     5.500%, 12/01/17                                  4,000              4,571
   Piedmont, Municipal Power Agency,
     South Carolina Electric,
     Ser A, RB, FGIC
     6.500%, 01/01/16                                    800                971
   Piedmont, Municipal Power Agency,
     South Carolina Electric,
     Ser A, RB, FGIC (D)
     6.500%, 01/01/16                                  1,020              1,245
   Richland County, International Paper
     Projects, Ser A, RB
     4.250%, 10/01/07                                  5,150              5,162
   South Carolina State, Hospital
     Facilities Authority, Medical
     University Project, RB
     Pre-Refunded @ 101 (C)
     5.625%, 07/01/09                                  2,885              3,054
   South Carolina State, Transportation
     Infrastructure Bank, Ser A, RB,
     AMBAC
     Callable 10/01/13 @ 100
     5.000%, 10/01/33                                  4,200              4,459
                                                                    -----------
                                                                         22,689
                                                                    -----------
SOUTH DAKOTA -- 0.1%
   South Dakota State, Health &
     Educational Facilities Authority,
     McKennan Hospital Project,
     RB, MBIA
     6.000%, 07/01/08                                  1,025              1,062
   South Dakota State, Health &
     Educational Facilities Authority,
     Prairie Healthcare Project,
     RB, ACA Insured
     5.200%, 04/01/08                                    445                449
                                                                    -----------
                                                                          1,511
                                                                    -----------
TENNESSEE -- 2.4%
   Hendersonville, Industrial
     Development Authority, Ashford 83
     Association Project, RB
     Callable 01/05/07 @ 102
     5.950%, 12/15/08                                    570                579
   Metropolitan Government Nashville &
     Davidson Counties, Cab Converter,
     RB, FGIC
     7.700%, 01/01/12                                  5,000              5,663


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Intermediate-Term Municipal Fund
November 30, 2006

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   Metropolitan Nashville, Airport
     Authority, Improvements Project,
     Ser A, RB
     6.600%, 07/01/08                            $     2,000        $     2,092
   Shelby County, Health & Educational
     Facilities Authority, Baptist
     Memorial Healthcare, Ser A, RB (A)
     5.000%, 09/01/20                                  8,200              8,370
   Sullivan County, Health Educational
     & Housing Authority, Wellmont
     Health Systems Project, Ser C, RB
     Callable 09/01/16 @ 100
     5.250%, 09/01/36                                  2,000              2,127
   Tennessee State, Energy Acquisition
     Project, Ser A, RB
     5.000%, 09/01/16                                  6,000              6,545
                                                                    -----------
                                                                         25,376
                                                                    -----------
TEXAS -- 8.8%
   Austin, Independent School District,
     GO
     5.250%, 08/01/15                                  3,000              3,344
   Austin, Utility Systems, RB, AMBAC
     6.750%, 11/15/12                                 10,090             11,724
   Carrollton, Farmers Branch
     Independent School District, GO
     Callable 02/15/09 @ 100
     5.750%, 02/15/10                                  1,605              1,680
   Clear Creek Island, Independent
     School District, Ser A, GO
     5.000%, 02/15/17                                  1,885              2,081
   Corpus Christi, Utilities Systems
     Improvement Authority, RB
     Callable 07/15/16 @ 100
     4.500%, 07/15/23                                  2,000              2,042
   Cypress-Fairbanks, Independent
     School District, GO
     6.750%, 02/15/08                                  1,000              1,037
   Dallas-Fort Worth, International
     Airport Facilities Authority,
     Ser A, RB, XLCA
     Callable 11/01/09 @ 100
     5.000%, 11/01/12                                  3,000              3,096
   Deer Park, Independent School
     District, GO
     6.000%, 02/15/08                                  2,000              2,057
   Harris County, GO (D)
     6.000%, 12/15/11                                  3,895              4,330
   Harris County, Health Facilities
     Development Authority, Memorial
     Hospital Systems Project,
     Ser A, RB, MBIA
     6.000%, 06/01/09                                  1,825              1,926
   Harris County, Health Facilities
     Development, Christus Health
     Project, RB, MBIA (D)
     5.375%, 07/01/08                                    485                499
   Harris County, Health Facilities
     Development, Christus Health
     Project, Ser A, RB, MBIA
     5.375%, 07/01/08                                  3,360              3,449
   Harris County, Toll Road Authority,
     Ser B-2, RB, FGIC (A)
     5.000%, 08/15/21                                  5,000              5,171

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   Harris County, Toll Road Authority,
     Sub Lien, RB, FGIC
     6.000%, 08/01/12                            $     6,000        $     6,718
   Houston, Airport Systems Authority,
     Sub Lien, Ser A, RB, FSA
     6.000%, 07/01/09                                  5,000              5,280
   Houston, Hotel Occupancy Tax &
     Special Revenue, Convention &
     Entertainment  Project,
     Ser B, RB, AMBAC
     5.500%, 09/01/09                                  2,500              2,626
   Houston, Hotel Occupancy Tax &
     Special Revenue, Convention &
     Entertainment  Project,
     Ser B, RB, AMBAC (F)
     5.210%, 09/01/15                                  5,500              3,924
   Houston, Ser C, GO
     7.000%, 03/01/08                                  2,795              2,860
   Humble Island, Independent School
     District, Ser A, GO
     5.250%, 02/15/14                                  2,635              2,903
   Red River, Education Finance
     Authority, Texas Christian
     University Project, RB
     Callable 03/15/16 @ 100
     4.375%, 03/15/23                                  1,000              1,007
   San Antonio, Airport Systems
     Authority, Ser 2003, RB, FSA
     6.000%, 07/01/12                                  2,045              2,267
   San Antonio, Electric & Gas
     Authority, Ser 2000, RB (D)
     5.750%, 02/01/11                                  1,540              1,625
   San Antonio, Electric & Gas
     Authority, Ser A, RB
     5.000%, 02/01/14                                  4,015              4,377
   Southwest, Higher Education
     Authority, Southern Methodist
     University Project, RB, AMBAC
     5.250%, 10/01/10                                  1,350              1,431
   Tarrant, Regional Water District
     Authority, RB, FSA
     5.000%, 03/01/11                                  2,000              2,116
   Texas State, Alliance Airport
     Authority, Fedex Corporation
     Project, RB
     Callable 04/01/16 @ 100
     4.850%, 04/01/21                                  4,000              4,105
   Texas State, Municipal Power Agency,
     RB, MBIA (D) (F)
     4.080%, 09/01/16                                     25                 17
   Texas State, Public Finance
     Authority, Ser A, GO
     Callable 10/01/16 @ 100
     5.000%, 10/01/24                                  1,500              1,622
   Texas State, Transportation
     Commission Authority, RB
     Callable 04/01/16 @ 100
     5.000%, 04/01/26                                  4,000              4,308
   Texas State, Transportation
     Commission, Highway First Tier,
     Ser A, RB
     Callable 04/01/16 @ 100
     5.000%, 04/01/17                                  3,000              3,288


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Intermediate-Term Municipal Fund
November 30, 2006

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   Texas State, Transportation
     Commission, Mobility Fund,
     Ser A, GO
     Callable 04/01/17 @ 100
     5.000%, 04/01/22                            $     1,600        $     1,743
                                                                    -----------
                                                                         94,653
                                                                    -----------
UTAH -- 0.6%
   Salt Lake County, Hospital
     Authority, IHC Health Services
     Project, RB, AMBAC
     5.500%, 05/15/09                                  1,000              1,043
   Utah State, Intermountain Power
     Agency Power Supply,
     Ser A, RB, MBIA
     6.000%, 07/01/08                                  6,000              6,225
                                                                    -----------
                                                                          7,268
                                                                    -----------
VERMONT -- 0.2%
   Vermont State, Housing Finance
     Agency, Housing Project,
     Ser 23, RB, FSA
     Callable 11/01/14 @ 100
     5.000%, 05/01/34                                  2,135              2,184
                                                                    -----------
VIRGINIA -- 1.2%
   Charles City County, Industrial
     Development Authority, Waste
     Management Project, RB
     4.875%, 02/01/09                                  5,250              5,330
   Fairfax County, Economic Development
     Authority, Ser A, RB, AMBAC
     6.100%, 02/01/11                                  5,000              5,434
   King George County, Industrial
     Development Authority, Waste
     Management Project, Ser A, RB
     4.100%, 06/01/23                                  1,685              1,682
   Suffolk County, Industrial
     Development Authority, First
     Mortgage-Lake Prince
     Center Project, RB
     Callable 09/01/16 @ 100
     5.300%, 09/01/31                                  1,000              1,026
                                                                    -----------
                                                                         13,472
                                                                    -----------
WASHINGTON -- 3.2%
   Clark County, Public Utility
     District Authority, RB, FSA
     Callable 01/01/10 @ 100
     5.625%, 01/01/11                                  1,500              1,586
   King County, Public Hospital
     District No. 2, Refunding &
     Improvement - Evergreen
     Healthcare, GO, MBIA
     Callable 12/01/16 @ 100
     5.000%, 12/01/21                                  1,910              2,068
   Washington State, Energy Northwest,
     Columbia Generating Project,
     Ser A, RB
     5.500%, 07/01/15                                  2,000              2,259
   Washington State, Energy Northwest,
     Columbia Station Project, Ser A, RB
     5.000%, 07/01/20                                  5,000              5,603

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   Washington State, Public Power
     Supply Systems Authority, Nuclear
     Project No. 2, Ser A, RB
     Callable 07/01/08 @ 102
     5.000%, 07/01/12                            $     3,000        $     3,120
   Washington State, Public Power
     Supply Systems Authority,
     Ser B, RB
     7.250%, 07/01/09                                    120                126
   Washington State, Public Power
     Supply Systems Authority,
     Ser B, RB (D)
     7.250%, 07/01/09                                  1,500              1,578
   Washington State, Ser B &
     Ser AT-7, GO
     6.250%, 06/01/10                                  4,550              4,947
   Washington State, Tobacco Settlement
     Authority, RB,
     Callable 06/01/13 @ 100
     6.500%, 06/01/26                                  7,530              8,324
   Washington State, Tobacco Settlement
     Financing, RB
     6.250%, 06/01/11                                  4,000              4,341
                                                                    -----------
                                                                         33,952
                                                                    -----------
WISCONSIN -- 0.2%
   Badger, Tobacco Asset
     Securitization, RB
     Callable 06/01/12 @ 100
     6.125%, 06/01/27                                    455                487
   Wisconsin State, Housing & Economic
     Development Authority, Ser E, RB
     Callable 07/01/10 @ 100
     5.750%, 09/01/27                                  1,320              1,320
                                                                    -----------
                                                                          1,807
                                                                    -----------
WYOMING -- 0.2%
   Teton County, Hospital Authority,
     RB, ACA Insured
     Callable 12/01/08 @ 101
     5.800%, 12/01/17                                  1,950              2,026
                                                                    -----------
Total Municipal Bonds
   (Cost $1,023,979) ($ Thousands)                                    1,044,314
                                                                    -----------
TAX EXEMPT CORPORATE BOND -- 0.6%
CALIFORNIA -- 0.6%
   San Manuel Entertainment
     Callable 12/01/13 @ 102 (H)
     4.500%, 12/01/16                                  6,000              6,092
                                                                    -----------
Total Tax Exempt Corporate Bond
   (Cost $5,956) ($ Thousands)                                            6,092
                                                                    -----------


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Intermediate-Term Municipal Fund
November 30, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                          Shares        ($ Thousands)
--------------------------------------------------------------------------------
CASH EQUIVALENT -- 0.0%
     SEI Tax Exempt Trust, Institutional
     Tax Free Fund,
     Cl A, 2.99% +
     (Cost $137) ($ Thousands)                       137,378        $       137
                                                                    -----------
Total Investments -- 97.8%
   (Cost $1,030,072) ($ Thousands) ++                               $ 1,050,543
                                                                    ===========

Percentages are based on Net Assets of $1,074,424 ($ Thousands).

+     The rate shown is the 7-day effective yield as of November 30, 2006.

++ At November 30, 2006, the tax basis cost of the Fund's investments was $1,029,793 ($ Thousands), and the unrealized appreciation and depreciation were $22,272 ($ Thousands) and $1,522 ($ Thousands), respectively.

(A) Floating Rate Security - The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2006. The demand and interest rate reset features give this security a shorter effective maturity date.

(B) Securities are held in conjunction with a letter of credit from a major bank or financial institution.

(C)   Pre-Refunded Security - The maturity date shown is the pre-refunded date.

(D)   Security is escrowed to maturity.

(E)   Securities are collateralized under an agreement from FHA/FHLMC/FNMA/GNMA.

(F) Zero Coupon Bond - The rate shown is the effective yield at the time of purchase.

(G) Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on November 30, 2006. The coupon on a step bond changes on a specified date.

(H) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2006, the value of this security amounted to $6,092 ($ Thousands), representing 0.6% of the net assets of the Fund.

ACA   American Capital Access
AMBAC American Municipal Bond Assurance Company
Cl    Class
COP   Certificate of Participation
FGIC  Financial Guaranty Insurance Company
FHA   Federal Housing Agency
FHLMC Federal Home Loan Mortgage Corporation
FNMA  Federal National Mortgage Association
FSA   Financial Security Assistance
GAN   Grant Anticipation Note
GNMA  Government National Mortgage Association
GO    General Obligation
MBIA  Municipal Bond Insurance Association
RB    Revenue Bond
Ser   Series
TA    Tax Allocation
XLCA  XL Capital Assurance

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Short Duration Municipal Fund
November 30, 2006

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

MUNICIPAL BONDS -- 99.4%
ARIZONA -- 1.1%
   Maricopa County, Industrial
     Development Authority, Horizon
     Community Learning Center Project,
     RB, ACA Insured
     Pre-Refunded @ 102 (C)
     6.375%, 06/01/07                            $     1,000        $     1,033
   Maricopa County, Sun City Hospital
     Authority, Ser A, RB (D)
     7.875%, 01/01/07                                    250                251
   Phoenix Arizona, Civic Improvement
     Authority, Senior Lien, Ser B, RB
     5.000%, 07/01/07                                  1,000              1,008
                                                                    -----------
                                                                          2,292
                                                                    -----------
ARKANSAS -- 0.5%
   Arkansas State,  Development Finance
     Authority, Revolving Loan Funding
     Project, Ser A, RB
     4.000%, 06/01/08                                  1,000              1,005
                                                                    -----------
CALIFORNIA -- 0.6%
   California State, Communities
     Development Authority, Multi-
     Family Housing Project, RB
     Pre-Refunded @ 103 (C)
     7.250%, 12/01/09                                  1,000              1,121
                                                                    -----------
CONNECTICUT -- 1.3%
   Connecticut State, Ser D, GO
     Pre-Refunded @ 100 (C)
     5.375%, 11/15/12                                  2,325              2,557
                                                                    -----------
FLORIDA -- 0.7%
   Martin County, Pollution Control
     Authority, Power & Light
     Project, RB
     Callable 12/05/06 @ 100 (A)
     3.630%, 07/15/22                                    100                100
   Volusia County, Educational Facility
     Authority, Embry-Riddle Project,
     RB, Radian Insured
     4.500%, 10/15/07                                  1,220              1,228
                                                                    -----------
                                                                          1,328
                                                                    -----------
GEORGIA -- 1.1%
   Fulton County, Residential Care
     Authority, Lenbrook Square
     Foundation Project, RB (A) (B)
     3.700%, 01/01/18                                    200                200
   Marietta, Housing Authority,
     Essential Function Project, RB
     Callable 02/01/07 @ 103 (A) (B)
     3.950%, 02/01/19                                  2,000              2,013
                                                                    -----------
                                                                          2,213
                                                                    -----------
ILLINOIS -- 4.9%
   Chicago, Ser A, GO, MBIA
     5.250%, 01/01/08                                  1,365              1,377
   Chicago, Transit Authority, Federal
     Transit Administration, Sector
     5307, RB, AMBAC
     4.000%, 06/01/09                                  2,265              2,287

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   Illinois State, 1st Ser, GO
     5.500%, 08/01/07                            $       200        $       203
   Illinois State, Health Facilities
     Authority, Memorial Health Systems
     Project, RB (A) (B)
     3.700%, 10/01/22                                    800                800
   Illinois State, Sales Tax Revenue
     Authority, RB
     5.000%, 06/15/08                                  1,000              1,022
   Lombard County, Installment Contract
     Certificates, GO, MBIA
     4.750%, 07/01/07                                    200                201
   McLean County, Public Building
     Commission, Capital Appreciation
     Public Building Project,
     RB, MBIA (E)
     4.200%, 11/01/10                                  1,550              1,344
   Quad Cities, Regional Economic
     Development Authority, Two Rivers
     YMCA Project, RB
     Callable 12/05/06 @ 100 (A) (B)
     3.700%, 12/01/31                                    300                300
   Winnebago County, School District
     No 122, GO, FGIC
     6.550%, 06/01/12                                  2,000              2,291
                                                                    -----------
                                                                          9,825
                                                                    -----------
INDIANA -- 6.4%
   Anderson, Industrial Redevelopment
     Distribution Tax, BAN
     Callable 10/04/07 @ 100 (A)
     4.375%, 10/04/08                                  3,700              3,712
   Hamilton County, BAN
     Callable 01/23/07 @ 100
     4.250%, 07/10/08                                  3,650              3,651
   Hamilton, Southeastern Consolidated
     School Building, First Mortgage,
     RB, FSA
     3.000%, 01/15/07                                  1,060              1,059
   North Adams, Community Schools,
     Temporary Loan Warrants
     4.000%, 12/29/06                                  2,500              2,500
   Porter County, Hospital Association,
     Hospital Project, RB
     Pre-Refunded @ 102 (C)
     5.700%, 12/01/07                                  1,000              1,041
   Zionsville County, BAN
     Callable 12/13/06 @ 100
     3.300%, 01/01/07                                  1,000                999
                                                                    -----------
                                                                         12,962
                                                                    -----------
IOWA -- 3.1%
   Coralville, Annual Appropriation
     Project, Ser K 2, GO
     5.000%, 06/01/07                                  1,200              1,209
   Grinnell, Hospital Authority,
     Grinnell Regional Medical Center
     Project, RB
     Callable 12/05/06 @ 100 (A) (B)
     3.700%, 12/01/21                                    100                100
   Iowa State, Higher Education Loan
     Authority, Private College
     Facilities, Wartburg Project,
     RB (A) (B)
     3.700%, 03/01/30                                    500                500


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Short Duration Municipal Fund
November 30, 2006

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   Waterloo, Community School
     District, RAN
     4.750%, 06/01/09                            $     4,300        $     4,399
                                                                    -----------
                                                                          6,208
                                                                    -----------
KANSAS -- 6.2%
   Gardner, Temporary Notes,
     Ser B, GO
     Callable 01/05/07 @ 100
     4.200%, 06/01/08                                  2,000              2,005
   Junction City, Temporary Notes,
     Ser C, GO
     5.000%, 08/01/07                                  1,815              1,832
   Junction City, Temporary Notes,
     Ser E, GO
     5.000%, 12/01/07                                  2,200              2,222
   Kansas State, Department of
     Transportation Highway Authority,
     Ser A, RB (D)
     7.250%, 09/01/08                                  1,410              1,499
   Kansas State, University of Kansas
     Hospital Authority, Refunding &
     Improvement Project, RB
     5.000%, 09/01/09                                    580                599
     5.000%, 09/01/10                                    750                781
   Prairie Village, Multi-Family
     Housing Authority, Corinth Place
     Apartments Project, RB (A)
     3.500%, 11/01/30                                  1,850              1,850
   Wyandotte County, Government
     Facilities Project, Temporary
     Notes, Ser I, GO
     3.730%, 04/01/07                                  1,700              1,699
                                                                    -----------
                                                                         12,487
                                                                    -----------
KENTUCKY -- 1.8%
   Lexington-Fayette Urban County,
     Government Housing Authority,
     Richmond Place Project,
     RB (A) (B)
     3.750%, 04/01/15                                  1,630              1,630
   Newport, BAN
     Callable 10//10/06 @ 100
     3.550%, 12/01/06                                  2,000              2,000
                                                                    -----------
                                                                          3,630
                                                                    -----------
LOUISIANA -- 1.3%
   Louisiana State, Energy & Power
     Authority, RB, FSA
     5.500%, 01/01/08                                  1,000              1,020
   Louisiana State, Military
     Department, Custody Receipts
     Project, RB
     5.000%, 08/01/10                                    770                798
     5.000%, 08/01/11                                    750                780
                                                                    -----------
                                                                          2,598
                                                                    -----------
MAINE -- 0.5%
   Maine State, GO
     4.000%, 07/15/07                                  1,000              1,003
                                                                    -----------
MASSACHUSETTS -- 5.4%
   Berkshire, Regional Transportation
     Authority, RAN
     4.250%, 09/14/07                                  2,000              2,006

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts Bay, Transportation
     Authority, General Transportation
     System Project, Ser A, RB
     7.000%, 03/01/07                            $     1,500        $     1,512
     7.000%, 03/01/08                                  1,000              1,042
   Massachusetts Bay, Transportation
     Authority, General Transportation
     System Project, Ser B, RB
     Pre-Refunded @ 101 (C)
     5.000%, 03/01/07                                  1,000              1,013
   Massachusetts State, Construction
     Loan, Ser C, GO
     5.000%, 08/01/07                                    965                974
   Massachusetts State, Construction
     Loan, Ser C, GO (D)
     5.000%, 08/01/07                                     35                 36
   Massachusetts State, Development
     Finance Agency, Ser 563, RB (A)
     3.520%, 07/01/35                                  1,260              1,260
   Massachusetts State, School Building
     Authority, Ser A, RB
     5.000%, 08/15/07                                  1,000              1,010
   Massachusetts State, Ser A, GO
     5.250%, 01/01/08                                  2,000              2,036
                                                                    -----------
                                                                         10,889
                                                                    -----------
MICHIGAN -- 4.9%
   Hudsonville, Public Schools,
     GO, FGIC
     Pre-Refunded @ 100 (C)
     5.150%, 05/01/08                                  1,710              1,749
   Michigan State, Building Authority,
     Facilities Program, Ser I, RB, FSA
     5.000%, 10/15/07                                  1,000              1,012
   Michigan State, Environmental
     Program, Ser A, GO
     5.000%, 05/01/08                                  2,200              2,243
   Michigan State, Housing Development
     Authority, Courtyards of Taylor
     Project, Ser A, RB (A) (F)
     3.500%, 08/15/32                                    400                400
   Michigan State, New Center
     Development Project,
     COP, MBIA (D)
     5.500%, 09/01/07                                  1,660              1,683
   Michigan State, Public Power Agency,
     Campbell Project,
     Ser A, RB, AMBAC
     5.500%, 01/01/07                                  1,670              1,672
   Michigan State, South Central Power
     Agency, RB, AMBAC
     5.000%, 11/01/10                                  1,020              1,075
                                                                    -----------
                                                                          9,834
                                                                    -----------
MINNESOTA -- 2.2%
   Brooklyn, Center Development
     Authority, Brookdale Office Park
     Project, RB (A) (B)
     3.700%, 12/01/14                                    200                200
   Mankato, Bethany Lutheran College
     Project, Ser B, RB (A) (B)
     3.700%, 11/01/15                                    100                100


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Short Duration Municipal Fund
November 30, 2006

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   Northern Minnesota, Municipal Power
     Agency, Electricity Systems
     Project, RB, FSA
     5.500%, 01/01/08                            $     1,250        $     1,276
   St. Louis County, Independent School
     District No 214, Ser A, GO
     4.625%, 09/24/07                                  2,900              2,919
                                                                    -----------
                                                                          4,495
                                                                    -----------
MISSISSIPPI -- 0.6%
   Mississippi State, University
     Educational Building Authority,
     Residence Hall & Campus
     Improvement Project, RB, MBIA
     5.000%, 08/01/08                                  1,245              1,274
                                                                    -----------
MISSOURI -- 1.7%
   Missouri State, Environmental
     Improvement & Energy Authority,
     State Revolving Funding Program
     Project, Ser E, RB
     6.000%, 01/01/07                                  1,000              1,002
   Missouri State, Health & Educational
     Facilities Authority, Bethesda
     Health Group Project, Ser A,
     RB (A) (B)
     3.700%, 08/01/31                                    200                200
   Missouri State, Health & Educational
     Facilities Authority, St. Louis
     University Project, RB (A)
     3.680%, 07/01/32                                    375                375
   Missouri State, Regional Convention
     & Sports Facilities Authority,
     Convention & Sports Facility
     Project, Ser A-1, RB
     5.000%, 08/15/07                                  1,925              1,944
                                                                    -----------
                                                                          3,521
                                                                    -----------
NEVADA -- 1.1%
   Clark County, GO
     Pre-Refunded @ 101 (C)
     5.375%, 12/01/06                                  2,240              2,262
                                                                    -----------
NEW JERSEY -- 5.6%
   Hudson County, COP, MBIA
     6.000%, 06/01/08                                  1,360              1,407
   New Jersey State, Educational
     Facilities Authority, Higher
     Education Trust Fund Project,
     Sub-Ser A-1, RB
     5.000%, 09/01/07                                  2,500              2,526
   New Jersey State, Equipment Lease
     Purchase, Ser A, COP
     5.000%, 06/15/08                                  1,750              1,786
   New Jersey State, Turnpike
     Authority, Ser C, RB (D)
     6.500%, 01/01/08                                  4,400              4,539
   Spring Lake Borough, BAN
     4.500%, 04/19/07                                  1,000              1,003
                                                                    -----------
                                                                         11,261
                                                                    -----------
NEW MEXICO -- 0.7%
   Farmington, Utility Systems
     Authority, RB, AMBAC (D)
     9.875%, 01/01/08                                    370                379

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   New Mexico, Mortgage Finance
     Authority, RB (D) (F)
     6.000%, 07/01/10                            $     1,045        $     1,132
                                                                    -----------
                                                                          1,511
                                                                    -----------
NEW YORK -- 3.1%
   Amherst, Industrial Development
     Civic Facilities, University &
     College Improvements Project, RB
     Pre-Refunded @ 102 (C)
     6.125%, 10/01/11                                  3,100              3,474
   New York State, Urban Development
     Corporate Revenue Authority, State
     Personal Income Tax Project,
     Ser A-4, RB
     4.000%, 03/15/07                                  1,500              1,502
   Suffolk County, Industrial
     Development Agency, Jefferson's
     Ferry Project, Ser A, RB
     Pre-Refunded @ 102 (C)
     7.200%, 11/01/09                                  1,200              1,324
                                                                    -----------
                                                                          6,300
                                                                    -----------
NORTH CAROLINA -- 2.0%
   North Carolina State, GO
     5.000%, 03/01/08                                  1,500              1,527
   North Carolina State, Municipal
     Power Agency, Ser A,
     RB, AMBAC
     4.000%, 01/01/09                                  2,540              2,558
                                                                    -----------
                                                                          4,085
                                                                    -----------
OHIO -- 7.7%
   Cincinnati, School Computer
     Technology Project, GO, FSA
     5.000%, 12/01/07                                  1,225              1,242
   Deerfield Township, BAN
     3.750%, 11/29/07                                  1,100              1,100
   Edison Community College, BAN
     4.150%, 04/27/07                                  1,000              1,001
   Greene County, Water Systems Revenue
     Authority, Ser A, RB, FGIC
     Pre-Refunded @ 102 (C)
     6.125%, 12/01/07                                  1,000              1,045
   Licking County, School Facilities
     Construction, BAN
     4.500%, 09/12/07                                  1,100              1,106
   Monroe, BAN
     4.500%, 03/15/07                                  1,000              1,002
   Ohio State, American Municipal
     Power, Bowling Green College
     Project, BAN
     3.700%, 11/29/07                                  1,640              1,640
   Ohio State, American Municipal
     Power, Hubbard Project, BAN
     3.500%, 12/13/06                                    945                945
   Ohio State, American Municipal
     Power, Newton Falls Project, BAN
     4.250%, 06/29/07                                  1,425              1,428
   Ohio State, Building Authority,
     Administration Building Funding
     Project, Ser B, RB
     5.125%, 10/01/07                                  1,000              1,013


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Short Duration Municipal Fund
November 30, 2006

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   Ohio State, GO
     6.650%, 09/01/09                            $     2,560        $     2,682
   Ohio State, Major New State
     Infrastructure, Ser 2005-1,
     RB, MBIA
     4.000%, 12/15/08                                  1,370              1,383
                                                                    -----------
                                                                         15,587
                                                                    -----------
OKLAHOMA -- 2.4%
   Oklahoma State, Industries
     Authority, Health Systems Project,
     Ser A, RB, MBIA
     Pre-Refunded @ 101 (C)
     5.750%, 08/15/09                                  2,110              2,245
   Tulsa County, Independent School
     District No. 5, Building
     Project, GO
     4.000%, 06/01/08                                  1,285              1,294
   Tulsa County, Industrial Authority,
     Owasso Public Schools
     Project, RB
     5.000%, 09/01/10                                  1,200              1,263
                                                                    -----------
                                                                          4,802
                                                                    -----------
OREGON -- 0.5%
   Portland, Community College
     District, GO, FSA
     3.500%, 06/15/08                                  1,000              1,000
                                                                    -----------
PENNSYLVANIA -- 2.0%
   Allegheny County, Port Authority,
     Sub Lien-Transportation,
     RB, MBIA
     5.500%, 06/01/08                                  1,265              1,302
   Langhorne Manor Borough, Higher
     Education Facilities, Wesley
     Enhanced Living, Ser A,
     RB, Radian Insured
     Callable 12/05/06 @ 100 (A)
     3.670%, 10/01/32                                    130                130
   Pine Grove, Joint Treatment
     Authority, BAN
     Callable 02/01/07 @ 100
     4.000%, 08/01/07                                  2,000              2,001
   Pittsburgh & Allegheny Counties,
     Sports & Exhibition Authority,
     Auditorium Project, Ser A,
     GO, FSA
     4.000%, 12/15/07                                    700                703
                                                                    -----------
                                                                          4,136
                                                                    -----------
RHODE ISLAND -- 2.8%
   Rhode Island, Board Authority,
     Ser A, RB, AMBAC
     5.000%, 10/01/07                                  1,000               1,012
   Rhode Island, Economic
     Development Authority,
     Department of Transportation
     Project, Ser A, GAN
     5.000%, 06/15/09                                  3,300               3,412

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   Rhode Island, Housing & Mortgage
     Financing Authority, Homeownership
     Opportunity Notes, Ser C, RB
     4.000%, 12/06/07                            $     1,330        $     1,335
                                                                    -----------
                                                                          5,759
                                                                    -----------
SOUTH CAROLINA -- 2.4%
   Beaufort County, School District,
     Ser C, GO
     5.000%, 04/01/08                                  2,175              2,217
   South Carolina State, Public Service
     Authority, Ser A, GO, FSA
     5.000%, 01/01/09                                  1,675              1,724
   Three Rivers, Solid Waste
     Authority, RAN
     4.750%, 06/01/07                                    945                950
                                                                    -----------
                                                                          4,891
                                                                    -----------
SOUTH DAKOTA -- 3.0%
   Heartland Consumers Power District,
     RB (D)
     6.000%, 01/01/10                                  5,905              6,124
                                                                    -----------
TENNESSEE -- 5.3%
   GAF, Tax Exempt Bond Grantor Trust,
     RB (A) (B)
     3.950%, 10/01/12                                  1,730              1,730
   Nashville & Davidson County,
     Metropolitan Government,
     Vanderbilt University Project,
     Ser B-1, RB, MBIA
     Callable 04/01/08 @ 100 (A)
     5.000%, 10/01/44                                  1,000              1,019
   Shelby County, Ser B, GO
     5.500%, 08/01/08                                  1,110              1,146
   Tennessee State, Energy Acquisition,
     Ser A, RB (A)
     5.000%, 09/01/09                                  2,000              2,065
   Tennessee State, Energy Acquisition,
     Ser C05, RB
     3.530%, 09/01/26                                  4,700              4,700
                                                                    -----------
                                                                         10,660
                                                                    -----------
TEXAS -- 4.6%
   Conroe, Independent School District, GO
     5.000%, 02/15/09                                  1,970              2,030
   Cypress-Fairbanks, Independent
     School District, GO
     Pre-Refunded @ 100 (C)
     6.750%, 02/15/08                                  1,000              1,038
   Fort Bend County, Industrial
     Development Authority,
     Frito Lay Project, RB
     Callable 10/01/08 @ 100
     3.500%, 10/01/11                                    900                897
   Lewisville, Independent School
     District, Capital Appreciation
     Project, GO (E)
     4.070%, 08/15/11                                  1,000                841
   Prosper, Independent School
     District, Capital Appreciation,
     School Building Project, GO (E)
     4.000%, 08/15/11                                  1,130                947


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Short Duration Municipal Fund
November 30, 2006

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   San Antonio, GO
     5.000%, 08/01/07                            $     1,500        $     1,514
   Tarrant County, College District, GO
     4.500%, 02/15/08                                  1,010              1,022
   Texas State, Transportation
     Commission Authority, Mobility
     Funding Project, Ser A, GO
     5.000%, 04/01/08                                  1,000              1,019
                                                                    -----------
                                                                          9,308
                                                                    -----------
VIRGINIA -- 2.3%
   Big Stone Gap, Redevelopment &
     Housing Authority, RB
     5.000%, 09/01/08                                  1,595              1,636
   Rappahannock, Regional Jail
     Authority, GAN
     Callable 12/01/08 @ 100
     4.250%, 12/01/09                                  1,000              1,012
   Virginia State, Public Building
     Authority, Ser C, RB
     5.000%, 08/01/08                                  2,000              2,047
                                                                    -----------
                                                                          4,695
                                                                    -----------
WASHINGTON -- 5.6%
   Energy Northwest, Electric Power
     Authority, Project 3, Ser A, RB
     5.000%, 07/01/08                                  2,100              2,146
   Energy Northwest, Wind Power
     Authority, Ser B, RB
     Pre-Refunded @ 103 (C)
     6.000%, 01/01/07                                  1,500              1,547
   King County, School District No.
     414, Lake Washington Project,
     Ser B, GO, FGIC
     3.000%, 06/01/07                                  1,000                996
   King County, School District No. 415,
     Ser C, GO
     6.300%, 12/01/08                                  1,000              1,027
   Pierce County, School District No. 10,
     Ser B, GO
     5.000%, 06/01/07                                  2,200              2,216
   Washington State, Motor Vehicle Fuel
     Tax Project, Ser B, GO, FSA
     4.500%, 07/01/07                                  2,000              2,011
   Washington State, Ser A, GO, FSA
     6.250%, 02/01/11                                  1,400              1,477
                                                                    -----------
                                                                         11,420
                                                                    -----------
WISCONSIN -- 4.0%
   Ledgeview, Sanitation District
     No. 002, BAN
     Callable 03/01/08 @ 100
     4.750%, 03/01/09                                  2,650              2,679
   Marquette County, RB
     Callable 08/01/09 @ 100
     4.500%, 08/01/10                                  2,630              2,693
   Wisconsin State, Health &
     Educational Facilities Authority,
     Beloit Memorial Hospital Project,
     RB, Radian Insured (A)
     3.700%, 04/01/36                                    300                300
   Wisconsin State, Ser D, GO, FSA
     4.000%, 05/01/07                                  2,110              2,114

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                 ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Wisconsin State, Transportation
     Authority, Ser A, RB
     5.000%, 07/01/07                            $       200        $       202
                                                                    -----------
                                                                          7,988
                                                                    -----------
Total Municipal Bonds
   (Cost $201,158) ($ Thousands)                                        201,031
                                                                    -----------

CASH EQUIVALENT -- 0.0%
     SEI Tax Exempt Trust,
     Institutional Tax Free Fund,
     Cl A, 2.99% +
     (Cost 10) ($ Thousands)                           9,673                 10
                                                                    -----------

Total Investments -- 99.4%
   (Cost $201,168) ($ Thousands) ++                                 $   201,041
                                                                    ===========

Percentages are based on Net Assets of $202,207 ($ Thousands).

+      The rate shown is the 7-day effective yield as of November 30, 2006.

++ At November 30, 2006, the tax basis cost of the Fund's investments was $201,120 ($ Thousands), and the unrealized appreciation and depreciation were $369 ($ Thousands) and $448 ($ Thousands), respectively.

(A) Floating Rate Security - The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2006. The demand and interest rate reset features give this security a shorter effective maturity date.

(B) Securities are held in conjunction with a letter of credit from a major bank or financial institution.

(C)    Pre-Refunded Security - The maturity date shown is the pre-refunded date.

(D)    Security is escrowed to maturity.

(E) Zero Coupon Bond - The rate shown is the effective yield at the time of purchase.

(F)    Securities are collateralized under an agreement from FHA/FNMA.

ACA    American Capital Access
AMBAC  American Municipal Bond Assurance Company
BAN    Bond Anticipation Note
Cl     Class
COP    Certificate of Participation
FGIC   Financial Guaranty Insurance Company
FHA    Federal Housing Agency
FNMA   Federal National Mortgage Association
FSA    Financial Security Assistance
GAN    Grant Anticipation Note
GO     General Obligation
MBIA   Municipal Bond Insurance Company
Radian Radian Asset Assurance
RAN    Revenue Anticipation Note
RB     Revenue Bond
Ser    Series

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Pennsylvania Municipal Bond Fund
November 30, 2006

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 98.7%
PENNSYLVANIA -- 88.6%
   Allegheny County, GO (C)
     6.000%, 09/01/07                            $        85        $        87
   Allegheny County, Higher Education
     Building Authority, Chatham
     College, Ser A, RB
     Callable 03/01/12 @ 100
     5.850%, 03/01/22                                    665                714
   Allegheny County, Higher Education
     Building Authority, Chatham
     College, Ser A,
     RB, Radian Insured
     Callable 09/01/08 @ 102
     5.125%, 09/01/13                                  2,160              2,246
   Allegheny County, Hospital
     Development Authority, Harmarville
     Rehabilitation Center, RB (C)
     6.000%, 10/01/08                                    185                188
   Allegheny County, Hospital
     Development Authority, Montefiore
     Hospital, RB (C)
     6.875%, 07/01/09                                    305                317
   Allegheny County, Hospital
     Development Authority, University
     of Pittsburgh Medical Center,
     Ser B, RB
     5.250%, 06/15/15                                  1,000              1,097
   Allegheny County, Housing Finance
     Agency, Single-Family Mortgage,
     Ser CC-1, RB
     Callable 11/01/08 @ 102 (D)
     5.200%, 05/01/17                                    900                926
   Allegheny County, Industrial
     Development Authority, Duquesne
     Light Project, RB, AMBAC
     4.350%, 12/01/13                                  1,500              1,574
   Allegheny County, Ser C-56, GO, FSA
     5.000%, 10/01/15                                  1,000              1,104
   Allentown, Area Hospital Authority,
     Sacred Heart Hospital Project,
     RB (C)
     8.000%, 03/01/09                                    135                142
   Bensalem Township, Water & Sewer
     Authority, RB (C)
     6.750%, 12/01/14                                    125                136
   Berks County, GO, AMBAC
     5.850%, 11/15/18                                  1,000              1,201
   Berks County, Redevelopment
     Multi-Family Housing Authority,
     Woodgate Associates Project,
     Ser A, RB
     Callable 01/05/07 @ 101 (D)
     4.700%, 01/01/09                                    180                181
   Blair County, Hospital Authority,
     RB (C)
     6.900%, 07/01/08                                    140                145
   Bucks County, Water & Sewer
     Authority, RB (C)
     6.375%, 12/01/08                                     60                 61

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   Cambria County, Hospital Development
     Authority, Conemaugh Valley
     Memorial Hospital, RB (C)
     7.625%, 09/01/11                            $       174        $       190
   Central Bucks County, School
     District, GO, MBIA
     5.000%, 05/15/13                                  2,500              2,707
   Central Dauphin County, School
     District, GO, MBIA
     Pre-Refunded @ 100 (A)
     6.000%, 02/01/16                                  1,900              2,248
   Chartiers Valley, Joint School
     District, RB (C)
     6.150%, 03/01/07                                     65                 65
   Chester County, Health & Educational
     Facilities Authority, Immaculata
     College, RB
     Callable 01/05/07 @ 100
     5.250%, 10/15/10                                    345                345
   Chester County, Health & Educational
     Facilities Authority, The Devereux
     Foundation, RB, Radian Insured
     Callable 11/01/12 @ 100
     4.400%, 11/01/15                                    100                103
     4.300%, 11/01/14                                    100                102
   Creswell Heights, Joint Water
     Authority, RB (C)
     7.375%, 03/01/07                                     15                 15
   Cumberland County, Municipal
     Authority, Presbyterian Homes
     Project, Ser A,
     RB, Radian Insured
     Callable 12/01/12 @ 100
     4.750%, 12/01/19                                  3,170              3,273
   Delaware County, Healthcare
     Authority, Mercy Health Project,
     Ser A, RB (C)
     5.125%, 11/15/12                                    115                116
   Delaware River, Toll Bridge
     Commission, RB
     5.250%, 07/01/13                                  1,475              1,608
   Delaware River, Port Authority of
     Pennsylvania & New Jersey,
     Delaware Bridges Project, RB (C)
     6.500%, 01/15/11                                    135                143
   Delaware Valley, Regional Finance
     Authority, RB
     5.500%, 07/01/12                                  1,300              1,418
   Derry Township, Sanitation Sewer
     Authority, RB (C)
     6.250%, 08/01/12                                     30                 32
   Dover Township, Sewer Authority, RB (C)
     6.250%, 05/01/12                                     35                 37
   Erie County, Hospital Authority,
     Erie County Geriatric, RB (C)
     6.250%, 07/01/11                                    110                116
   Erie, Higher Education Building
     Authority, Gannon University,
     RB, AMBAC (C)
     7.375%, 06/01/08                                     30                 31
   Erie, Higher Education Building
     Authority, Mercyhurst College, RB
     Callable 09/15/07 @ 100
     5.700%, 03/15/11                                     85                 86
     5.650%, 03/15/10                                    180                182


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Pennsylvania Municipal Bond Fund
November 30, 2006

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   Erie, Higher Education Building
     Authority, Mercyhurst College,
     Ser A, RB
     Callable 03/15/15 @ 100
     4.750%, 03/15/20                            $     1,500        $     1,517
   Fayette County, Hospital Authority,
     Uniontown Hospital, RB,
     Callable 01/05/07 @ 102
     5.750%, 06/15/15                                  1,000              1,020
   Great Valley School District,
     Chester County, GO, FSA
     5.000%, 02/15/15                                  1,500              1,647
     5.000%, 02/15/16                                  1,000              1,105
   Greenwood, School District
     Authority, GO, MBIA (C)
     6.750%, 09/01/08                                     20                 21
   Hampton Township, Sanitation Sewer
     Authority, RB (C)
     6.500%, 09/01/10                                     85                 94
   Hickory Township, Municipal
     Authority, RB (C)
     6.250%, 02/01/14                                    340                365
   Horsham Township, Sewer Authority,
     RB, MBIA (C)
     6.700%, 01/01/11                                     15                 16
   Kennett, Consolidated School
     District, GO, MBIA
     5.000%, 02/15/15                                    505                554
   Lancaster, Area Sewer Authority, RB (C)
     6.750%, 04/01/12                                     10                 11
     6.000%, 04/01/12                                    270                286
   Lancaster, Parking Authority, RB (C)
     5.750%, 01/01/12                                     45                 47
   Lancaster, Solid Waste Management
     Authority, Ser B, RB, AMBAC
     Pre-Refunded @ 101 (A)
     5.375%, 12/15/08                                  1,700              1,778
   Langhorne, Higher Education
     Authority, Woods Services,
     RB, Radian Insured
     Callable 11/15/11 @ 100
     4.950%, 11/15/16                                  2,485              2,590
     4.650%, 11/15/13                                    850                878
   Lower Pottsgrove Township, Sewer
     Authority, RB (C)
     6.250%, 05/01/12                                     80                 85
   Luzerne County, Ser C, GO, FGIC
     5.250%, 12/15/15                                  1,000              1,125
   McKeesport, Area School District,
     Ser C, GO (C)
     5.000%, 04/01/13                                    415                429
   Meadville, Area Water Authority, RB, FSA
     5.125%, 07/01/14                                    435                480
   Mifflin County, Hospital Authority,
     RB, Radian Insured
     Callable 01/01/11 @ 101
     5.500%, 07/01/12                                  1,375              1,458
   Monroe County, Hospital Authority,
     Pocono Medical Center Project, RB,
     Radian Insured
     Callable 01/01/12 @ 100
     5.500%, 01/01/22                                  1,000              1,070

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   Montgomery County, Higher Education
     & Health Authority, Arcadia
     University, RB, Radian Insured
     5.000%, 04/01/15                            $       500        $       538
   Montgomery County, Higher Education
     & Health Authority, Dickinson
     College, Ser FF1, RB, CIFG
     5.000%, 05/01/16                                  1,140              1,262
   Montgomery County, Industrial
     Development Authority, Resource
     Recreation-Montenay Project,
     Ser A, RB, MBIA
     5.250%, 11/01/14                                  1,000              1,116
   Neshaminy, Water Reserve Authority,
     RB (C)
     5.750%, 03/01/11                                     20                 21
   Northampton County, Higher Education
     Building Authority, Moravian
     College, RB, Radian Insured
     Callable 07/01/09 @ 100
     5.125%, 07/01/19                                    470                484
   Northampton County, Industrial
     Development Authority, Moravian
     Hall Square Project,
 RB, Radian Insured
     Callable 01/01/13 @ 100
     5.500%, 07/01/15                                    995              1,074
   Northampton County, Industrial
     Development Authority, Moravian
     Hall Square Project, Ser B,
     RB, Radian Insured
     Callable 01/05/07 @ 100
     5.350%, 07/01/10                                    100                100
   Northampton County, Municipal Water
     Authority, RB (C)
     6.750%, 11/01/13                                     30                 33
   Pennsylvania State, Economic
     Development Financing Authority,
     Colver Project, Ser F, RB, AMBAC
     5.000%, 12/01/14                                  2,000              2,155
   Pennsylvania State, Economic
     Development Financing Authority,
     Dr. Gertrude A. Barber Center
     Project, RB, Radian Insured
     Callable 12/01/10 @ 100
     5.625%, 12/01/15                                    885                945
   Pennsylvania State, Economic
     Development Financing Authority,
     York Water Project,
     Ser A, RB, XLCA
     Callable 04/01/14 @ 100
     5.000%, 04/01/16                                  1,450              1,546
   Pennsylvania State, Higher Education
     Facilities Authority, Allegheny
     Delaware Valley Obligation
     Project, Ser A, RB, MBIA
     5.600%, 11/15/09                                    250                260
     5.600%, 11/15/10                                  2,000              2,101
     5.500%, 11/15/08                                    190                194


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Pennsylvania Municipal Bond Fund
November 30, 2006

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   Pennsylvania State, Higher Education
     Facilities Authority, Allegheny
     Delaware Valley Obligation
     Project, Ser A, RB, MBIA
     Callable 01/05/07 @ 102
     5.875%, 11/15/16                            $        25        $        26
   Pennsylvania State, Higher Education
     Facilities Authority, Allegheny
     Delaware Valley Obligation
     Project, Ser C, RB, MBIA
     Callable 01/05/07 @ 102
     5.875%, 11/15/18                                  3,200              3,269
     5.700%, 11/15/10                                     50                 51
     5.400%, 11/15/07                                     50                 51
   Pennsylvania State, Higher Education
     Facilities Authority, College &
     University, Ser 10, RB (C)
     6.900%, 07/01/07                                     30                 31
   Pennsylvania State, Higher Education
     Facilities Authority, Drexel
     University, RB
     Callable 11/01/12 @ 100
     5.500%, 05/01/13                                  2,750              2,989
   Pennsylvania State, Higher Education
     Facilities Authority, Philadelphia
     University, RB, Radian Insured
     Callable 06/01/10 @ 100
     5.750%, 06/01/15                                    660                703
   Pennsylvania State, Higher Education
     Facilities Authority, UPMC Health
     System Project, Ser A, RB
     5.125%, 01/15/11                                    500                529
   Pennsylvania State, Higher Education
     Facilities Authority, University
     of Pennsylvania Health Project,
     Ser A, RB, AMBAC
     5.000%, 08/15/14                                  1,000              1,093
   Pennsylvania State, Higher Education
     Facilities Authority, University
     of Pennsylvania Health Project,
     Ser A, RB, MBIA
     Callable 07/01/08 @ 100
     5.375%, 01/01/14                                  2,000              2,055
   Pennsylvania State, Higher Education
     Facilities Authority, University
     of the Arts, RB, Radian Insured
     Callable 03/15/10 @ 100
     5.500%, 03/15/13                                  1,025              1,080
   Pennsylvania State, Higher Education
     Facilities Authority, Widener
     University, RB
     Callable 07/15/13 @ 100
     5.000%, 07/15/20                                  1,000              1,045
   Pennsylvania State, Housing Finance
     Agency, RB (C)
     7.750%, 12/01/07                                     45                 46

--------------------------------------------------------------------------------
                                              Face Amount       Market Value
Description                                  ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   Pennsylvania State,
     Intergovernmental Authority,
     Philadelphia Funding Project,
     Special Tax, FGIC
     Callable 06/15/09 @ 100
     5.250%, 06/15/15                            $     3,100        $     3,226
   Pennsylvania State,
     Second Ser, GO
     5.500%, 01/01/13                                  1,000              1,104
   Philadelphia, Gas Works Authority,
     12th Ser B, RB, MBIA (C)
     7.000%, 05/15/20                                  1,700              2,049
   Philadelphia, Hospital & Higher
     Education Facilities Authority,
     Frankford Hospital Project, RB (C)
     5.750%, 01/01/19                                    910                912
   Philadelphia, Hospital & Higher
     Education Facilities Authority,
     Jefferson Health Systems Project,
     Ser A, RB, AMBAC
     Callable 05/15/08 @ 101
     5.125%, 05/15/18                                  1,000              1,030
   Philadelphia, Industrial Development
     Authority, Elmira Project, Ser A,
     RB (D)
     5.300%, 02/01/22                                  1,065              1,107
   Philadelphia, Parking Authority,
     RB, AMBAC
     Callable 02/01/09 @ 101
     5.250%, 02/01/15                                    225                235
   Philadelphia, Redevelopment
     Authority, Multi-Family Housing
     Authority, Woodstock Project,
     RB, HUD
     Callable 08/01/08 @ 100
     5.450%, 02/01/23                                  1,300              1,321
   Philadelphia, School District,
     Ser B, GO, AMBAC
     5.000%, 04/01/13                                  1,000              1,078
   Pittsburgh, Public Parking
     Authority, Saint Francis General
     Hospital Project, RB (C)
     6.625%, 10/01/12                                     25                 27
   Pittsburgh, Ser A, GO, AMBAC
     5.500%, 09/01/14                                  1,885              2,028
   Pittsburgh, Ser B, GO
     5.250%, 09/01/15                                  1,000              1,114
   Pittsburgh, Urban Redevelopment
     Authority, Home Improvement Loan
     Project, Ser B, RB
     Callable 08/01/08 @ 101
     5.150%, 02/01/17                                    175                178
   Pittsburgh, Urban Redevelopment
     Authority, Ser B, RB
     Callable 10/01/08 @ 101 (D)
     4.700%, 10/01/10                                     90                 92
   Pittsburgh, Urban Redevelopment
     Authority, Triangle Tax Increment,
     Ser A, TA
     Callable 01/05/07 @ 100 (B)
     6.000%, 12/01/11                                  2,740              2,774
   Pittsburgh, Urban Redevelopment
     Authority, Triangle Tax Increment,
     Ser B, TA
     Callable 01/05/07 @ 100 (B)
     6.250%, 03/15/15                                  1,895              1,908


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Pennsylvania Municipal Bond Fund
November 30, 2006

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   Quakertown, Hospital Authority,
     Community Hospital Project,
     RB (C)
     7.125%, 01/01/11                            $        85        $        91
   Reading, School District, GO, FSA
     5.000%, 01/15/15                                  1,175              1,289
   Scranton-Lackawanna, Health &
     Welfare Authority, Moses Taylor
     Hospital, RB (C)
     6.625%, 07/01/09                                    365                380
   Shaler Township, GO
     Pre-Refunded @ 100 (A)
     6.500%, 08/01/07                                     50                 51
   Shaler Township, School District
     Authority, RB (C)
     6.250%, 04/15/08                                     35                 36
   Somerset County, Hospital Authority,
     Somerset Community Hospital
     Project, Ser B, RB, Radian Insured
     Callable 03/01/07 @ 102
     5.300%, 03/01/11                                    635                650
     5.200%, 03/01/10                                    455                466
   South Fayette Township, Sanitation
     Authority, RB (C)
     6.375%, 11/01/12                                    100                108
   South Fork, Municipal Authority,
     Conemaugh Health Systems Project,
     Ser A, RB, MBIA
     Callable 01/01/07 @ 100 (E)
     3.610%, 07/01/28                                    100                100
   South Fork, Municipal Authority,
     Conemaugh Valley Memorial
     Hospital, RB
     5.625%, 07/01/10                                     20                 21
   Southcentral, General Authority,
     Hanover Hospital Project,
     RB, Radian Insured
     Callable 06/01/12 @ 100
     4.900%, 12/01/14                                    545                577
   Susquehanna Township, Sewer
     Authority, RB (C)
     6.000%, 11/15/13                                     70                 75
   University Of Pittsburgh, Capital
     Project, Ser B, RB
     Callable 12/05/06 @ 100 (E)
     3.500%, 09/15/29                                    100                100
   Upper Allen Township, Sewer
     Authority, RB (C)
     5.750%, 04/01/13                                    215                235
   Warwick, School District, GO, FGIC
     5.000%, 02/15/15                                  1,000              1,098
   Westmoreland County, Municipal
     Authority, Special Obligation,
     GO (C)
     9.125%, 07/01/10                                     55                 59
   Willistown Township, Municipal
     Authority, RB (C)
     6.000%, 01/01/15                                     15                 16
   Wrightsville, Municipal Sewer
     Authority, RB (C)
     5.625%, 11/15/08                                     15                 15
   York County, Industrial Development
     Authority, York Water Project, RB
     (E)
     3.750%, 06/01/10                                  1,000                991

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                 ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------------------------
   York Township, Water & Sewer
     Authority, RB (C)
     5.900%, 08/01/13                            $       120        $       136
                                                                    -----------
                                                                         90,986
                                                                    -----------
PUERTO RICO -- 10.1%
   Puerto Rico Commonwealth, Electric
     Power Authority, Ser QQ, RB, XLCA
     5.500%, 07/01/16                                    500                573
   Puerto Rico Commonwealth, Government
     Development Bank Authority, Ser B,
     RB
     5.000%, 12/01/11                                    250                264
   Puerto Rico Commonwealth, Government
     Development Bank, Senior Notes,
     Ser B, RB
     5.000%, 12/01/14                                    650                701
   Puerto Rico Commonwealth, Highway &
     Transportation Authority, Ser AA,
     RB, MBIA
     5.500%, 07/01/18                                  1,100              1,278
     5.500%, 07/01/19                                  1,000              1,170
   Puerto Rico Commonwealth, Highway &
     Transportation Authority, Ser K, RB
     5.000%, 07/01/13                                    480                513
   Puerto Rico Commonwealth, Housing
     Finance Authority, Capital Funding
     Program, RB, HUD
     5.000%, 12/01/13                                    500                541
   Puerto Rico Commonwealth, Public
     Buildings Authority, Government
     Facilities Project, Ser C, RB
     5.500%, 07/01/16                                  1,000              1,125
   Puerto Rico Commonwealth, Public
     Finance Authority, Commonwealth
     Appropriations Project, Ser A, RB
     Callable 02/01/12 @ 100 (E)
     5.750%, 08/01/27                                  1,635              1,777
   Puerto Rico Commonwealth, Public
     Improvement Authority,
     Ser A, GO, MBIA
     5.500%, 07/01/18                                  1,000              1,167
   Puerto Rico Commonwealth, Public
     Improvements Project,
     Ser A, GO, XLCA
     5.500%, 07/01/17                                  1,050              1,212
                                                                    -----------
                                                                         10,321
                                                                    -----------
Total Municipal Bonds
   (Cost $98,515) ($ Thousands)                                         101,307
                                                                    -----------
CASH EQUIVALENT -- 0.1%
     SEI Tax Exempt Trust,
     Institutional Tax Free Fund,
     Cl A, 2.99% +
     (Cost $77) ($ Thousands)                         76,979                 77
                                                                    -----------
Total Investments -- 98.8%
   (Cost $98,592) ($ Thousands) ++                                  $   101,384
                                                                    ===========


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Pennsylvania Municipal Bond Fund
November 30, 2006

Percentages are based on Net Assets of $102,629 ($ Thousands).

+      The rate shown is the 7-day effective yield as of November 30, 2006.

++ At November 30, 2006, the tax basis cost of the Fund's investments was $98,533 ($ Thousands), and the unrealized appreciation and depreciation were $2,948 ($ Thousands) and $97 ($ Thousands), respectively.

(A)    Pre-Refunded Security - The maturity date shown is the pre-refunded date.

(B) Securities are held in conjunction with a letter of credit from a major bank or financial institution.

(C)    Security is escrowed to maturity.

(D)    Securities are collateralized under an agreement from FHA/FNMA/GNMA.

(E) Floating Rate Security - The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2006. The demand and interest rate reset features give this security a shorter effective maturity date.

AMBAC  American Municipal Bond Assurance Company
CIFG   CDC IXIS Financial Guaranty
Cl     Class
FGIC   Financial Guaranty Insurance Company
FHA    Federal Housing Agency
FNMA   Federal National Mortgage Association
FSA    Financial Security Assistance
GNMA   Government National Mortgage Association
GO     General Obligation
HUD    Department of Housing & Urban Development
MBIA   Municipal Bond Insurance Association
Radian Radian Asset Assurance
RB     Revenue Bond
Ser    Series
TA     Tax Allocation
XLCA   XL Capital Assurance

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Massachusetts Municipal Bond Fund
November 30, 2006

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 98.3%
MASSACHUSETTS -- 87.1%
   Ashland, GO, AMBAC
     5.000%, 05/15/15                            $       230        $       253
   Boston, Ser A, GO
     5.000%, 01/01/14                                  1,000              1,090
   Erving, GO
     5.375%, 06/15/12                                    500                512
   Fall River, GO, FSA
     Callable 02/01/13 @ 101
     5.250%, 02/01/15                                  1,000              1,101
   Massachusetts Bay, Transportation
     Authority, General Transportation
     System Project, Ser A, RB
     5.875%, 03/01/15                                    185                213
     5.500%, 03/01/12                                    500                530
   Massachusetts Bay, Transportation
     Authority, General Transportation
     System Project, Ser A, RB, FGIC
     7.000%, 03/01/11                                    270                306
     7.000%, 03/01/21                                    500                626
   Massachusetts Bay, Transportation
     Authority, General Transportation
     System Project, Ser A, RB, MBIA
     7.000%, 03/01/11                                  1,100              1,246
   Massachusetts Bay, Transportation
     Authority, Ser A, RB
     5.000%, 07/01/15                                  1,000              1,099
   Massachusetts Bay, Transportation
     Authority, Ser A, SPA
     Callable 07/01/10 @ 100
     5.750%, 07/01/13                                     45                 48
   Massachusetts Bay, Transportation
     Authority, Ser C, RB
     5.500%, 07/01/18                                    250                290
     5.250%, 07/01/13                                    500                550
     5.250%, 07/01/21                                    250                289
   Massachusetts Health & Educational
     Facilities Authority, Lahey Clinic
     Medical Center, Ser C, RB, FGIC
     5.000%, 08/15/15                                  1,320              1,443
   Massachusetts State, Consolidated
     Loan, Ser B, GO, FSA
     Pre-Refunded @ 100 (B)
     5.500%, 03/01/12                                    500                546
   Massachusetts State, Consolidated
     Loan, Ser D, GO
     6.000%, 05/01/08                                    180                182
   Massachusetts State, Consolidated
     Loan, Ser D, GO
     Pre-Refunded @ 100 (B)
     6.000%, 05/01/07                                     25                 25
   Massachusetts State, Consolidated
     Loan, Ser D, GO, MBIA
     5.500%, 11/01/15                                    500                570
   Massachusetts State, Consolidated
     Loan, Ser E, GO, FSA
     Pre-Refunded @ 100 (B)
     5.250%, 01/01/13                                    500                545
   Massachusetts State, Development
     Finance Agency, Biomedical
     Research Project, Ser C, RB
     Callable 08/01/10 @ 101
     6.000%, 08/01/11                                    210                225

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Development
     Finance Agency, College of
     Pharmacy & Allied Health Sciences
     Project, RB
     5.000%, 07/01/10                            $       175        $       179
   Massachusetts State, Development
     Finance Agency, Emerson College
     Project, Ser A, RB
     5.000%, 01/01/14                                  1,000              1,078
   Massachusetts State, Development
     Finance Agency, Hampshire College
     Project, RB
     5.150%, 10/01/14                                    450                469
   Massachusetts State, Development
     Finance Agency, Visual &
     Performing Arts Project, RB
     5.750%, 08/01/14                                    500                565
   Massachusetts State, Development
     Finance Agency, Williston
     Northampton School Project, RB
     Pre-Refunded @ 102 (B)
     6.000%, 10/01/08                                    125                131
   Massachusetts State, Federal Highway
     Project, Ser A, RB, MBIA
     5.250%, 12/15/12                                    500                544
   Massachusetts State, GO
     5.000%, 07/01/12                                    350                375
   Massachusetts State, Health &
     Educational Facilities Authority,
     Baystate Medical Center Project,
     Ser F, RB
     5.000%, 07/01/10                                    250                258
   Massachusetts State, Health &
     Educational Facilities Authority,
     Massachusetts Institute Technology
     Project, Ser L, RB
     5.000%, 07/01/13                                  1,500              1,628
   Massachusetts State, Health &
     Educational Facilities Authority,
     North Adams Regional Hospital
     Project, Ser C, RB
     Callable 01/05/07 @ 102
     6.750%, 07/01/09                                     20                 20
   Massachusetts State, Health &
     Educational Facilities Authority,
     Partners Healthcare Project, RB
     5.000%, 07/01/12                                    500                535
   Massachusetts State, Health &
     Educational Facilities Authority,
     Tufts University Project, Ser J, RB
     5.500%, 08/15/15                                    605                689
   Massachusetts State, Industrial
     Finance Agency, Pollution Control
     Authority, Boston Edison Project,
     Ser A, RB
     Callable 01/05/07 @ 101
     5.750%, 02/01/14                                    925                926
   Massachusetts State, Municipal
     Wholesale Electric Authority,
     Nuclear Project No. 3-A, RB, MBIA
     Callable 01/01/12 @ 101
     5.250%, 07/01/12                                    500                538
   Massachusetts State, Port Authority,
     Ser A, RB
     5.750%, 07/01/12                                    450                498


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Massachusetts Municipal Bond Fund
November 30, 2006

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, School Building
     Authority, Ser A, RB, FSA
     5.000%, 08/15/14                            $       750        $       821
   Massachusetts State, Ser A,
     GAN, MBIA
     5.500%, 12/15/13                                  1,000              1,116
   Massachusetts State, Ser A, GO
     6.000%, 11/01/10                                    650                707
     6.000%, 11/01/11                                    200                222
   Massachusetts State, Ser A,
     GO, FSA
     5.250%, 08/01/20                                    500                574
   Massachusetts State, Ser B,
     GO, FGIC (C)
     7.000%, 07/01/09                                    600                630
   Massachusetts State, Ser B,
     GO, FSA
     5.250%, 09/01/21                                    500                576
   Massachusetts State, Ser C,
     GO, MBIA
     5.500%, 12/01/20                                    750                884
   Massachusetts State, Ser D, GO
     5.500%, 10/01/16                                    200                229
   Massachusetts State, Ser D,
     GO, MBIA
     5.500%, 11/01/12                                  1,000              1,103
   Massachusetts State, Special
     Obligation, RB, FGIC
     Pre-Refunded @ 100 (B)
     5.000%, 01/01/14                                    250                271
   Massachusetts State, Special
     Obligation, Ser A, GAN, FSA
     5.000%, 12/15/11                                    650                691
     5.000%, 12/15/13                                  1,350              1,461
   Massachusetts State, Water Pollution
     Abatement Authority, Pool Program,
     Ser 8, RB
     Callable 08/01/12 @ 100
     5.250%, 08/01/13                                      5                  5
   Massachusetts State, Water Pollution
     Abatement Authority, Pool Program,
     Ser 8, RB
     Pre-Refunded @ 100 (B)
     5.250%, 08/01/12                                    245                266
   Massachusetts State, Water Pollution
     Abatement Authority, Pool Program,
     Ser A, RB
     5.250%, 08/01/14                                    625                695
   Massachusetts State, Water Resources
     Authority, Ser B, RB, MBIA
     6.250%, 12/01/11                                    600                674
   Massachusetts State, Water Resources
     Authority, Ser C, RB
     6.000%, 12/01/11                                    275                303
   Springfield, Municipal Purpose Loan,
     GO, MBIA
     5.250%, 08/01/15                                  1,000              1,122
   Springfield, Water & Sewer
     Commission, Ser A, RB, AMBAC
     Callable 07/15/16 @ 100
     5.000%, 07/15/17                                    500                551
                                                                    -----------
                                                                         33,023
                                                                    -----------

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
PUERTO RICO -- 10.4%
   Puerto Rico Commonwealth, Electric
     Power Authority, Ser KK, RB, FSA
     5.250%, 07/01/12                            $       600        $       654
   Puerto Rico Commonwealth, Electric
     Power Authority, Ser LL, RB, MBIA
     5.500%, 07/01/18                                    250                292
   Puerto Rico Commonwealth, Electric
     Power Authority, Ser QQ, RB, XLCA
     5.500%, 07/01/16                                    250                287
   Puerto Rico Commonwealth, GO
     6.500%, 07/01/13                                    250                288
     5.400%, 07/01/07                                    150                151
   Puerto Rico Commonwealth, Government
     Development Bank, Senior Notes,
     Ser B, RB
     5.000%, 12/01/14                                    250                270
   Puerto Rico Commonwealth, Highway &
     Transportation Authority, Ser Y,
     RB, MBIA
     6.250%, 07/01/14                                      5                  6
   Puerto Rico Commonwealth, Highway &
     Transportation Authority, Ser Y,
     RB, MBIA (C)
     6.250%, 07/01/14                                     45                 53
   Puerto Rico Commonwealth, Public
     Buildings Authority, Government
     Facilities Project, Ser C, RB
     5.500%, 07/01/12                                    500                542
   Puerto Rico Commonwealth, Public
     Buildings Authority, Government
     Facilities Project, Ser J, RB
     Callable 07/01/12 @ 100
     5.000%, 07/01/28                                    250                264
   Puerto Rico Commonwealth, Public
     Finance Authority, Commonwealth
     Appropriations Project, Ser A, RB
     Callable 02/01/12 @ 100 (A) (D)
     5.750%, 08/01/27                                    800                869
   Puerto Rico Commonwealth,
     Ser A, GO
     Callable 07/01/12 @ 100
     5.000%, 07/01/30                                    250                265
                                                                    -----------
                                                                          3,941
                                                                    -----------
VIRGIN ISLANDS -- 0.8%
   Virgin Islands, Public Financing
     Authority, Gross Receipts Taxes,
     Loan Note Project, Ser A, RB
     5.625%, 10/01/10                                    285                294
                                                                    -----------
Total Municipal Bonds
   (Cost $36,454) ($ Thousands)                                          37,258
                                                                    -----------


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Massachusetts Municipal Bond Fund
November 30, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                          Shares        ($ Thousands)
--------------------------------------------------------------------------------
CASH EQUIVALENT -- 0.2%
     SEI Tax Exempt Trust,
     Institutional Tax Free Fund,
     Cl A, 2.99% +
     (Cost $89) ($ Thousands)                         89,348        $        89
                                                                    -----------
Total Investments -- 98.5%
   (Cost $36,543) ($ Thousands) ++                                  $    37,347
                                                                    ===========

Percentages are based on Net Assets of $37,929 ($ Thousands).

+     The rate shown is the 7-day effective yield as of November 30, 2006.

++ At November 30, 2006, the tax basis cost of the Fund's investments was $36,543 ($ Thousands), and the unrealized appreciation and depreciation were $856 ($ Thousands) and $52 ($ Thousands), respectively.

(A) Floating Rate Security - The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2006. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)   Pre-Refunded Security - The maturity date shown is the pre-refunded date.

(C)   Security is escrowed to maturity.

(D) Securities are held in conjunction with a letter of credit from a major bank or financial institution.

AMBAC American Municipal Bond Assurance Company
Cl    Class
FGIC  Financial Guaranty Insurance Company
FSA   Financial Security Assistance
GAN   Grant Anticipation Note
GO    General Obligation
MBIA  Municipal Bond Insurance Association
RB    Revenue Bond
Ser   Series
SPA   Special Assessment
XLCA  XL Capital Assurance

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

New Jersey Municipal Bond Fund
November 30, 2006

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 98.2%
NEW JERSEY -- 91.8%
   Atlantic County, Public Facilities
     Lease Agreement, COP, FGIC
     6.000%, 03/01/13                            $     1,000        $     1,134
   Bergen County, Utilities Authority,
     Water Pollution Control Project,
     Ser A, RB, FGIC
     5.000%, 12/15/10                                  1,000              1,056
   Burlington County, Bridge
     Commissioner, Governmental Loan
     Program, RB
     Callable 10/15/12 @ 100
     5.000%, 10/15/13                                  1,290              1,386
   Burlington County, Bridge
     Commissioner, Governmental Loan
     Program, RB, AMBAC
     5.000%, 12/15/13                                  1,000              1,091
   Camden County, Municipal Utilities
     Authority, County Agreement
     Project, Ser B, RB, FGIC
     5.000%, 07/15/15                                  1,750              1,923
   Cumberland County, Improvement
     Authority, County Guaranteed
     Project, RB, MBIA
     5.000%, 01/01/13                                    500                540
   East Orange, Ser A, GO, FSA
     5.000%, 08/01/12                                  1,185              1,274
   Freehold, Regional High School
     District, GO, FGIC
     5.000%, 03/01/15                                  1,280              1,410
   Garden State, Preservation Trust,
     Ser C, RB, FSA
     5.125%, 11/01/16                                  1,000              1,127
   Jersey City, Ser A, GO, FSA
     6.250%, 10/01/11                                  1,225              1,364
   Lafayette Yard, Community
     Development Authority, Trenton
     Hotel/Conference Center Project,
     RB, MBIA
     Pre-Refunded @ 101 (B)
     6.125%, 04/01/10                                    500                545
     5.250%, 04/01/10                                    540                574
   Mantua Township, School Board
     Reserve Fund, GO, MBIA
     Pre-Refunded @ 100 (B)
     5.700%, 03/01/09                                    850                890
   New Jersey State, Casino
     Reinvestment Authority,
     Ser A, RB, MBIA
     5.000%, 06/01/14                                  3,000              3,261
   New Jersey State, Economic
     Development Authority, Masonic
     Charity Foundation Project, RB
     Callable 06/01/11 @ 102
     5.000%, 06/01/12                                    890                930
   New Jersey State, Economic
     Development Authority, Motor
     Vehicle Surcharge Revenue Project,
     Ser A, RB, MBIA
     Callable 07/01/14 @ 100
     5.250%, 07/01/15                                  2,000              2,210

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   New Jersey State, Economic
     Development Authority, School
     Facilities Construction Project,
     RB, FGIC
     Pre-Refunded @ 100 (B)
     5.000%, 09/01/14                            $     1,900        $     2,082
   New Jersey State, Economic
     Development Authority, School
     Facilities Construction Project,
     Ser C, RB, MBIA
     Pre-Refunded @ 100 (B)
     5.000%, 06/15/12                                  3,200              3,433
   New Jersey State, Economic
     Development Authority, School
     Facilities Construction Project,
     Ser G, RB, AMBAC
     Pre-Refunded @ 100 (B)
     5.000%, 09/01/13                                  1,550              1,685
   New Jersey State, Economic
     Development Authority, School
     Facilities Construction Project,
     Ser I, RB
     5.000%, 09/01/13                                  1,000              1,078
   New Jersey State, Economic
     Development Authority, School
     Facilities Construction Project,
     Ser I, RB
     Pre-Refunded @ 100 (B)
     5.250%, 09/01/14                                  1,275              1,419
   New Jersey State, Economic
     Development Authority, School
     Facilities Construction, Ser P, RB
     5.000%, 09/01/09                                  1,000              1,035
   New Jersey State, Economic
     Development Authority,
     Transportation Project,
     Ser A, RB, FSA
     5.000%, 05/01/08                                  1,010              1,030
   New Jersey State, Economic
     Development Authority, Trenton
     Office Complex, RB, FSA
     5.250%, 06/15/11                                  1,400              1,502
   New Jersey State, Educational
     Facilities Authority, Fairleigh
     Dickinson Project, Ser C, RB
     6.000%, 07/01/12                                  1,670              1,818
   New Jersey State, Educational
     Facilities Authority, Princeton
     University Project, Ser F, RB
     Callable 01/01/07 @ 100 (A)
     3.190%, 07/01/23                                    650                650
   New Jersey State, Environmental
     Infrastructure, Ser A, RB
     5.500%, 09/01/10                                  1,635              1,749
   New Jersey State, Environmental
     Infrastructure, Wastewater
     Treatment Project, Ser C, RB
     5.000%, 07/01/11                                  1,125              1,196
   New Jersey State, GO
     Pre-Refunded @ 100 (B)
     6.000%, 05/01/10                                  1,500              1,619
   New Jersey State, Garden State
     Preservation Trust, Ser A, RB, FSA
     5.250%, 11/01/11                                  2,000              2,157


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

New Jersey Municipal Bond Fund
November 30, 2006

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   New Jersey State, Healthcare
     Facilities Financing Authority,
     Atlantic City Medical
     Center Project, RB
     5.500%, 07/01/07                            $     1,000        $     1,006
   New Jersey State, Healthcare
     Facilities Financing Authority,
     Burdette Tomlin Memorial Hospital
     Project, RB
     Callable 07/01/09 @ 101
     5.250%, 07/01/11                                    535                557
   New Jersey State, Healthcare
     Facilities Financing Authority,
     Childrens Specialized Hospital,
     Ser A, RB
     5.000%, 07/01/12                                    400                415
     5.000%, 07/01/14                                    510                533
   New Jersey State, Healthcare
     Facilities Financing Authority,
     Childrens Specialized Hospital,
     Ser A, RB
     Callable 07/01/15 @ 100
     5.000%, 07/01/18                                    200                209
   New Jersey State, Healthcare
     Facilities Financing Authority,
     Health Systems Obligation Group,
     Ser A, RB
     5.000%, 07/01/08                                  1,000              1,016
   New Jersey State, Healthcare
     Facilities Financing Authority,
     Hospital Project, RB
     Callable 07/01/16 @ 100
     5.000%, 07/01/17                                  1,875              2,001
   New Jersey State, Healthcare
     Facilities Financing Authority,
     Palisades Medical Center Project,
     RB, ACA Insured
     Callable 07/01/09 @ 101
     4.800%, 07/01/10                                    615                629
   New Jersey State, Healthcare
     Facilities Financing Authority,
     RWJ Health Care Corporation
     Project, Ser B, RB,
     Radian Insured
     5.000%, 07/01/13                                  1,000              1,064
     5.000%, 07/01/14                                    570                610
   New Jersey State, Highway Authority,
     Garden State Parkway Project, RB,
     FGIC (C)
     5.500%, 01/01/12                                  1,700              1,854
   New Jersey State, Highway Authority,
     Garden State Parkway Project, RB,
     FGIC
     Pre-Refunded @ 100 (B)
     5.250%, 01/01/12                                  1,480              1,597
   New Jersey State, Ser A, COP
     5.250%, 06/15/09                                  2,000              2,073
   New Jersey State, Ser H, GO
     5.250%, 07/01/11                                  2,000              2,141
   New Jersey State, Ser H, GO, FSA
     5.250%, 07/01/15                                  1,485              1,662
   New Jersey State, Transportation
     Administration, Federal
     Transportation Grants,
     Ser B, COP, AMBAC
     5.500%, 09/15/11                                  3,450              3,743

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   New Jersey State, Transportation
     Trust Fund, Transportation Systems
     Project, Ser A, RB (C)
     5.000%, 06/15/10                            $       165        $       173
   New Jersey State, Transportation
     Trust Fund, Transportation Systems
     Project, Ser A, RB, FGIC (C)
     5.250%, 06/15/13                                  1,065              1,170
   New Jersey State, Transportation
     Trust Fund, Transportation Systems
     Project, Ser B, RB, FGIC
     5.500%, 12/15/20                                  2,000              2,350
   New Jersey State, Transportation
     Trust Fund, Transportation Systems
     Project, Ser B, RB, MBIA
     Pre-Refunded @ 100 (B)
     5.000%, 12/15/11                                  1,110              1,185
   New Jersey State, Transportation
     Trust Fund, Transportation Systems
     Project, Ser C, RB, FGIC
     Pre-Refunded @ 100 (B)
     5.250%, 06/15/15                                  1,165              1,305
   New Jersey State, Transportation
     Trust Fund, Transportation Systems
     Project, Ser D, RB (C)
     5.000%, 06/15/14                                  1,000              1,094
   New Jersey State, Turnpike
     Authority, Ser A, RB, MBIA
     5.750%, 01/01/10                                  1,615              1,720
   New Jersey State, Turnpike
     Authority, Ser A, RB, MBIA (C)
     6.000%, 01/01/11                                  2,000              2,187
   Ocean County, Waste Utilities
     Authority, RB
     5.250%, 01/01/10                                  1,910              1,968
   Passaic Valley, Sewer Authority,
     Ser F, RB, FGIC
     5.000%, 12/01/12                                  1,270              1,370
   Rahway, COP, MBIA
     Callable 02/15/10 @ 101
     5.400%, 02/15/13                                    475                504
     5.300%, 02/15/12                                    450                477
   Southeast Morris County, Water
     Authority, RB, MBIA
     Callable 01/01/11 @ 100
     5.000%, 01/01/13                                  1,215              1,277
   Sussex, Municipal Utility Authority,
     RB, FGIC
     5.000%, 12/01/12                                  2,000              2,147
   Trenton, GO, MBIA
     5.000%, 12/01/11                                  1,360              1,453
   Union City, Industrial Pollution
     Control Authority, Exxon Project, RB
     Callable 12/05/06 @ 100 (A)
     3.190%, 07/01/33                                    835                835
   West Orange, GO
     Pre-Refunded @ 100 (B)
     5.450%, 02/15/10                                    980              1,037
   West Windsor Plainsboro, Regional
     School District, GO, FSA
     5.000%, 12/01/12                                  1,100              1,187
                                                                    -----------
                                                                         87,717
                                                                    -----------


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

New Jersey Municipal Bond Fund
November 30, 2006

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                  ($Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------------------------
PUERTO RICO -- 6.4%
   Puerto Rico Commonwealth, Electric
     Power Authority, Ser JJ, RB, XLCA
     5.375%, 07/01/17                            $     1,000        $     1,143
   Puerto Rico Commonwealth, Government
     Development Bank, Senior Notes,
     Ser B, RB
     5.000%, 12/01/14                                  1,000              1,079
   Puerto Rico Commonwealth, Highway &
     Transportation Authority, Ser E,
     RB, FSA
     5.500%, 07/01/12                                  1,015              1,119
   Puerto Rico Commonwealth, Municipal
     Finance Agency, Ser B, GO, FSA
     Callable 08/01/09 @ 101
     5.750%, 08/01/12                                  1,000              1,068
   Puerto Rico Commonwealth, Public
     Improvements Project, Ser A, GO, XLCA
     5.500%, 07/01/17                                    500                577
   Puerto Rico Commonwealth, Public
     Improvements, Ser A, GO, FGIC
     5.500%, 07/01/16                                  1,000              1,151
                                                                    -----------
                                                                          6,137
                                                                    -----------
Total Municipal Bonds
   (Cost $92,351) ($ Thousands)                                          93,854
                                                                    -----------
CASH EQUIVALENT -- 0.0%
     SEI Tax Exempt Trust,
     Institutional Tax Free Fund,
     Cl A, 2.99% +
     (Cost $13) ($ Thousands)                         12,997                 13
                                                                    -----------
Total Investments -- 98.2%
   (Cost $92,364) ($ Thousands) ++                                  $    93,867
                                                                    ===========

Percentages are based on Net Assets of $95,627 ($ Thousands).

+      The rate shown is the 7-day effective yield as of November 30, 2006.

++ At November 30, 2006, the tax basis cost of the Fund's investments was $92,362 ($ Thousands), and the unrealized appreciation and depreciation were $1,609 ($ Thousands) and $104 ($ Thousands), respectively.

(A) Floating Rate Security - The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2006. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)    Pre-Refunded Security - The maturity date shown is the pre-refunded date.

(C)    Security is escrowed to maturity.

ACA    American Capital Access
AMBAC  American Municipal Bond Assurance Company
Cl     Class
COP    Certificate of Participation
FGIC   Financial Guaranty Insurance Company
FSA    Financial Security Assistance
GO     General Obligation
MBIA   Municipal Bond Insurance Association
Radian Radian Asset Assurance
RB     Revenue Bond
Ser    Series
XLCA   XL Capital Assurance

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

New York Municipal Bond Fund
November 30, 2006

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 98.6%
NEW YORK -- 88.4%
   Amherst, Industrial Development
     Agency, Civic Center Project,
     Ser A, RB, Radian Insured
     4.200%, 10/01/31                            $       495        $       503
   Cornwall, Central School District,
     GO, FGIC
     5.000%, 10/15/14                                    525                576
   Dutchess County, Industrial
     Development Authority,
     IBM Project, RB
     Callable 12/01/09 @ 100 (A)
     5.450%, 12/01/29                                  1,500              1,570
   Long Island, Power Authority, New
     York Electric Systems Project,
     Ser A, RB, FSA (D)
     5.500%, 12/01/12                                  1,500              1,658
     5.500%, 12/01/13                                  1,475              1,653
   Long Island, Power Authority,
     Ser E, RB, FGIC
     Callable 12/01/16 @ 100
     5.000%, 12/01/17                                    500                552
   Metropolitan New York,
     Transportation Authority,
     Ser A, RB
     5.000%, 11/15/13                                  1,000              1,081
   Metropolitan New York,
     Transportation Authority,
     Ser A, RB, FGIC
     Callable 11/15/11 @ 100
     5.250%, 11/15/12                                  1,000              1,078
   Metropolitan New York,
     Transportation Authority,
     Ser A, RB, MBIA
     5.000%, 11/15/11                                  1,550              1,655
     5.000%, 11/15/14                                  1,290              1,417
   Metropolitan New York,
     Transportation Authority,
     Ser C, RB
     5.000%, 11/15/12                                  1,000              1,071
   Metropolitan New York,
     Transportation Authority,
     Ser C, RB, AMBAC
     5.000%, 11/15/13                                  1,000              1,089
   Metropolitan New York,
     Transportation Authority,
     Ser G, RB
     Callable 12/05/06 @ 100 (A) (B)
     3.620%, 11/01/26                                    100                100
   Nassau County, Healthcare Facilities
     Authority, RB, FSA
     Pre-Refunded @ 102 (C)
     6.000%, 08/01/09                                  1,000              1,081
   Nassau County, Interim Finance
     Authority, Second Ser A,
     RB, MBIA
     5.000%, 11/15/14                                    500                549
   Nassau County, Interim Finance
     Authority, Second Ser A-1,
     RB, AMBAC
     Callable 11/15/11 @ 100
     5.375%, 11/15/14                                     75                 81

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   Nassau County, Interim Finance
     Authority, Second Ser A-1,
     RB, AMBAC
     Pre-Refunded @ 100 (C)
     5.375%, 11/15/11                            $       175        $       190
   Nassau County, Ser A, GO, FGIC
     6.000%, 07/01/10                                    100                108
   New York & New Jersey, Port
     Authority, 85th Ser, RB, AMBAC
     5.200%, 09/01/15                                  1,215              1,363
   New York City, Housing Development
     Authority, Capital Funding
     Program,
     Ser A, RB, FGIC
     5.000%, 07/01/12                                  1,000              1,074
   New York City, Housing Development
     Authority, Capital Funding
     Program, Ser A, RB, FGIC
     Callable 07/01/15 @ 100
     5.000%, 07/01/16                                  2,975              3,245
   New York City, Industrial
     Development Agency, Terminal One
     Group Association Project, RB
     5.500%, 01/01/14                                  1,000              1,094
     5.000%, 01/01/10                                    750                773
   New York City, Mount Sinai School
     District, GO, AMBAC
     6.200%, 02/15/14                                    500                582
   New York City, Municipal Water
     Finance Authority, Ser D, RB
     5.000%, 06/15/12                                    570                611
   New York City, Municipal Water
     Finance Authority, Ser F,
     Sub-Ser F-2, RB
     Callable 12/15/06 @ 100 (A)
     3.590%, 06/15/35                                    250                250
   New York City, Municipal Water
     Finance Authority, Water & Sewer
     Systems Project, Ser A, RB (D)
     6.000%, 06/15/09                                  1,000              1,061
   New York City, Municipal Water
     Finance Authority, Water & Sewer
     Systems Project, Ser A,
     RB, AMBAC (D)
     5.875%, 06/15/13                                    750                854
   New York City, Municipal Water
     Finance Authority, Water & Sewer
     Systems Project, Ser A, RB, FGIC
     6.000%, 06/15/10                                  1,000              1,084
   New York City, Municipal Water
     Finance Authority, Water & Sewer
     Systems Project, Ser C, RB
     Callable 12/15/06 @ 100 (A)
     3.590%, 06/15/33                                    300                300
   New York City, Ser A, GO
     5.250%, 11/01/09                                    250                261
     5.000%, 08/01/09                                    500                518
     5.000%, 08/01/10                                  1,750              1,831
   New York City, Ser B, GO
     7.250%, 08/15/07                                    860                881
   New York City, Ser B, GO
     Partially Pre-Refunded @ 100 (C)
     7.500%, 01/05/07                                     15                 15
   New York City, Ser B, GO, FSA
     5.250%, 08/01/13                                  2,000              2,195


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

New York Municipal Bond Fund
November 30, 2006

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   New York City, Ser B, GO, FSA (D)
     8.250%, 06/01/07                            $     1,000        $     1,023
   New York City, Ser B, GO, XLCA
     7.250%, 08/15/07                                    855                877
   New York City, Ser C, GO
     5.000%, 08/01/13                                    500                538
   New York City, Ser C, GO, CIFG
     5.000%, 08/01/14                                  1,500              1,632
   New York City, Ser C, GO, MBIA
     5.000%, 08/01/15                                    750                824
   New York City, Ser G, GO
     5.000%, 08/01/10                                  1,000              1,046
     5.000%, 08/01/15                                    705                769
   New York City, Ser G, GO, AMBAC
     Callable 02/01/16 @ 100
     5.000%, 08/01/17                                    725                795
   New York City, Ser H , GO, FGIC
     6.000%, 08/01/12                                    750                843
   New York City, Ser H, GO
     5.000%, 08/01/13                                    840                904
   New York City, Ser H, GO, FGIC
     Callable 08/01/14 @ 100
     5.000%, 08/01/15                                    750                817
   New York City, Ser I, GO
     5.000%, 08/01/11                                    500                529
     5.000%, 08/01/14                                  2,500              2,711
   New York City, Ser I, GO, MBIA
     Callable 08/01/14 @ 100
     5.000%, 08/01/17                                    500                542
   New York City, Ser J, GO
     Pre-Refunded @ 101 (C)
     6.125%, 08/01/07                                    340                349
   New York City, Ser J,
     Sub-Ser J-1, GO
     Callable 06/01/16 @ 100
     5.000%, 06/01/17                                    300                327
   New York City, Ser M, GO
     5.000%, 04/01/13                                    700                751
   New York City, Sub-Ser F-1, GO
     5.000%, 09/01/13                                    750                808
   New York City, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser A, RB
     Callable 08/15/07 @ 101
     5.000%, 08/15/11                                     55                 56
   New York City, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser A, RB
     Callable 11/01/11 @ 100 (A) (E)
     5.500%, 11/01/26                                    750                813
   New York City, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser A, RB
     Pre-Refunded @ 101 (C)
     5.500%, 02/15/10                                  1,000              1,070
   New York City, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser B, RB
     Pre-Refunded @ 101 (C)
     5.000%, 05/15/08                                    305                315
   New York City, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser B, RB
     Callable 02/01/11 @ 100
     5.250%, 02/01/29                                    750                796

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   New York City, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser B, RB
     Pre-Refunded @ 101 (C)
     6.000%, 05/15/10                            $       500        $       545
   New York City, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser C, RB
     5.500%, 02/01/09                                  1,105              1,150
     5.500%, 02/01/11                                  1,000              1,076
   New York City, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser D-2, RB
     Callable 05/01/14 @ 100
     5.000%, 11/01/14                                  1,000              1,090
   New York City, Transitional Finance
     Authority, Ser S-1, RB, FGIC
     5.000%, 07/15/16                                    350                388
   New York City, Transportation
     Facilities Authority, Livingston
     Plaza Project, RB, FSA (D)
     5.400%, 01/01/18                                    105                117
   New York State, Dormitory Authority,
     Aids Long-Term Health Care
     Facilities, RB, SONYMA
     5.000%, 11/01/10                                  1,500              1,575
   New York State, Dormitory Authority,
     City University System
     Construction Project, 5th General,
     Ser A, RB, FGIC
     5.000%, 07/01/13                                  2,000              2,170
   New York State, Dormitory Authority,
     City University System, Special
     Obligation, Ser D,
     RB, FGIC
     5.750%, 07/01/12                                  1,000              1,069
   New York State, Dormitory Authority,
     Educational Facilities Project,
     Ser A, RB
     5.500%, 05/15/13                                    810                882
   New York State, Dormitory Authority,
     Manhattan College,
     RB, Radian Insured
     5.500%, 07/01/11                                    900                964
   New York State, Dormitory Authority,
     Mental Health Project, Ser G, RB,
     AMBAC
     5.250%, 08/15/09                                    385                403
   New York State, Dormitory Authority,
     Mental Health Services Facilities
     Improvement Project, Ser C, RB,
     FGIC
     5.000%, 02/15/13                                    800                862
   New York State, Dormitory Authority,
     Mental Health Services Facilities
     Improvement Project, Ser D, RB,
     FGIC
     Callable 02/15/15 @ 100
     5.000%, 02/15/16                                  1,500              1,637
   New York State, Dormitory Authority,
     Mental Health Services Facilities
     Project, Ser B, RB
     6.500%, 08/15/08                                    250                262
     6.500%, 08/15/09                                    400                429


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

New York Municipal Bond Fund
November 30, 2006

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   New York State, Dormitory Authority,
     Montefiore Medical Center Project,
     RB, FGIC
     5.000%, 02/01/13                            $       500        $       537
   New York State, Dormitory Authority,
     New York State Department of
     Health, RB
     5.250%, 07/01/13                                    500                544
   New York State, Dormitory Authority,
     New York University Project,
     Ser A, RB, MBIA
     6.000%, 07/01/19                                    100                122
   New York State, Dormitory Authority,
     Presbyterian Hospital Project, RB,
     AMBAC
     5.500%, 02/01/09                                    300                312
     5.500%, 08/01/09                                    500                524
   New York State, Dormitory Authority,
     Presbyterian Hospital Project, RB,
     AMBAC
     Callable 02/01/08 @ 101
     4.400%, 08/01/13                                     25                 25
   New York State, Dormitory Authority,
     Rochester Institute of Technology,
     Ser A, RB, AMBAC
     5.000%, 07/01/12                                  1,000              1,074
     5.000%, 07/01/13                                  1,000              1,085
   New York State, Dormitory Authority,
     Ryan/Clinton Community Health
     Project, RB, SONYMA
     5.400%, 07/01/09                                    250                260
   New York State, Dormitory Authority,
     Ser B, RB
     Callable 05/15/12 @ 100
     5.250%, 11/15/23                                  5,500              5,928
   New York State, Dormitory Authority,
     Ser B, RB, XLCA (A)
     5.250%, 07/01/32                                    750                822
   New York State, Dormitory Authority,
     Siena College, RB, MBIA
     5.000%, 07/01/16                                    500                554
   New York State, Dormitory Authority,
     State University Educational
     Facilities Project, RB, MBIA
     Pre-Refunded @ 101 (C)
     6.000%, 05/15/15                                  1,000              1,091
   New York State, Dormitory Authority,
     State University Educational
     Facilities Project, Ser A, RB, AMBAC
     5.250%, 05/15/15                                  1,170              1,290
   New York State, Dormitory Authority,
     State University Educational
     Facilities Project, Ser A, RB, FGIC
     7.500%, 05/15/13                                    600                736
   New York State, Environmental
     Facilities Authority, New York
     City Water Project, RB
     5.750%, 06/15/08                                      5                  5
     5.750%, 06/15/09                                      5                  5
     5.750%, 06/15/10                                     35                 38
     5.750%, 06/15/11                                    180                197
     5.750%, 06/15/12                                    105                117

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   New York State, Environmental
     Facilities Authority, New York
     City Water Project, RB (D)
     5.750%, 06/15/08                            $        40        $        41
     5.750%, 06/15/09                                     40                 42
     5.750%, 06/15/11                                  1,180              1,292
   New York State, Environmental
     Facilities Authority, Revolving
     Funds - Pooled Financing Program,
     Ser B, RB
     5.000%, 11/15/14                                  1,000              1,102
     5.000%, 11/15/16                                  1,000              1,116
   New York State, Environmental
     Facilities Authority, Revolving
     Funds, New York City Municipal
     Water, Ser E, RB
     5.000%, 06/15/14                                    750                823
   New York State, Environmental
     Facilities Authority, Revolving
     Funds, Ser E, RB, MBIA
     6.000%, 06/15/12                                  1,350              1,515
   New York State, Environmental
     Facilities Authority, Ser A, RB
     5.000%, 03/15/12                                  1,000              1,068
   New York State, Environmental
     Facilities Authority, State Water
     Project, Ser A, RB (D)
     5.750%, 06/15/09                                      5                  5
     5.750%, 06/15/11                                    640                701
   New York State, Local Assistance
     Project, Ser E, RB
     6.000%, 04/01/14                                  1,040              1,178
   New York State, Mortgage Agency,
     26th Ser, RB
     5.200%, 04/01/08                                    500                505
   New York State, Mortgage Agency,
     26th Ser, RB
     Callable 07/01/10 @ 100
     5.350%, 10/01/16                                    130                133
   New York State, Mortgage Agency,
     Homeowner Mortgage Project,
     Ser 87, RB
     Callable 09/01/09 @ 100
     5.150%, 04/01/17                                    270                274
   New York State, Mortgage Agency,
     Homeowner Mortgage, Ser 98, RB
     Callable 04/01/11 @ 100
     5.050%, 10/01/17                                    825                864
   New York State, Sales Tax Asset
     Receivables Project, Ser A, RB, MBIA
     Callable 10/15/14 @ 100
     5.000%, 10/15/17                                  1,000              1,092
   New York State, Thruway & Highway
     Board, Second Ser B, RB, FSA
     5.000%, 04/01/14                                  1,000              1,091
   New York State, Thruway & Highway
     Board, Ser B, RB, FGIC
     Callable 04/01/08 @ 101
     5.250%, 04/01/11                                  1,000              1,032
   New York State, Thruway & Highway
     Board, Ser C, MBIA
     5.500%, 04/01/12                                    750                821


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

New York Municipal Bond Fund
November 30, 2006

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   New York State, Thruway Authority,
     Second Ser B, RB, FGIC
     Callable 10/01/15 @ 100
     5.000%, 04/01/16                            $     1,000        $     1,101
   New York State, Thruway Authority,
     Second Ser B, RB, FSA
     5.000%, 04/01/13                                  2,175              2,353
   New York State, Thruway Authority,
     Transportation Project,
     Ser A, RB, FSA
     5.000%, 03/15/13                                    500                541
     5.000%, 03/15/14                                  1,000              1,091
   New York State, Tobacco Settlement
     Financing, Ser A-1, RB
     Callable 12/21/06 @ 100
     5.250%, 06/01/12                                  1,000              1,001
   New York State, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser B, RB
     Pre-Refunded @ 101 (C)
     6.000%, 05/15/10                                    750                818
   New York State, Triborough Bridge &
     Tunnel Authority, General Purpose
     Project, Ser SR, RB (D)
     5.500%, 01/01/12                                    535                560
   New York State, Triborough Bridge &
     Tunnel Authority, General Purpose
     Project, Ser X, RB (D)
     6.625%, 01/01/12                                  1,160              1,305
   New York State, Urban Development,
     Capital Correctional Facilities
     Project, Ser A, RB, FSA
     6.500%, 01/01/10                                    650                707
   New York State, Urban Development,
     Personal Income Tax Project,
     Ser A-1, RB
     5.000%, 12/15/11                                    250                267
   New York State, Urban Development,
     Personal Income Tax Project,
     Ser A-1, RB, AMBAC
     5.000%, 12/15/15                                  1,000              1,106
   New York State, Urban Development,
     Personal Income Tax Project,
     Ser B, RB, FSA
     5.000%, 03/15/13                                  1,000              1,082
   New York State, Urban Development,
     Ser A, RB
     5.500%, 01/01/17                                  1,500              1,602
     5.000%, 01/01/09                                    500                515
     5.000%, 01/01/17                                    450                473
   New York State, Urban Development,
     Ser A, RB, XLCA
     5.250%, 01/01/11                                  1,000              1,066
   New York State, Urban Development,
     Service Contract, RB, FSA
     5.000%, 01/01/15                                    500                549
   New York State, Urban Development,
     State Facilities Project, RB
     5.750%, 04/01/12                                  1,100              1,213
   Port Authority of New York & New
     Jersey, One Hundred Thirty Ninth
     Project, RB, FGIC
     5.000%, 10/01/13                                  1,000              1,075

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   Troy, Industrial Development
     Authority, Rensselaer Polytechnic
     Institute, Ser A, RB
     5.500%, 09/01/10                            $       400        $       422
   Tsasc, Ser 1, RB
     Callable 06/01/16 @ 100
     4.750%, 06/01/22                                  3,255              3,253
   Yonkers, Ser A, GO, MBIA
     5.000%, 08/01/13                                  1,500              1,620
                                                                    -----------
                                                                        121,439
                                                                    -----------
PUERTO RICO -- 10.0%
   Puerto Rico Commonwealth, Electric
     Power Authority,
     Ser QQ, RB, XLCA
     5.500%, 07/01/16                                    500                573
   Puerto Rico Commonwealth, GO
     5.400%, 07/01/07                                    685                691
   Puerto Rico Commonwealth, Government
     Development Bank Authority, Ser B, RB
     5.000%, 12/01/11                                    500                527
     5.000%, 12/01/15                                    750                813
   Puerto Rico Commonwealth, Highway &
     Transportation Authority, Ser E,
     RB, FSA
     5.500%, 07/01/19                                    750                882
   Puerto Rico Commonwealth, Highway &
     Transportation Authority, Ser Y,
     RB, MBIA
     6.250%, 07/01/14                                     10                 12
   Puerto Rico Commonwealth, Highway &
     Transportation Authority, Ser Y,
     RB, MBIA (D)
     6.250%, 07/01/14                                    115                136
   Puerto Rico Commonwealth, Housing
     Finance Authority, Capital Funding
     Program, RB, HUD
     5.000%, 12/01/13                                  1,500              1,622
   Puerto Rico Commonwealth, Public
     Buildings Authority, Government
     Facilities Project, Ser C, RB
     5.500%, 07/01/12                                    250                271
   Puerto Rico Commonwealth, Public
     Buildings Authority, Government
     Facilities Project, Ser J, RB
     Callable 07/01/12 @ 100
     5.000%, 07/01/28                                  1,000              1,058
   Puerto Rico Commonwealth, Public
     Finance Authority, Commonwealth
     Appropriations Project, Ser A, RB
     Callable 02/01/12 @ 100 (A) (B)
     5.750%, 08/01/27                                  2,850              3,097
   Puerto Rico Commonwealth, Public
     Finance Authority, Commonwealth
     Appropriations Project,
     Ser A, RB, MBIA
     Callable 02/01/12 @ 100 (B)
     5.250%, 08/01/29                                  1,000              1,078
   Puerto Rico Commonwealth, Public
     Finance Authority, Commonwealth
     Appropriations Project, Ser E, RB
     Pre-Refunded @ 100 (C)
     5.500%, 02/01/12                                    750                819


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

New York Municipal Bond Fund
November 30, 2006

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                 ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Puerto Rico Commonwealth, Public
     Improvements Project,
     Ser C, GO (A)
     6.000%, 07/01/13                            $     1,000        $     1,031
   Puerto Rico Commonwealth,
     Ser A, GO
     Callable 07/01/12 @ 100
     5.000%, 07/01/30                                  1,000              1,058
                                                                    -----------
                                                                         13,668
                                                                    -----------
VIRGIN ISLANDS -- 0.2%
   Virgin Islands, Public Financing
     Authority, Gross Receipts Taxes,
     Loan Note Project, Ser A, RB
     5.625%, 10/01/10                                    280                288
                                                                    -----------
Total Municipal Bonds
   (Cost $133,102) ($ Thousands)                                        135,395
                                                                    -----------
CASH EQUIVALENT -- 0.0%
     SEI Tax Exempt Trust,
     Institutional Tax Free Fund,
     Cl A, 2.99% +
     (Cost $58) ($ Thousands)                         58,357                 58
                                                                    -----------
Total Investments -- 98.6%
   (Cost $133,160) ($ Thousands) ++                                 $   135,453
                                                                    ===========

Percentages are based on Net Assets of $137,326 ($ Thousands).

+      The rate shown is the 7-day effective yield as of November 30, 2006.

++ At November 30, 2006, the tax basis cost of the Fund's investments was $133,158 ($ Thousands), and the unrealized appreciation and depreciation were $2,431 ($ Thousands) and $136 ($ Thousands), respectively.

(A) Floating Rate Security - The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2006. The demand and interest rate reset features give this security a shorter effective maturity date.

(B) Securities are held in conjunction with a letter of credit from a major bank or financial institution.

(C)    Pre-Refunded Security - The maturity date shown is the pre-refunded date.

(D)    Security is escrowed to maturity.

(E) Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on November 30, 2006. The coupon on a step bond changes on a specified date.

AMBAC  American Municipal Bond Assurance Company
CIFG   CDC IXIS Financial Guaranty
Cl     Class
FGIC   Financial Guaranty Insurance Company
FSA    Financial Security Assistance
GO     General Obligation
HUD    Department of Housing & Urban Development
MBIA   Municipal Bond Insurance Company
Radian Radian Asset Assurance
RB     Revenue Bond
Ser    Series
SONYMA State of New York Mortgage Agency
XLCA   XL Capital Assurance

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

California Municipal Bond Fund
November 30, 2006

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 97.7%
CALIFORNIA -- 89.2%
   ABAG, Financial Authority
     Not-For-Profit, Channing House
     Project, COP
     4.900%, 02/15/09                            $       780        $       795
   California State, Daily-Kindergarten
     University, Ser A-4, GO
     Callable 12/05/06 @ 100 (A) (B)
     3.350%, 05/01/34                                    285                285
   California State, Department of
     Water Resources & Power,
     Ser A, RB
     Pre-Refunded @ 101 (C)
     5.750%, 05/01/12                                  2,000              2,244
     5.375%, 05/01/12                                  1,400              1,545
     5.250%, 05/01/12                                  1,375              1,509
   California State, Department of
     Water Resources & Power,
     Ser A, RB, MBIA
     Pre-Refunded @ 101 (C)
     5.375%, 05/01/12                                  2,500              2,759
   California State, Department of
     Water Resources & Power,
     Ser A, RB, XLCA
     Pre-Refunded @ 101 (C)
     5.375%, 05/01/12                                  1,725              1,904
   California State, Department of
     Water Resources & Power,
     Ser W, RB, FSA
     5.500%, 12/01/13                                  1,540              1,737
   California State, Department of
     Water Resources, Water Systems
     Project, Ser Y, RB, FGIC
     Callable 06/01/13 @ 100
     5.250%, 12/01/19                                  2,425              2,650
   California State, Economic
     Development Authority, Ser A, GO
     5.250%, 07/01/12                                  6,930              7,535
   California State, Economic
     Development Authority,
     Ser A, GO, MBIA
     5.250%, 07/01/13                                  2,000              2,206
   California State, Economic
     Development Authority,
     Ser C-5, RB
     Callable 12/05/06 @ 100 (A)
     3.350%, 07/01/23                                    260                260
   California State, Educational
     Facilities Authority, Santa Clara
     University Project, RB, AMBAC
     5.250%, 09/01/19                                  1,250              1,444
   California State, GO
     5.250%, 03/01/11                                  1,600              1,706
     5.250%, 02/01/18                                  2,000              2,256
     5.000%, 04/01/10                                  2,000              2,094
     5.000%, 04/01/12                                 10,000             10,685
     5.000%, 03/01/15                                  7,000              7,646
   California State, GO
     Callable 08/01/13 @ 100
     5.250%, 02/01/14                                  4,000              4,390
   California State, GO, XLCA
     5.250%, 02/01/11                                  7,000              7,470

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   California State, Health Facilities
     Financing Authority, Cedars-Sinai
     Medical Center Project, RB
     5.000%, 11/15/14                            $     1,000        $     1,079
   California State, Housing Finance
     Authority, Multi Family Housing
     Project, Ser B, RB (A) (B)
     3.490%, 02/01/31                                    180                180
   California State, Infrastructure &
     Economic Development Authority,
     Bay Area Toll Bridges Project,
     Ser A, RB, FSA (D)
     5.000%, 07/01/11                                  2,000              2,133
   California State, Infrastructure &
     Economic Development Authority,
     Workers Compensation Relief
     Project, Ser A, RB, AMBAC
     5.250%, 10/01/13                                  4,900              5,438
   California State, Public Works
     Board, Department of Corrections
     State Prison Project,
     Ser E, RB, MBIA
     6.000%, 06/01/10                                  1,500              1,620
   California State, Public Works
     Board, Department of General
     Services, Butterfield Street
     Project, Ser A, RB
     5.000%, 06/01/15                                  1,000              1,091
   California State, Public Works
     Board, University Project,
     Ser A, RB, FGIC
     5.250%, 10/01/17                                  1,380              1,567
   California State, Resources
     Efficiency Financing Authority,
     Capital Improvements Program, COP,
     AMBAC
     6.000%, 04/01/09                                  1,420              1,499
   California State, Union Elementary
     School District, Ser B, GO, FGIC
     Pre-Refunded  @ 100 (C)
     5.375%, 09/01/12                                  1,000              1,100
   California Statewide, Communities
     Development Authority, Health
     Facilities-Adventist Health
     Project, Ser A, RB
     5.000%, 03/01/15                                  1,385              1,490
   California Statewide, Communities
     Development Authority, Huntington
     Memorial Hospital, RB
     5.000%, 07/01/15                                  2,860              3,079
   California Statewide, Communities
     Development Authority, Redlands
     Community Hospital, Ser A, RB
     5.000%, 04/01/14                                  1,000              1,074
   Cerritos Community College,
     Ser A, GO, MBIA
     Pre-Refunded @ 101 (C)
     5.000%, 08/01/13                                  1,170              1,287
   Corona-Norco, Unified School
     District, Capital Appreciation
     Project, Ser B, GO, FSA (E)
     5.600%, 09/01/13                                  1,000                781
     5.500%, 09/01/12                                  1,005                816
   Del Mar, Race Track Authority, RB
     5.000%, 08/15/10                                    700                726


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

California Municipal Bond Fund
November 30, 2006

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   Fairfield, Housing Authority,
     Creekside Estates Mobile
     Homes Project, RB
     5.150%, 09/01/07                            $       220        $       221
   Fontana, Redevelopment Agency,
     Jurupa Hills Redevelopment
     Project, Ser A, TA
     5.100%, 10/01/09                                    360                370
     4.900%, 10/01/07                                  1,345              1,354
   Fontana, Redevelopment Agency,
     Jurupa Hills Redevelopment
     Project, Ser A, TA
     Callable 10/01/09 @ 101
     5.200%, 10/01/10                                  1,615              1,679
   Fresno, Joint Powers Finance
     Authority, RB, AMBAC
     Callable 08/01/10 @ 102
     5.500%, 08/01/15                                  1,445              1,575
   Hacienda La Puente, Capital
     Appreciation, Ser A,
     GO, MBIA (E)
     5.450%, 08/01/15                                  1,200                859
   Huntington Beach, Unified School
     District, Election 2004
     Project, GO, FSA
     Callable 08/01/14 @ 100
     5.000%, 08/01/15                                  1,165              1,275
   Intermodal, Container Transfer
     Facility, Joint Powers Authority,
     Ser A, RB, AMBAC
     5.000%, 11/01/10                                  1,465              1,548
   Lodi, Electric Systems Authority,
     Capital Appreciation,
     Ser B, COP, MBIA
     Pre-Refunded @ 90.35 (C) (E)
     5.715%, 01/15/09                                  1,000                839
   Loma Linda, University Medical
     Center, Ser A, RB
     5.000%, 12/01/15                                  1,575              1,679
   Los Angeles, Ser A, GO
     5.250%, 09/01/13                                  1,180              1,308
   Los Angeles, Sonnelblick Del Rio
     West, COP, AMBAC
     5.375%, 11/01/10                                  1,730              1,851
   Los Angeles, Unified School
     District, GO, MBIA
     5.500%, 07/01/11                                  2,000              2,176
   Los Angeles, Unified School
     District, Ser A-2, RB, FGIC
     Callable 07/01/14 @ 100
     5.000%, 07/01/16                                  3,620              3,958
   Newport Beach, Health Facilities
     Authority, Hoag Memorial
     Presbyterian Hospital Project, RB
     Callable 12/05/06 @ 100 (A)
     3.490%, 10/01/22                                    185                185
   North Orange County, Community
     College District, Election of 2002
     Project, Ser B, GO, FGIC
     Pre-Refunded @ 100 (C)
     5.000%, 08/01/14                                  1,250              1,378
   Ontario, Redevelopment Financing
     Authority, Center City & Cimarron
     Project No. 1, RB, MBIA
     5.000%, 08/01/11                                  1,270              1,357
   Orange County, Water District
     Authority, Ser B, COP, MBIA
     4.500%, 08/15/13                                  1,350              1,427

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   Palo Alto, Unified School
     District, GO, FSA
     Callable 08/01/15 @ 100
     5.000%, 08/01/16                            $     1,195        $     1,320
   Pasadena, Unified School
     District, GO, FGIC
     5.000%, 11/01/13                                  2,000              2,192
   Rancho Cucamonga, Redevelopment
     Agency, Ranch Redevelopment
     Project, Ser A, TA, AMBAC
     Callable 09/01/14 @ 100
     5.000%, 09/01/15                                  2,000              2,183
   Rancho Santiago, Community College
     District, GO, FSA
     5.250%, 09/01/17                                  1,825              2,079
   Redwood City, Elementary School
     District, GO, FGIC
     5.000%, 08/01/15                                  2,275              2,522
   Riverside, Community College
     District, GO, FSA
     Callable 08/01/15 @ 100
     5.000%, 08/01/18                                  1,700              1,858
   Riverside, Electric Authority,
     RB, FSA
     Callable 10/01/11 @ 101
     5.250%, 10/01/13                                  2,485              2,705
   Riverside, Public Financing
     Authority, COP
     5.400%, 05/15/09                                  2,930              3,007
   Sacramento, Municipal Utility
     District, Ser S, RB, MBIA
     5.000%, 11/15/13                                  1,400              1,535
   San Buenaventura, Ser B,
     COP, AMBAC
     5.000%, 01/01/12                                  1,455              1,562
   San Diego, Burnham Institution for
     Med Resh Project, COP
     Callable 09/01/15 @ 102
     5.000%, 09/01/16                                    575                607
   San Diego, Redevelopment Agency,
     Centre City Redevelopment Project,
     Ser A, RB
     5.450%, 09/01/09                                    175                179
     5.350%, 09/01/08                                    175                177
   San Diego, Redevelopment Agency,
     Centre City Redevelopment Project,
     Ser A, TA, XLCA
     5.000%, 09/01/13                                  1,300              1,410
   San Diego, Unified School District,
     Election of 1998 Project,
     Ser B, GO, MBIA
     6.050%, 07/01/18                                  2,650              3,226
   San Francisco Bay Area, Bay Area
     Toll Authority, Ser F, RB
     5.000%, 04/01/13                                  1,000              1,085
   San Francisco Bay Area,
     Transportation Finance
     Authority, Bridge Toll Project,
     RB, ACA Insured
     5.750%, 02/01/07                                  2,725              2,731
   San Francisco, City & County
     Authority, Issue 29 Project,
     Ser B, RB, FGIC
     5.000%, 05/01/12                                  1,555              1,672


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

California Municipal Bond Fund
November 30, 2006

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   San Francisco, City & County
     Authority, Ser A, RB, FSA
     5.000%, 11/01/12                            $     6,000        $     6,506
   San Francisco, State Building
     Authority, California State & San
     Francisco Civic Center,
     Ser A, RB, FGIC
     Callable 12/01/15 @ 100
     5.000%, 12/01/16                                  3,500              3,865
   San Francisco, State University
     Foundation, Student Housing
     Project, RB, ACA Insured
     4.500%, 07/01/07                                    265                265
   San Joaquin County, Capital
     Facilities Project, COP, MBIA
     5.500%, 11/15/13                                  1,000              1,127
   San Joaquin Hills, Transportation
     Authority, RB (D) (E)
     5.340%, 01/01/09                                  2,000              1,857
   San Jose, Redevelopment Agency,
     Merged Area Development Project,
     Ser D, TA, AMBAC
     Callable 08/01/17 @ 100
     5.000%, 08/01/21                                  5,000              5,438
   San Ramon Valley, Unified School
     District, Election 2002, GO, FSA
     Callable 08/01/14 @ 100
     5.250%, 08/01/17                                  1,475              1,644
   Santa Fe Springs, Community
     Development Authority,
     Ser A, TA, MBIA
     5.000%, 09/01/10                                  1,950              2,056
   Santa Monica, Malibu School
     District, GO, FGIC
     5.250%, 08/01/11                                  2,095              2,257
   Saugus, Union School District,
     Ser B, GO, FSA
     Pre-Refunded @ 100 (C)
     5.000%, 08/01/15                                  1,375              1,528
   South San Francisco, School
     District, RB, MBIA
     5.000%, 09/15/17                                  1,070              1,201
   Stockton, Essential Services
     Building/Parking Facility, COP (D)
     5.000%, 08/01/09                                    280                291
     4.800%, 08/01/07                                    155                156
   Sunnyvale, Water Financing
     Authority, RB, AMBAC
     Callable 10/01/11 @ 100
     5.250%, 10/01/13                                  1,595              1,727
   Val Verde, Unified School District,
     COP, FGIC (D)
     5.000%, 01/01/14                                    500                548
   Val Verde, Unified School District,
     COP, FGIC
     Pre-Refunded @ 100 (C)
     5.250%, 01/01/15                                  1,000              1,122
     5.250%, 01/01/15                                  1,500              1,683
                                                                    -----------
                                                                        178,440
                                                                    -----------
GUAM -- 0.5%
   Guam, Ser A, GO, FSA
     5.500%, 12/01/10                                  1,000              1,076
                                                                    -----------

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                 ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------------------------
PUERTO RICO -- 8.0%
   Puerto Rico Commonwealth, Electric
     Power Authority, RB, MBIA
     5.000%, 07/01/20                            $     1,700        $     1,913
   Puerto Rico Commonwealth, Government
     Development Bank, Senior Notes,
     Ser B, RB
     5.000%, 12/01/14                                  1,250              1,349
   Puerto Rico Commonwealth, Highway &
     Transportation Authority, Ser W,
     RB, MBIA
     5.500%, 07/01/13                                  3,400              3,798
   Puerto Rico Commonwealth, Highway &
     Transportation Authority, Ser X,
     RB, FSA
     5.500%, 07/01/15                                  1,490              1,694
   Puerto Rico Commonwealth, Public
     Buildings Authority, Government
     Facilities Project, Ser C, RB
     5.500%, 07/01/16                                  1,000              1,146
   Puerto Rico Commonwealth, Public
     Improvements Authority,
     GO, MBIA
     5.250%, 07/01/12                                  2,000              2,179
   Puerto Rico Commonwealth, Public
     Improvements Authority, Ser A,
     GO, FGIC
     5.500%, 07/01/13                                  2,500              2,793
   Puerto Rico Commonwealth, Public
     Improvements Project, GO, MBIA
     5.250%, 07/01/15                                  1,000              1,122
                                                                    -----------
                                                                         15,994
                                                                    -----------
Total Municipal Bonds
   (Cost $190,594) ($ Thousands)                                        195,510
                                                                    -----------
TAX EXEMPT CORPORATE BOND -- 1.0%
CALIFORNIA -- 1.0%
   San Manuel Entertainment
     Callable 12/01/13 @ 102 (F)
     4.500%, 12/01/16                                  2,000              2,031
                                                                    -----------
Total Tax Exempt Corporate Bond
   (Cost $2,000) ($ Thousands)                                            2,031
                                                                    -----------
CASH EQUIVALENT -- 0.1%
     SEI Tax Exempt Trust,
     Institutional Tax Free Fund,
     Cl A, 2.99% +
     (Cost $108) ($ Thousands)                       107,921                108
                                                                    -----------
Total Investments -- 98.8%
   (Cost $192,702) ($ Thousands) ++                                 $   197,649
                                                                    ===========

Percentages are based on Net Assets of $200,025 ($ Thousands).

+     The rate shown is the 7-day effective yield as of November 30, 2006.

++ At November 30, 2006, the tax basis cost of the Fund's investments was $192,581 ($ Thousands), and the unrealized appreciation and depreciation were $5,095 ($ Thousands) and $27 ($ Thousands), respectively.


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

California Municipal Bond Fund
November 30, 2006

(A) Floating Rate Security - The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2006. The demand and interest rate reset features give this security a shorter effective maturity date.

(B) Securities are held in conjunction with a letter of credit from a major bank or financial institution.

(C)   Pre-Refunded Security - The maturity date shown is the pre-refunded date.

(D)   Security is escrowed to maturity.

(E) Zero Coupon Bond - The rate shown is the effective yield at the time of purchase.

(F) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2006, the value of this security amounted to $2,031 ($ Thousands), representing 1.0% of the net assets of the Fund.

ABAG  Association of Bay Area Governments
ACA   American Capital Access
AMBAC American Municipal Bond Assurance Company
Cl    Class
COP   Certificate of Participation
FGIC  Financial Guaranty Insurance Company
FSA   Financial Security Assistance
GO    General Obligation
MBIA  Municipal Bond Insurance Association
RB    Revenue Bond
Ser   Series
TA    Tax Allocation
XLCA  XL Capital Assurance

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2006

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              SEI Tax Exempt Trust

                                          /s/ Robert A. Nesher
By (Signature and Title)*                 -----------------------------------
                                          Robert A. Nesher, President & CEO

Date January 23, 2007





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                          /s/ Stephen F. Panner
By (Signature and Title)*                 -----------------------------------
                                          Stephen F. Panner, Controller & CFO

Date January 23, 2007